ANNUAL REPORT           TIFF
              December 32, 1996       INVESTMENT       Investment Management
                                      PROGRAM          for foundations














                                                      		February 28, 1997



Dear TIP Member:

    	We are pleased to present the Annual Report to Members of the TIFF Investment Program, Inc. (TIP).

    	As you know, TIP is a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIP administers six Funds at present:
Multi-Asset, International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term. All of TIP's Funds enable member foundations to delegate to TIP responsibility for the time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing Members with an opportunity to also delegate to TIP responsibility for the all-important task of asset allocation.

    	We are very gratified by the favorable reception that TIP has received from the not-for-profit community. We are engaged in active discussions with numerous organizations throughout the United States that have expressed interest in learning more about TIP, and would welcome the opportunity to discuss this exciting initiative with other eligible investors.

    	For further information about the TIFF Investment Program, please call us at 800-984-0084.

                                                  							Sincerely,

                                                         /s/David A. Salem

                                                       		David A. Salem
                                                  							President




--------------------------------------------------------------------------------
                                CONTENTS
--------------------------------------------------------------------------------

TIFF MULTI-ASSET FUND
    PERFORMANCE GRAPH............................................... 1
    SCHEDULE OF INVESTMENTS.........................................	2


TIFF INTERNATIONAL EQUITY FUND
    PERFORMANCE GRAPH............................................... 8
    SCHEDULE OF INVESTMENTS......................................... 9


TIFF EMERGING MARKETS FUND
    PERFORMANCE GRAPH.............................................. 14
    SCHEDULE OF INVESTMENTS........................................ 15


TIFF U.S. EQUITY FUND
    PERFORMANCE GRAPH.............................................. 20
    SCHEDULE OF INVESTMENTS........................................ 21


TIFF BOND FUND
    PERFORMANCE GRAPH.............................................. 26
    SCHEDULE OF INVESTMENTS....................................... 	27


TIFF SHORT-TERM FUND
    PERFORMANCE GRAPH..............................................	30
    SCHEDULE OF INVESTMENTS........................................ 31


STATEMENTS OF ASSETS AND LIABILITIES............................... 32


STATEMENTS OF OPERATIONS........................................... 38


STATEMENTS OF CHANGES IN NET ASSETS................................ 40


FINANCIAL HIGHLIGHTS............................................... 43


NOTES TO FINANCIAL STATEMENTS...................................... 49


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--
TIFF Multi-Asset Fund                                       December 31, 1996
------------------------------------------------------------------------------
--


GRAPH:


Policy Considerations: The Multi-Asset Fund provides Members with an opportunity to delegate responsibility for asset allocation as well as manager selection. Its return objective is to produce a five percent inflation-adjusted return with sufficient consistency to induce its holders to "stay the course": to adhere to investment policies that comport better with their goal of preserving endowment purchasing power than do policies that place more emphasis on controlling short-term volatility. The Fund seeks to outperform its benchmark through three means: (1) active security selection within asset class segments; (2) periodic shifting of assets among these segments; and (3) judicious use of other commingled investment vehicles. The first and second tools are wielded not by TIP's directors but rather by outside money managers that they select.

Performance Evaluation: The Fund has generated a 30.6% return net of fees since inception, a pace considerably in excess of its benchmark. The Fund has also achieved its goal of generating an annualized return at least 5% above CPI inflation, but this is unsurprising given the strong upward trend of financial assets since the Fund commenced operations. The Fund has outperformed its benchmark despite a material underweighting in U.S. stocks, which have been the best performing asset class of those in which the Fund primarily invests. This tilt away from U.S. stocks is the product of strategic decisions by the Fund's managers, as distinct from a policy tilt by the cooperative's directors. Happily, the performance drag caused by the underweighting in U.S. stocks has been more than offset since the Fund's inception by: (1) favorable security selection within asset classes; and (2) relative gains produced by a policy tilt approved by the cooperative's directors at year-end 1995 toward the Fund's "Specialized Equities" segment, which comprises primarily energy-related shares. This tilt, which has declined in recent months through the allocation of the Fund's large cash inflows toward other segments, has proven especially profitable due to superb performance by the Fund's "Specialized Equities" manager (Wellington). The Fund has also profited greatly from its "Equity Substitutes" segment, which employs absolute return-oriented strategies not readily available via conventional mutual funds. The Fund's use of numerous managers in this segment reflects the directors' interest in limiting manager-specific risk.

Investment Performance (For Periods Ended December 31, 1996)

                                		Total Return (net of fees)
                     -----------------------------------------------------------
                      	Year Ended	      Cumulative Since	    Annualized Since
                    	Ended 12/31/96	   Inception (3/31/95)	  Inception (3/31/95)
                     -----------------------------------------------------------
TIFF Multi-Asset Fund	    14.7%	             30.6%	               16.4%
Multi-Asset Constructed
  Index*	                 11.2	              26.3	                14.2
Average Global Flexible
  Fund**	                 13.5	              29.2	                15.8

*	  25% Wilshire 5000; 30% MSCI All Country World ex US Index; 15% Merrill
    Lynch Treasury Bill Index + 5% per annum; 10% MSCI 	Global  Resource-Related
    Index; 15% Lehman Aggregate Bond Index; and 5% Lehman Majors ex US Bond
    Index
**	 Comparative mutual fund averages provided by Lipper Analytical Services.


--------------------------------------------------------------------------------
TIFF Multi-Asset Fund / Schedule of Investments            	December 31, 1996
--------------------------------------------------------------------------------


Long - Term Investments [90.2%]                       Shares        Value +

Common Stock [52.8%]

U.S. Common Stock [20.5%]

Aerospace [0.5%]
Boeing Co.                                            3,900        $414,863
Gulfstream Aerospace Corp. *                          9,740         236,195
United Technologies Corp.                             5,800         382,800
     Total                                                        1,033,858

Airlines [0.5%]
AMR Corp. *                                           3,100         273,188
Continental Airlines - Class B *                      8,764         247,583
Delta Air Lines, Inc.                                 4,000         283,500
UAL Corp. *                                           3,200         200,000
     Total                                                        1,004,271

Automobile Parts & Equipment [0.1%]
Miller Industries (Tennesse), Inc. *                  9,750         195,000

Broadcasting [0.2%]
Clear Channel Communication Inc. *                    6,200         223,975
Infinity Broadcasting Corp.  *                        4,900         164,763
Westwood One, Inc. *                                  4,800          79,800
     Total                                                          468,538

Chemicals [0.2%]
Carbide/Graphite Group, Inc (The) *                  17,100         335,588
General Chemical Group, Inc                           5,414         127,906
     Total                                                          463,494

Computer Software [1.3%]
Computer Sciences Corp. *                             3,900         320,288
HMT Technology Corp. *                               10,711         160,832
I2 Technologies, Inc. *                                 100           3,825
Inso Corp. *                                          1,400          55,650
Medic Computer Systems, Inc *                         4,200         169,313
Micros Systems, Inc. *                                3,723         114,482
Microsoft Corp. *                                     4,800         396,600
Netscape Communications Cor                           2,700         153,563
Peoplesoft, Inc. *                                    4,000         191,750
Planar Systems, Inc. *                                7,303          85,810
Platinum Technology, Inc. *                          19,432         264,761
Rational Software Corp. *                             1,900          75,169
Remedy Corp. *                                        6,000         322,500
Security Dynamics Technologies, Inc. *                5,300         166,950
Siebel Systems, Inc. *                                3,400          91,800
Trident Microsystems, Inc. *                          6,157         103,899
Xylan Corp. *                                         3,000          84,750
     Total                                                        2,761,942

Computers [0.5%]
Cisco Systems, Inc. *                                 6,900         439,013
Compaq Computer Corp. *                               1,692         125,631
Electronic Data Systems Corp. *                       3,800         164,350
Proxima Corp. *                                       4,667          60,088
Storage Technology Corp. *                            5,300         252,413
     Total                                                        1,041,495

Construction [0.6%]
American Buildings Co. *                              4,091          97,673
Caterpillar, Inc.                                     3,500         263,375
J. Ray McDermott, SA *                               40,000         880,000
USG Corp. *                                           4,760         161,245
     Total                                                        1,402,293

Containers [0.1%]
Stone Container Corp.                                10,515        $156,411

Drugs [0.4%]
Amgen, Inc. *                                         3,300         179,438
Biogen, Inc. *                                        3,200         124,000
Dura Pharmaceuticals, Inc. *                          3,300         157,575
Johnson & Johnson                                     2,900         144,275
Matrix Pharmaceutical, Inc. *                         6,398          39,188
Warner-Lambert Co.                                    2,400         180,000
     Total                                                          824,476

Electronics [2.9%]
Burr - Brown Corp. *                                  2,921          75,946
Catalina Lighting, Inc. *                           157,650         768,544
Charter Power Systems, Inc.                             974          29,707
Cypress Semiconductor Corp. *                         4,868          68,761
Etec Systems, Inc. *                                  1,947          74,473
Exar Corp. *                                          4,868          75,454
Hewlett-Packard Co.                                   3,400         170,850
Hologic, Inc. *                                      10,546         261,014
Honeywell, Inc.                                       3,200         210,400
Innovex, Inc.                                        12,489         337,203
Intel Corp.                                           5,900         772,531
Maxim Intergrated Products, Inc. *                    5,600         242,200
Tencor Instruments *                                 77,900       2,054,613
UCAR International, Inc. *                           23,614         888,477
Vishay Intertechnology, Inc *                        11,439         267,387
     Total                                                        6,297,560

Financial [0.9%]
ACE Cash Express, Inc. *                             32,370         364,163
Associates First Capital Corp. *                      4,900         216,213
ATC Environmental, Inc. *                               513           4,745
Bay View Capital Corp.                                9,411         398,791
Citicorp                                              3,500         360,500
Credit Acceptance Corp. *                             1,600          37,600
CUC International, Inc. *                             4,350         103,313
Green Tree Financial Corp.                            6,700         258,788
Merrill Lynch & Company, Inc.                         2,400         195,600
Washington Mutual, Inc.                               2,434         105,423
     Total                                                        2,045,136

Foods [0.0%] +++
Chiquita Brands International                         4,032          51,408

Health Care [0.4%]
Columbia/HCA Healthcare Corp.                         7,650         311,738
Health Management Associates, Inc. Class A *          3,850          86,625
MedPartners, Inc. *                                   9,475         198,975
Omnicare, Inc.                                        2,700          86,738
Oxford Health Plans, Inc. *                           1,500          87,844
PhyCor, Inc. *                                        5,200         147,550
     Total                                                          919,470

Insurance [0.7%]
CMAC Investment Corp.                                 8,792         323,106
Conseco, Inc.                                         9,686         617,483
Marsh & McLennan Companies,                           1,400         145,600
PMI Group, Inc. (The)                                 2,707         149,900
Vesta Insurance Group, Inc.                           7,868         246,859
     Total                                                        1,482,948

Leisure [0.2%]
Mirage Resorts, Inc. *                                7,900         170,838
Regal Cinemas, Inc. *                                 2,500          76,875
YES! Entertainment Corp. *                           28,858         185,773
     Total                                                          433,486

Machines [0.4%]
American Standard Companies, Inc. *                   6,700        $256,275
Applied Magnetics Corp. *                             7,303         218,177
BW/IP, Inc.                                          21,809         359,849
     Total                                                          834,301

Manufacturing [0.4%]
Lear Corp. *                                          7,000         238,875
Procter & Gamble Co.                                  3,100         333,250
Safeskin Corp. *                                      1,800          87,750
Xerox Corp.                                           2,400         126,300
     Total                                                          786,175

Medical Supplies [0.0%] +++
Physician Sales & Service, Inc. *                     3,600          51,750

Metals [1.9%]
Algoma Steel, Inc. *                                106,000         551,529
Alumax, Inc. *                                        7,000         233,625
Aluminum Company of America                           5,700         363,375
Century Aluminum Company *                            7,200         124,200
Easco, Inc.                                          56,000         427,000
Phelps Dodge Corp.                                   14,400         972,000
Santa Fe Energy Resources, Inc. *                    80,000       1,110,000
Titanium Metals Corp. *                              10,000         328,750
     Total                                                        4,110,479

Mining [0.6%]
Amax Gold, Inc. *                                    35,000         223,125
Freeport-McMoRan Copper & Gold, Inc - Class A        10,200         286,875
Newmont Mining Corp.                                  7,000         313,250
Santa Fe Pacific Gold Corp.                          25,000         384,375
     Total                                                        1,207,625

Motor Vehicles [0.2%]
Chrysler Corp.                                        9,100         300,300
Ford Motor Co.                                        4,200         133,875
     Total                                                          434,175

Office Supplies [0.1%]
Harland (John H.) Co.                                 7,529         248,457

Oil Services [1.9%]
Anadarko Petroleum Corp.                              5,000         323,750
Baker Hughes, Inc.                                   20,000         690,000
Camco International, Inc.                             9,500         438,188
McMoRan Oil & Gas Co. *                              60,000         131,250
Pride Petroleum Services                             20,000         460,000
Snyder Oil Corp.                                      8,273         143,743
Tom Brown, Inc. *                                    15,000         313,125
Tuboscope Vetco International Corp. *                60,000         930,000
Union Texas Petroleum Holdings, Inc.                 20,000         447,500
World Fuel Services Corp.                            11,585         257,766
     Total                                                        4,135,322

Oil/Gas Exploration [1.0%]
Clayton Williams Energy, Inc. *                      14,001         243,267
Devon Energy Corp.                                    4,378         152,136
Forcenergy Gas Exploration, Inc. *                    2,921         105,886
Oryx Energy Co. *                                    44,591       1,103,627
Pogo Producing Co.                                   12,500         590,625
     Total                                                        2,195,541

Publishing [0.1%]
Westvaco Corp.                                       10,000         287,500


Railroads [0.2%]

Burlington Northern Santa Fe, Inc.                    3,500        $302,313
MK Rail Corp. *                                       7,716          60,281
     Total                                                          362,594

Retail [0.8%]
Bed Bath & Beyond, Inc. *                             7,100         172,175
Boston Chicken, Inc. *                                8,200         294,175
Buffets, Inc. *                                           1               4
Cash America International, Inc.                     12,469         105,987
Home Depot, Inc.                                      4,100         205,513
Just For Feet, Inc. *                                 3,600          94,500
99 Cents Only Stores *                                3,542          58,000
PC Service Source, Inc. *                             6,600          51,150
PetSmart, Inc. *                                      7,600         166,250
Starbucks Corp. *                                     2,700          77,288
Tandycrafts, Inc. *                                   1,100           6,600
TJX Companies, Inc.                                   5,500         260,563
Value City Dept Stores, Inc. *                       13,978         146,769
Viking Office Products, Inc. *                        3,300          88,069
     Total                                                        1,727,043

Services [1.6%]
AccuStaff, Inc. *                                     3,900          82,388
Apollo Group, Inc. - Class A *                        3,200         107,000
Computer Learning Centers, Inc. *                    16,180         461,130
Corporate Express, Inc. *                            10,000         294,375
Corrections Corporation of America *                 10,900         333,813
EmCare Holdings, Inc. *                               5,843         135,850
First Data Corp.                                      5,400         197,100
Gartner Group, Inc. - Class A *                       8,100         315,394
Global DirectMail Corp. *                             1,700          74,163
HFS, Inc. *                                           4,500         268,875
Insurance Auto Auctions, Inc. *                       2,888          27,436
Kimberly-Clark Corp.                                  2,100         200,025
MDL Information Systems, Inc. *                      15,524         289,135
Mossimo, Inc. *                                         100           1,238
National TechTeam, Inc. *                             5,200         104,000
Outdoor Systems, Inc. *                               4,050         113,906
Paychex, Inc.                                         3,700         190,319
Robert Half International, Inc. *                     3,000         103,125
Romac International, Inc. *                           5,000         110,000
Snyder Communications, Inc. *                         2,600          70,200
TeleTech Holdings, Inc.  *                            2,000          52,000
     Total                                                        3,531,472

Steel [0.3%]
Lukens, Inc.                                         30,000         603,750
Maverick Tube Corp. *                                 1,846          23,537
Quanex Corp.                                          2,826          77,362
     Total                                                          704,649

Telecommunications [0.9%]
Advanced Fibre Communications *                       1,400          77,875
Ascend Communications, Inc. *                         9,300         577,763
Cascade Communications Corp. *                        6,200         341,775
Gilat Satellite Networks, Inc. *                      5,400         132,975
LCI International, Inc. *                             3,200          68,800
Lucent Technologies, Inc. *                           2,300         106,375
Premisys Communications, Inc. *                       3,400         114,750
USCI, Inc. *                                        122,000         655,750
Xpedite Systems, Inc. *                                 974          20,454
     Total                                                        2,096,517

Textiles [0.3%]
Authentic Fitness Corp.                              21,401         256,812
Guess ?, Inc. *                                      36,508         524,803
     Total                                                          781,615

Tobacco [0.1%]
Philip Morris Companies, Inc.                         1,600        $180,200

Transportation [0.2%]
USFreightways Corp.                                  14,919         409,340
Werner Enterprises, Inc.                                  1               9
     Total                                                          409,349

Total U.S. Common Stock
     (Cost  $39,951,398)                                         44,666,550


Foreign Common Stock [32.3%]

Australia [0.4%]
Australian National Industries Ltd.                 145,000         144,076
CSR Ltd.                                             21,000          73,449
Goodman Fielder Ltd.                                115,000         142,605
Petroleum Securities Australia-ADR *                 16,270         370,143
Placer Pacific Ltd.                                  58,000          85,754
     Total                                                          816,027

Austria [0.8%]
Boehler - Uddeholm AG                                 2,460         175,909
VA Technologie AG                                       718         112,589
Vogel & Noot Waermetechnik AG *                      15,850         339,288
Wolford AG *                                          8,502       1,027,499
     Total                                                        1,655,285

Belgium [0.1%]
Credit Communal Holding/Dexia *                       1,740         158,620

Canada [5.0%]
Abacan Resource Corp. *                              31,434         273,083
Agnico-Eagle Mines Ltd.                              20,000         280,000
Alberta Energy Co. Ltd. *                            50,000       1,200,000
Anderson Exploration Ltd. *                          34,904         450,684
Barrick Gold Corp.                                   10,000         287,500
Cambior, Inc.                                        21,500         314,438
Canadian Natural Resources Ltd. *                    30,278         830,557
Canadian Occidental Petroleum Ltd.                   35,000         560,000
Chauvco Resources Ltd. - Class A *                   70,000         720,090
Elan Energy, Inc. *                                  40,000         350,160
Euro-Nevada Mining Corp.                             13,200         393,884
Franco-Nevada Mining Ltd. *                           6,000         274,686
Gulf Canada Resources Ltd. *                         92,282         680,580
Imperial Oil Ltd.                                    16,000         752,000
Livent, Inc. *                                       19,246         233,358
Magna International, Inc. - Class A                   4,000         223,000
Memotec Communications, Inc *                        70,000         367,669
Newport Petroleum Corp. *                            21,667         143,834
PanCanadian Petroleum Ltd.                           25,000         986,755
Placer Dome, Inc.                                    11,000         239,250
Royal Oak Mines, Inc. *                              64,000         208,000
Talisman Energy, Inc. *                              17,000         565,568
TVX Gold, Inc. (a) *                                 57,300         444,075
Upper Canada Brewing Co. Ltd *                          695           2,028
Westmin Resources Ltd. *                             26,289         127,531
     Total                                                       10,908,730

Denmark [1.1%]
InWear Group AS *                                    55,000       2,398,934

Finland [0.4%]
Benefon OY *                                         43,450         755,307
KCI Konecranes International *                        4,874         153,567
     Total                                                          908,874


France [3.0%]
Accor SA Ordinary Shares                                555         $70,237
AXA Co.                                               4,002         254,389
Business Objects SA - ADR *                           6,780          91,530
Compagnie Financiere de Paribas - Class A             3,770         254,819
Compagnie Generale des Eaux                           1,271         157,421
Credit National                                      15,645         900,458
Elf Gabon SA                                            920         234,807
Equipements et Composants pour
  l'Industrie Automobile                             13,550       2,093,249
Groupe Zannier SA                                     2,789          62,963
Le Carbone-Lorraine                                   2,687         508,260
Michelin (CGDE) - Class B                             1,937         104,508
Scor SA                                              12,874         452,568
Societe Generale (Ord Shares)                           870          94,013
Total Compagnie Francaise des  Petroles SA - ADR     18,521         745,470
Total SA - Series B                                   1,200          97,544
Usinor Sacilor *                                     17,000         247,231
Valeo SA                                              2,170         133,757
     Total                                                        6,503,224

Germany [0.9%]
Bayer AG                                               4,320        176,166
Bayerische Motoren Werke (BMW) AG                        159        110,784
Commerzbank AG                                         8,410        213,527
Deutsche Lufthansa AG                                  6,560         89,455
Metro AG *                                             1,037         81,479
SAP AG                                                   384         52,239
Siemens AG                                             1,792         84,364
Sto AG - O.S. Vorzugs                                  1,925        895,000
VEBA AG                                                1,792        103,564
Volkswagen AG                                            232         96,416
     Total                                                        1,902,994

Hong Kong [2.1%]
Hung Hing Printing Group                           4,769,052      1,726,465
Joyce Boutique Holdings                            6,482,000      1,642,604
Sinocan Holdings Ltd.                              2,225,000      1,093,154
Union Bank of Hong Kong Ltd.                          98,470        124,130
     Total                                                        4,586,353

Indonesia [0.2%]
PT Bank Danamon                                       82,258         77,520
PT Bank Tiara Asia                                    35,500         38,342
PT Kedaung Indah Can                                 925,000        215,481
PT Steady Safe                                        47,970         61,461
   Total                                                            392,804

Ireland [0.3%]
Avonmore Foods plc - Class A                          20,135         59,743
Bank of Ireland *                                     49,506        451,951
Bank of Ireland - Ord. Shares                         21,613        197,149
CBT Group plc - ADR *                                    200         10,850
   Total                                                            719,693

Israel [0.2%]
ECI Telecommunications Ltd.                           16,302        346,417
Orbotech Ltd. *                                        9,738        139,984
   Total                                                            486,401

Italy [2.4%]
Banca Popolare Commercio e Industria                   5,799         76,021
Banco Popolare di Milano (BPM)                        83,848        425,537
Ente Nazionale Idrocarburi SpA (ENI)                  29,493        151,603
Industria Macchine Automatic *                        70,000        274,374
Instrumentation Laboratory SpA - ADR *               225,000      2,278,127
Parmalat Finanziaria SpA                             103,263        157,820

                                                        Shares         Value+
Pirelli SpA                                          329,320        $608,092
Safilo SpA                                            60,000       1,033,399
Telecom Italia Mobile SpA                             77,496         196,293
   Total                                                           5,201,266

Japan [1.5%]
Ajinomoto Co., Inc.                                   10,000         101,856
Casio Computer Co. Ltd.                               12,000          92,810
Cleanup Corp. *                                        8,000          69,055
Dai-Ichi Kangyo Bank Ltd.                             10,000         144,152
Fujisawa Pharmaceutical                               14,000         125,680
Gunze Ltd.                                            24,000         124,506
Heiwa                                                  7,000         109,970
Hitachi Ltd.                                          18,000         167,803
Japan Tobacco, Inc.                                       23         155,848
Kokusai Den (KDD)                                        600          41,329
Kokusai Electric                                       7,000         102,115
Kyokuto Kaihatsu Kogyo                                 5,000          66,897
Kyushu Matsushita Electric Co.                         6,000          77,687
Matsushita Electric Works                             19,000         163,513
Meiji Seika                                           23,000         119,318
Nippon Oil Co. Ltd.                                   23,000         118,127
Nippon Sheet Glass                                    25,000          88,692
Nippon Shinpan Co.                                    16,000          89,771
Nippon Telegraph and Telephone Corp.                      24         181,890
S.T. Chemical Co.                                     10,000          70,781
Sakura Bank Ltd.                                      16,000         114,355
Seikagaku                                              8,000          84,937
Sekisui House Ltd.                                    12,000         122,227
Senshukai                                              6,000          61,631
Shochiku                                               8,000          69,055
Suntelephone Co., Ltd.                                15,000          85,455
Tasaki Shinju Co.                                     12,000          93,845
Tochigi Fuji Industrial                               15,000          86,232
Tokyo Electric Power                                   9,000         197,324
Yakult Honsha                                          7,000          72,508
     Total                                                         3,199,369

Netherlands [1.4%]
Baan Company NV                                        3,300         114,675
ING Groep NV                                           4,500         161,960
New Holland NV *                                      17,224         359,551
Philips Electronics NV                                 1,825          73,921
Polygram NV                                            1,320          67,214
Van Melle NV *                                        25,500       2,095,244
Wolters Kluwer NV                                        752          99,863
     Total                                                         2,972,428

Norway [0.7%]
Kverneland Gruppen AS                                 39,600       1,092,722
NetCom ASA *                                          47,412         453,440
Selmer AS                                              2,168          77,499
     Total                                                         1,623,661

Peru [0.1%]
CPT Telefonica del Peru SA - ADR *                    11,647         219,837

Philippines [0.1%]
Bankard, Inc. *                                      400,000         143,184
Primetown Property Group *                           109,619          22,959
     Total                                                           166,143

Portugal [0.0%] +++
Portugal Telecom SA - ADR *                            3,091          87,321

Singapore [1.1%]
Electronic Resources Ltd.                          2,100,000       2,477,123

                                                      Shares         Value+
Spain [1.2%]
Azkoyen SA                                            19,402      $2,385,321
Iberdrola SA                                           9,503         134,525
Telefonica de Espana (Ordinary Shares)                 5,135         119,111
     Total                                                         2,638,957

Sweden [2.9%]
ABB AB - Class B                                       1,297         146,870
Astra AB - Series B                                    2,158         104,141
Investment AB Bure                                   215,000       2,554,455
IRO AB *                                             100,000       1,217,455
Medical Invest Svenska AB *                            2,243          60,208
Nobel Biocare AB                                      91,600       1,612,321
NordicTel Holdings AB *                               18,535         405,092
Swedish Match AB *                                    50,000         176,018
     Total                                                         6,276,560

Switzerland [2.0%]
Adecco SA                                                409         102,479
Logitech International SA - Registered Shares *       10,050       1,427,685
Nestle SA                                                 78          83,584
Novartis AG *                                            130         148,322
Osaka Stdium-wt '00                                      250          13,236
Roche Holding AG - Genusshein                             18         139,799
Stratec Holding AG *                                   1,950       2,522,931
     Total                                                         4,438,036

Thailand [0.6%]
Siam City Bank Public Co. Ltd.                       907,500         814,378
Thai Theparos Food Products *                        170,000         610,222
     Total                                                         1,424,600

United Kingdom [3.8%]
Abbey National plc                                    14,812         194,080
British Petroleum Company plc - ADR                    2,220         313,853
British Steel plc - ADR                               15,000         412,500
BTR plc                                               11,495          55,916
Dixons Group plc                                      11,291         105,012
Eidos plc *                                           22,067         274,024
General Electric plc                                  19,580         128,445
JBA Holdings plc                                     183,190       1,678,635
Kingfisher plc                                        11,736         127,443
London & Scotland Marine Oil plc                     100,000         409,359
McBride plc                                          141,414         331,833
National Westminster Bank plc                         12,796         150,351
PizzaExpress plc                                       5,980          54,029
Powerscreen International plc                         90,000         870,959
Premier Oil plc *                                    606,535         368,470
Reckitt & Colman plc                                   7,913          97,991
SmithKline Beecham  plc                                9,125         126,519
EMI Group plc                                          6,062         143,804
Victrex plc *                                        555,000       2,566,631
Wetherspoon (J.D.) plc                                    17             344
     Total                                                         8,410,198

Total Foreign Common Stock
     (Cost  $63,245,167)                                          70,573,438

Total Common Stock (Cost - $103,196,565)                         115,239,988

Fixed Income Securities - [8.1%]
                                                     Face
Corporate Obligations [1.4%]                        Amount
Anheuser Busch Cos., 6.900% due 10/1/02             $100,000         100,245
Caterpillar, Inc., 9.000% due 4/15/06                225,000         256,241
Citicorp, 6.375% due 1/15/06                         250,000         238,852
Enron Corp., 7.000% due 8/15/23                      200,000         185,374
Ford Motor Co., 7.250% due 10/1/08                   350,000         352,983

                                                     Face
                                                    Amount           Value+
General Motors, 8.100% due 6/15/24                  $145,000        $149,890
International Lease Finance, 5.750% due 12/15/99     150,000         147,505
Lockheed Martin, 7.250% due 5/15/06                  250,000         253,938
Merrill Lynch & Co., Inc., 6.000% due 1/15/01        150,000         146,749
Merrill Lynch & Co., Inc., 6.500% due 4/1/01         100,000          99,468
NationsBank Corp., 7.500% due 9/15/06                250,000         256,617
Southwest Air, 9.250% due 2/15/98                    150,000         154,929
Union Electric Co., 6.750% due 5/1/08                200,000         197,294
Wells Fargo & Co., 6.875% due 4/1/06                 210,000         206,668
Willamette Industries, Inc., 7.850% due 7/1/26       250,000         259,721
Total Corporate Obligations
   (Cost  $2,959,356)                                              3,006,474

Mortgage- Backed Securities [2.1%]
Federal Home Loan Mortgage Corp.
(TBA), 8.000% due 6/1/26                             306,533         312,587
7.000% due 3/1/26                                    431,165         423,080
7.000% due 7/1/26                                    793,031         778,375
7.500% due 5/1/11                                    637,264         646,873
7.500% due 6/1/11                                    376,875         382,293
Government National Mortgage Assn.
(TBA), 8.000% due 10/15/26                           490,477         500,776
7.000% due 2/15/26                                   909,576         889,646
8.000% due 8/15/26                                   583,965         596,228
Total Mortgage- Backed Securities
   (Cost  $4,472,081)                                              4,529,858

U.S. Treasury Securities [4.6%]
U.S. Treasury Note
5.000% due 1/31/98                                   555,000         549,450
5.000% due 2/15/99                                 2,100,000       2,061,280
5.125% due 3/31/98                                   415,000         411,109
5.125% due 4/30/98                                   250,000         247,422
5.625% due 2/28/01                                   225,000         220,570
5.875% due 11/15/05                                  940,000         906,806
6.250% due 8/31/00                                   900,000         903,375
6.500% due 8/31/01                                 1,100,000       1,112,031
7.500% due 11/15/24                                2,005,000       2,192,341
7.500% due 5/15/02                                 1,350,000       1,427,625
Total U.S. Treasury Securities
   (Cost  $9,915,528)                                             10,032,009

Total Fixed Income (Cost - $17,346,965)                           17,568,341

Warrants [0.1%]                                     Units
Electronic Resources Ltd. Expiring 7/17/07 *         274,200         163,681
Goto Co. Ltd. Expiring 6/13/00 (Japan) *                 300          22,371
Tasaki Shinju Expiring 9/10/99 (Switzerland) *           150           5,705
Total Warrants (Cost - $68,982)                                      191,757

Investment Companies [20.3%]                        Shares
Euro-Partners Arbitrage Fund                           2,738       4,800,169
GMO Currency Hedged Int'l Bond Fund                  799,142       9,453,852
GMO Emerging Markets Stock Fund                      194,066       2,105,617
GMO Global Bond Fund                                 115,877       1,202,800
GMO Japan Fund                                       276,243       2,085,637
GMO REIT Fund                                        110,152       1,385,716
GMO Short-Term Income Fund                           981,405       9,500,000
GMO Small Cap Value III                               64,443         995,000
Highbridge Capital Corp.                               2,417       4,344,135
Innkeepers USA Trust                                  41,557         576,603



                                                       Shares         Value+
S & P 500 Depositary Receipt                           3,706        $273,665
TCW Galileo Asia Pacific Fund                         83,900         897,726
TCW Galileo Latin America Fund                         8,644          89,553
TCW Galileo High Yield Fund                          517,865       5,132,046
Vega Offshore Fund                                    11,545       1,475,248
Total Investment Companies
   (Cost  $42,503,979)                                            44,317,767
                                                       Units
Limited Partnerships [8.9%]
Concentric Capital LP                                  2,755      $2,876,876
Farallon Capital Partners LP                           5,133       6,726,144
Pomboy Capital LP                                      3,100       3,076,944
Value Realization Fund LP, The                       596,710       6,841,338
Total Limited Partnerships
   (Cost  $17,498,000)                                            19,521,302

Total Long- Term Investments
   (Cost  $180,614,491)                                          196,839,155

Short- Term Investments [9.7%]

U.S. Treasury Securities [0.1%] # ++                  Face
U.S. Treasury Bill                                   Amount
4.990% due 6/5/97                                    $90,000          88,048
5.130% due 2/20/97                                    20,000          19,864
5.170% due 6/12/97                                   140,000         136,826
5.260% due 5/29/97                                   105,000         102,822
Total U.S. Treasury Securities
   (Cost  $344,886)                                                  347,560

Long Options [0.2%]
Mar. '97 Japanese Yen $94 Call Expiring 3/17/97          503          75,450
Phila Gold & Silver Index $120 Call Expiring 3/22/97     500         287,500
Total Long Options (Cost  $563,274)                                  362,950

Other Short- Term Investments [9.4%]
First National Bank of Boston (Time Deposit)
    7.100% due 1/2/97 (a)                          1,035,661       1,035,661
Investors Bank & Trust Company Repurchase
    Agreement, 5.910% due 1/2/97; Issued
    12/31/96; Proceeds $19,445,153
    (Collateralized by $16,000,000 FHLMC
    Fltr, 6.488% due 12/15/23 with a
    market value of $16,267,910;  #3,976,414
    FNMA ARM, 7.740% due 2/1/24 with a market
    value of $4,413,016)                          19,438,770     19,438,770

Total Other Short- Term Investments
   (Cost  $20,474,431)                                           20,474,431

Total Short- Term Investments
  (Cost  $21,382,591)                                            21,184,941

Total Investments [99.9%]
 (Cost  $201,997,082) (b)                                       218,024,096

Other assets and liabilities, net [0.1%]                            220,105

Net Assets - 100.0%                                            $218,244,201







Short Portfolio [(0.8%)]                                 Shares         Value+

Common Stock

Aerospace [(0.0%)] +++
AlliedSignal, Inc.                                      1,383       $92,661

Electronics [(0.1%)]
Avnet, Inc.                                             4,000       233,000

Retail [(0.1%)]
Toys "R" Us, Inc. *                                     9,320       279,600

Retail- Restaurants [(0.1%)]
McDonald's Corp.                                        5,030       227,607

Canada [(0.0%)] +++
Upper Canada Brewing Co. Ltd.                             695         2,028

Sweden [(0.1%)]
WM-Data AB                                              3,583       310,080

Switzerland [(0.1%)]
ESEC Holding AG *                                          52       189,426

United Kingdom [(0.2%)]
Reuters Holdings plc - ADR                              4,350       332,775

Total Short Portfolio
  (Proceeds - $1,588,650)                                        $1,667,177

*		Non-Income producing security
+		See Note 2 to the Financial Statements
++	Assets currently held in a segregated account as
     collateral for financial futures contracts.
+++Rounds to less than 0.0%
#		Interest rate represents the yield to maturity
      at the time of purchase.

TBA		Security is subject to delayed delivery.  See Notes to the
       Financial Statements.
ADR	 American Depository Receipt

(a)		Collateral received for securities on loan at December 31, 1996 reinvested in cash equivalents.
(b)		Investment cost as determined for Federal income tax purposes is substantially the same.






                                      		See Notes to the Financial Statements



------------------------------------------------------------------------------
--
TIFF International Equity Fund                              December 31, 1996
------------------------------------------------------------------------------
--


GRAPH:


Policy Considerations: The Fund is designed as a core vehicle for that portion of a Member's assets committed to foreign stocks. Its benchmark comprises virtually all non-U.S. stock markets, thereby permitting governing boards to delegate to the Fund's managers responsibility for determining how monies earmarked for foreign bourses should be allocated between developed markets on the one hand and emerging markets on the other. (The Fund's emerging markets exposure is normally 15% but may range as low as zero or as high as 30%.) The Fund's vast selection universe translates into potentially higher long-term returns than can be generated using a strictly domestic approach, reinforcing the case for a material commitment by long-term investors to non-U.S. stocks. The Fund is well diversified across countries and currencies, an unsurprising fact in light of the diversity of managers and investment approaches that the Fund employs. In an effort to limit currency losses should the dollar continue strengthening, the Fund's managers continue to hedge a portion of the Fund's foreign currency exposure.

Performance Evaluation: The Fund continued to produce strong returns during 4Q 1996, outperforming its benchmark (the MSCI All Country World ex US Index) by 330 basis points and boosting its cumulative edge over the Index since inception to 1170 basis points net of fees (28.7% vs. 17.0%). The Fund has also outperformed the average international equity fund by 900 basis points since its inception. This is pleasing because, in theory, diversification reduces rather than enhances returns, and the IEF's use of multiple managers causes the Fund to be much more diversified than the average foreign stock fund. Happily - and perhaps unsustainably - all of the Fund's managers have outperformed their benchmarks during the time they have managed money for the Fund. As was true during the two preceding quarters, the Fund benefited in the fourth quarter from favorable country and stock selection in Europe; from a material underweighting in Japan (~9%); and from the currency hedges - especially vs. the yen - that its managers have maintained since the spring of 1995. As always, the cooperative's staff used cash inflows to rebalance Fund assets across managers, causing manager allocations at the start of 1997 to resemble closely what they had been three months earlier, the primary exception being the allocation at year-end of 3% of Fund assets to a new manager specializing in emerging markets (Everest Capital).

Investment Performance (For Periods Ended December 31, 1996)

                       		Total Return (net of fees)
	                     Year Ended	   Cumulative Since    	  Annualized Since
                  	Ended 12/31/96	  Inception (5/31/94)  	Inception (5/31/94)
TIFF International
 Equity Fund	            15.9%	            28.7%	              10.2%
MSCI All Country
 World ex US Stock
 Index	                   6.7  	           17.0	                6.3
Average International
 Fund *	                 11.8	             19.7	                7.2

*	Comparative mutual fund averages provided by Lipper Analytical Services.




TIFF International Equity Fund / Schedule of Investments	December 31, 1996




Long-Term Investments [91.1%]                      Shares            Value +

Common Stock [83.7%]

Europe [49.6%]

Austria [0.1%]
Mayr-Melnhof Karton AG                                2,500      $122,255

Belgium [0.3%]
Electrabel SA                                         3,000       709,450

Denmark [0.5%]
Bang & Olufsen Holding AS - Series B                 10,540       511,598
Coloplast - Class B                                   2,500       284,274
DSV, De Sammensluttede Vognmano AS                      150        81,464
Falck A/S                                               750       224,025
    Total                                                       1,101,361

Finland [2.2%]
Benefon OY *                                         55,000       956,085
KCI Konecranes International *                        6,700       211,099
Nokia AB                                              4,400       255,275
Outokumpo OY                                         18,800       320,680
OY Hartwall AB                                       52,600     2,308,772
UPM-Kymmeme OY *                                     18,000       377,436
Valmet Corp. OY - Class A                            15,000       262,054
    Total                                                       4,691,401

France [5.4%]
ADA                                                   3,000       236,926
Alcatel Alsthom                                       5,540       444,779
Arkopharma *                                          1,422        90,116
AXA Co.                                               3,301       209,830
Banque National de Paris                              7,188       278,022
Boiron SA                                               725        84,908
But SA                                                1,000        58,750
Canal Plus                                            1,100       242,820
Cardif SA                                               500        68,863
Carrefour Supermarche                                   498       323,846
Cipe France SA                                        2,825       336,290
Clarins                                               1,492       218,761
Compagnie de Saint-Gobain                             2,765       390,929
Compagnie Generale des Eaux                           2,600       322,026
Dassault Systemes SA *                                3,593       165,618
Dollfus-Mieg & Cie                                    1,500        36,348
Elf Aquitaine                                         7,427       675,676
Emin-Leydier                                            846        58,828
Financiere et Industrielle Gaz et Eaux                2,613     1,066,038
Grand Optical Photoservice                            2,000       323,991
Group Axime (Ex Segin) *                             12,750     1,473,562
Lectra Systemes *                                   130,000       383,126
Michelin (CGDE) - Class B                            22,395     1,208,290
NRJ SA                                                2,000       253,491
Pechiney SA - A Shares *                             12,073       505,571
Primagaz Cie                                          2,410       283,639
Schneider SA                                         10,000       462,102
Scor SA                                               7,000       246,075
Societe Television Francaise 1                        2,700       257,960
Sodexho SA                                              452       251,619
Ste. Guilbert SA                                      2,040       398,844
Union Financiere de France Banque SA                  1,600       172,590
Usinor Sacilor *                                     25,400       369,392
   Total                                                       11,899,626

Germany [6.1%]
Adidas AG                                             3,000       259,091
Bayer AG                                             57,300     2,336,650
Bayerische Mototen Werke (BMW) AG                       500       240,260
Buderus AG                                              800       394,805
Daimler-Benz AG *                                    18,000     1,234,286

                                                  Shares            Value +
Deutsche Bank AG                                     29,700    $1,386,643
Fresenius USA, Inc. *                                15,000       389,610
Hoechst AG                                            7,000       330,455
Hornbach Baumarkt AG                                 11,000       348,571
Kiekert AG *                                          5,000       143,831
Mannesmann AG                                           600       259,870
Marschollek, Lautenschlaeger Und Partner              2,310       361,500
Muenchener Rueckversicherung AG                         272       679,117
Pfeiffer Vacuum Technology AG - ADR *               105,600     1,900,800
Rhoen-Klinikum AG                                     1,620       169,364
Rhoen-Klinikum AG - Vorzugsakt                          720        71,532
RWE AG                                               11,500       486,883
SGL Carbon AG *                                       3,000       377,922
Siemens AG                                            7,500       353,084
Sto AG - O.S. Vorzugs                                 2,800     1,301,818
VEBA AG                                               5,000       288,961
    Total                                                      13,315,053

Ireland [0.4%]
Independent Newspapers plc *                         50,000       258,564
Irish Continental Group plc                          20,116       143,248
Unidare plc                                          50,000       156,834
Waterford Wedgewood Units                           251,435       323,995
    Total                                                         882,641

Italy [1.3%]
Banca Fideuram SpA                                  100,000       219,499
Banca Popolare Commercio e Industria                 14,000       183,531
Brembo SpA *                                         10,000       140,646
Bulgari SpA *                                        14,700       298,261
Editoriale la Repubblica SpA *                       35,000        48,534
Ente Nazionale Idrocarburi SpA (ENI)                 60,000       308,419
Fila Holding SpA - ADR                                2,000       116,250
Gabetti Holding SpA *                                 2,000         1,186
Gewiss SpA                                            9,000       118,577
Gucci Group NV - NY Regular Shares *                    800        51,100
Industrie Natuzzi SpA - ADR                          23,600       542,800
La Giovanni Crespi SpA                               41,410       149,218
Olivetti Group *                                    684,250       239,983
Stet D Risp Non-Convertible                         110,300       372,172
    Total                                                       2,790,176

Netherlands [4.5%]
Aalberts Industries NV                               17,590       433,592
Draka Holding NV                                      7,156       238,920
Elsevier NV                                          33,000       557,574
IHC Caland NV                                        22,955     1,310,993
ING Groep NV                                         17,559       631,952
Internatio-Muller NV                                 10,320       259,164
Koninklijke Boskalis Westminster NV                   7,606       154,039
Koninklijke Nedlloyd Groep NV                        15,600       427,867
Philips Electronics NV                                2,900       117,463
Polygram NV                                           5,400       274,968
Royal Dutch Petroleum Co. (Ordinary Share             4,100       718,603
Royal Dutch Petroleum Co. - NY Shares                14,400     2,458,800
Van Melle NV *                                        6,500       534,082
Wegener NV                                            4,067       377,001
Wolters Kluwer NV                                    10,900     1,447,489
    Total                                                       9,942,507

Norway [1.6%]
A/S Veidekke                                          5,000       160,704
Dolphin Interconn                                     8,333        99,996
Nera AS                                               3,300       142,799
Norman Data Defense *                                 5,000        98,774
Norsk Hydro AS - ADR                                 22,900     1,228,013
Olav Thon Eiendomsselskap AS                         16,200       393,685
Schibsted Gruppen AS                                 24,700       455,027
Sensonor AS *                                        47,800       449,657
System Etikettering AS                               10,000       153,648

                                                 Shares            Value +
Tomra Systems AS - Ordinary Shares                   11,603      $181,007
UNI Storebrand AS *                                  36,000       208,836
    Total                                                       3,572,146

Spain [3.7%]
Acerinox SA                                           2,200       317,526
Azkoyen SA                                           17,000     2,090,014
Banco Central Hispano SA                              9,200       236,052
Banco de Santander SA                                 4,400       281,305
Banco Intercontinental Espanol (Bankinter            14,300     2,214,641
Centros Comerciales Pryca SA                         15,900       336,398
Compania Espanola de Petroleos SA                     3,500       106,632
Hidroelectrica del Cantabrico SA - Class              1,565        59,660
Iberdrola SA                                         47,400       670,996
Prosegur, CIA de Seguridad SA                        30,000       276,966
Tabacalera SA                                         9,900       425,765
Telefonica de Espana (Ordinary Shares)               40,400       937,113
Viscofan Industria Navarra de Envolturas             17,500       255,809
    Total                                                       8,208,877

Sweden [4.9%]
Allgon AB - Class B                                  13,000       313,678
Assa Abloy AB - Class B                               8,620       156,785
Astra AB - Series B                                  37,650     1,816,920
Autoliv AB - Ordinary Shares                          6,000       263,146
Avesta - Sheffield *                                 21,000       226,403
BT Industries AB *                                   20,000       372,571
Diligentia AB *                                       9,990       157,525
Elekta Instrument AB                                  7,500       266,777
Hennes & Mauritz AB *                                 1,900       263,088
Hoganas B - Class B                                   9,000       315,512
Investment AB Bure                                  162,525     1,930,990
IRO AB *                                            105,000     1,278,328
Kinnevik AB                                           9,900       273,003
Munksjo AB                                           30,000       303,630
Nobelpharma AB (144A) (d)                            79,000     1,390,539
OM Gruppen AB                                        12,500       375,871
Securitas AB - Class B                                3,650       106,274
Skandinaviska Enskilda Banken                        12,900       132,453
SSAB Svenskt Stal AB - Class A                       14,800       246,395
Telefonaktiebolaget LM Ericsson AB Class             11,720       362,731
Trelleborg AB - Class B                              21,400       284,078
     Total                                                     10,836,697

Switzerland [5.6%]
BBC Brown Boveri AG                                   8,050     1,944,966
Georg Fischer AG                                        200       207,308
Keramik Holding AG Laufen *                             150        75,951
Logitech International SA Registered Shar            11,750     1,669,183
Nestle SA - ADR                                      28,600     1,530,403
Novartis AG *                                         1,227     1,399,933
Phoenix Mecano AG                                       300       156,600
Sarna Kunststoff Holding AG                             150       141,499
SGS Societe Generale de Surveillance Hold               720     1,766,443
SGS Societe Generale de Surveillance Hold             1,250       548,098
SMH AG (Societe Suisse pour la Microelect             1,600       227,890
Stratec Holding AG *                                  1,825     2,361,204
TEGE SA *                                             1,430       111,969
Zehnder Holding AG - Class B                            250        85,757
     Total                                                     12,227,204

United Kingdom [12.5%]
Airtours plc                                         40,000       558,373
Associated British Foods plc                         80,000       663,881
Associated British Ports Holdings plc                92,400       452,631
Barclays plc                                         23,600       405,029

                                                  Shares            Value +
Bass plc                                             56,000      $787,477
Bemrose Corp. plc                                    24,000       174,706
Berisford plc                                       225,000       547,240
Blue Circle Industries plc                           98,000       595,883
Boots Co. plc                                        63,600       656,328
British Aerospace plc                                17,000       372,705
British Airways plc                                  81,000       842,132
British Gas plc                                      92,000       354,550
Capita Group plc                                     30,000       249,212
Chubb Security plc                                   65,000       363,499
Cowie Group plc                                      64,882       450,076
Devro International plc                              60,000       276,446
Domestic & General Group plc                          5,000       162,716
EMI Group plc                                        17,000       403,279
Expro International Group plc                        10,000        81,358
F.I. Group plc *                                     35,000       341,704
First Leisure Corp. plc                              64,700       373,457
GKN plc                                              43,000       737,241
Goode Durrant plc                                    50,000       335,709
Granada Group plc                                    31,900       471,529
Grand Metropolitan plc                               66,000       520,006
Great Universal Stores plc                           47,000       492,670
Halma plc                                            60,000       194,139
Hanson Trust plc                                    115,600       162,360
Hyder plc                                            30,165       384,141
Imperial Tobacco plc *                               11,560        74,844
Invesco plc *                                       180,480       800,637
Jarvis Porter Group plc                              45,217       157,219
JBA Holdings plc                                    165,000     1,511,974
Ladbroke Group plc                                  115,000       455,005
LucasVariety plc *                                  100,000       381,098
Mackie International Group plc                        9,375        23,283
Mentmore Abbey plc *                                 57,500        90,607
Nan E D & F Group plc                                80,000       239,792
Oxford Molecular Group plc *                         20,000       122,294
Provident Financial plc                              52,000       449,781
Psion plc                                            22,500       170,338
Racal Electronic plc                                 80,000       352,837
Railtrack Group plc                                  88,000       584,818
Rentokil Group plc                                  217,000     1,639,098
RTZ Corp. *                                          96,400     1,548,768
Select Appointments Holdings plc                     30,000       179,844
Serco Group plc                                      40,000       461,086
Seton Healthcare Group plc                           48,000       374,076
Stagecoach Holdings plc                              43,333       520,102
Taylor Woodrow plc                                  376,700       993,626
Thorn plc *                                          17,000        73,231
Toad plc *                                          110,000       160,147
Toad Rights                                          61,111         5,234
Trinity Holdings plc                                 65,800       317,820
Unigate plc                                          85,000       604,918
Vendome Luxury Group Units plc                       37,100       337,423
Victrex plc *                                       345,000     1,595,473
Vodafone Group plc                                   81,700       345,641
WPP Group plc                                       119,100       516,106
      Total                                                    27,497,597

General Europe [0.5%]
Central European Media Enterprises Ltd. *            10,000       317,500
PartnerRe Ltd.                                       20,000       680,000
      Total                                                       997,500

Total Europe
      (Cost  $81,730,341)                                     108,794,491

Pacific [24.1%]

Australia [3.6%]
Amcor Ltd.                                           58,500       376,198

                                                   Shares            Value +
Australia and New Zealand Banking Group Ltd.        195,469    $1,232,150
Australian National Industries Ltd.                 352,080       349,835
Boral Ltd.                                           42,271       120,292
CSR Ltd.                                            165,191       577,765
Eastern Aluminum Ltd.                               116,000       113,416
Elders Australia Ltd.                               247,716       413,510
Gio Australian Holdings Ltd.                        281,021       719,295
National Australia Bank Ltd. *                       67,147       789,952
Pacific Dunlop Ltd.                                 178,020       452,826
Pasminco Ltd. *                                     320,000       503,649
QNI Ltd. *                                          178,000       357,975
Renison Goldfields Consolidated Ltd.                120,605       535,905
Santos Ltd.                                         200,000       810,798
Wesfarmers Ltd.                                      71,918       503,075
     Total                                                      7,856,641

Hong Kong [3.9%]
Cathay Pacific Airways Ltd.                         115,000       181,395
Hong Kong & China Gas Co., Ltd. *                   950,000     1,836,253
Hong Kong Electric Holdings Ltd.                    240,000       797,466
Hutchison Whampoa Ltd.                              230,000     1,806,516
Jardine Strategic Holdings Ltd.                     230,812       835,539
Johnson Electric Holdings Ltd.                      375,000     1,037,559
Joyce Boutique Holdings                           3,770,000       955,356
Mandarin Oriental International Ltd.                311,806       439,646
Television Broadcasts Ltd.                          150,000       599,263
     Total                                                      8,488,993

Japan [12.9%]
Amano Corp.                                          23,000       246,180
Atlantis Japan Growth Fund *                        100,000       731,000
Brother Industries Ltd.                             100,000       431,593
Canon Sales Co., Inc.                                43,065       959,065
Canon, Inc.                                          80,000     1,767,803
Chiyoda Fire & Marine Insurance Co.                  60,000       271,385
Daishinku                                            26,000       204,230
Eisai Co. Ltd                                        29,400       578,610
Fijitsu Denso                                         6,420       224,991
Fuji Oil                                             44,000       313,716
Fujikura Ltd.                                        60,000       480,621
Furkukawa Electric                                  126,000       597,100
Futaba Corp.                                         10,000       414,329
Gakken *                                             66,000       373,155
Heiwa                                                16,000       251,360
Hitachi Ltd.                                        127,000     1,183,944
Honda Motor Co. Ltd.                                 52,000     1,485,714
Intec                                                20,000       281,398
Ishikawajima-Harima Heavy Industries                194,000       862,408
Japan Air Lines *                                    30,000       159,258
Kao Corp.                                            54,000       629,262
Kawasho *                                            74,000       260,613
Kirin Beverage Corp.                                 20,000       269,314
Koito Manufacturing Co., Ltd.                        23,000       153,863
Kubota Corp.                                        108,000       521,122
Kyokuto Boeki                                        28,000       174,018
Kyowa Hakko Kogyo                                    28,000       213,656
Matsushita Electric Industries Co.                   30,000       489,426
Mitsubishi Corp.                                     34,000       352,180
Mitsubishi Heavy Industries Ltd.                    179,000     1,421,493
Mitsui & Co.                                        132,000     1,071,040
Namco                                                24,000       735,434
Nichimo (Builder)                                    50,000       181,269
Nippon Oil Co. Ltd.                                  30,000       154,079
Nippon Suisan Kaisha Ltd. *                         114,000       403,453
Nippondenso Co. Ltd.                                 62,000     1,493,138
Nomura Securities Co. Ltd.                           34,000       510,660
Sankyo Seiko                                         36,000       198,878
Shiseido Co. Ltd. *                                  44,000       508,934
Showa Aircraft Industry                              11,000        87,354
Showa Shell Sekiyu K.K.                              20,000       166,595

                                                   Shares            Value +
Sintokogio                                           50,000      $365,127
Sony Corp.                                           18,000     1,179,284
Stanley Electric Co., Ltd.                           74,000       434,355
Sumitomo Corp. *                                     24,000       189,141
Sumitomo Electric Industries                         16,000       223,738
Sumitomo Metal Industries *                         300,000       738,023
Sumitomo Realty & Development                        75,000       472,594
Sumitomo Rubber Industries                           64,000       476,754
Sumitomo Trust & Banking                             46,000       460,596
Toho Co.                                                 20         2,900
Tokyo Broadcasting System                            34,000       519,465
West Japan Railway Co.                                  135       436,987
Yamaha Motor Co. Ltd.                                52,000       466,811
Yasuda Fire & Marine Insurance                       88,000       457,281
Yushiro Chemical Industry                            20,000       177,816
    Total                                                      28,414,513

New Zealand [0.7%]
Carter Holt Harvey Ltd.                             127,000       288,671
Telecom Corp. of New Zealand Ltd.                   143,000       731,085
Wrightson Ltd. *                                    527,400       459,346
    Total                                                       1,479,102

Singapore [3.0%]
Acer Computer International Ltd. *                  240,000       412,800
Courts (Singapore) Ltd.                             300,000       373,177
Development Bank of Singapore                       128,500     1,736,238
Electronic Resources Ltd.                         1,300,000     1,533,457
Jardine Matheson Holdings Ltd.                       35,191       232,261
Keppel Corp. Ltd.                                   190,000     1,480,555
Singapore Land Ltd.                                  53,000       293,645
Singapore Press Holdings Ltd.                        31,000       611,667
    Total                                                       6,673,800

Total Pacific
   (Cost $51,600,304)                                          52,913,049
North America [3.4%]

Canada [2.6%]
British Columbia Telecom, Inc.                       20,287       438,798
Canadian General Investments                        165,200     1,723,340
Canadian Pacific Ltd.                                26,000       689,000
Hudson's Bay Co.                                     26,218       436,074
Imperial Oil Ltd.                                    35,500     1,668,500
Noranda, Inc.                                        16,700       372,790
Rogers Communications, Inc. - Class B *              46,000       335,570
     Total                                                      5,664,072

United States [0.8%]
Seiler Pollution Control Systems *                   15,000        55,313
Tencor Instruments *                                 65,500     1,727,563
     Total                                                      1,782,876

Total North America
   (Cost  $6,157,432)                                           7,446,948

Emerging Markets [6.6%]

Argentina [0.2%]
Quilmes Industrial SA - ADR *                        18,500       168,813
Quilmes Industrial SA                                37,000       296,000
     Total                                                        464,813

China [0.2%]
The Guangshen Railway Co. Ltd. *                  1,352,000       585,584

India [0.0%] +++
Shiriram Industries - GDR *                           6,000           900

                                                    Shares            Value +
Indonesia [1.1%]
Indonesian Development Fund, Ltd.                    25,400      $193,040
PT Bank International Indonesia                     458,666       451,673
PT Citra Marga Nusaphala Persada                    700,000       548,496
PT Gudang Garam - Foreign Shares                    120,000       518,424
PT Steady Safe - Foreign Shares *                   198,338       254,118
PT Wicaksana Overseas International *               380,000       434,562
     Total                                                      2,400,313

Korea [0.4%]
Cho Hung Bank Co. Ltd. - GDR *                       36,930       276,975
Shinhan Bank - Ordinary Shares *                      2,740        37,401
The First Korea Smaller Companies Fund *             40,000       490,800
     Total                                                        805,176

Malaysia [2.0%]
Carsberg AS                                          46,000       340,673
Nestle (Malaysia) Berhad                             88,000       707,485
Nylex (Malaysia) Berhad                             130,000       293,465
Resorts World Berhad                                 40,000       182,178
Rothmans of Pall Mall Berhad                         35,000       367,327
Sime Darby Berhad*                                  615,800     2,426,618
     Total                                                      4,317,746

Mexico [0.7%]
Grupo Financiero Banamex Accival SA                 168,000        351,406
Grupo Financiero Banamex Accival SA                   5,040          9,582
Grupo Televisa SA - GDR *                            20,700        530,438
Telefonos de Mexico SA - Class L ADR                 15,200        501,600
Vitro Sociedad Aninima - ADR                         26,000        143,000
     Total                                                       1,536,026

Peru [0.5%]
Banco Wiese - Sponsored ADR                         170,250      1,000,219

Philippines [0.1%]
Philippine Long Distance Telephone Co. AD             2,900        147,900

Portugal [0.0%] +++
Somague - Sociedade Gestora de
 Participacoes SA                                     4,250         44,143

South Africa [0.8%]
De Beers Consolidated Mines Ltd. - ADR                8,800        248,600
Free State Consolidated Gold - ADR                   26,700        191,906
LibLife Strategic Investments Ltd.                  306,089        916,630
SA Iron & Steel Industrial Corp. Ltd.               170,286        121,659
Safmarine and Rennies Holdings Ltd. *                39,500         88,717
South African Breweries Ltd.                          2,757         69,883
South African Breweries Ltd. - ADR                    6,945        175,944
Vaal Reefs Exploration & Mining Co. Ltd.                100            619
     Total                                                       1,813,958

Thailand [0.6%]
Siam Cement Co., Ltd., The                           28,000        878,346
Siam City Bank Public Co. Ltd.                      637,500        572,084
     Total                                                       1,450,430

Total Emerging Markets
   (Cost  $15,034,092)                                          14,567,208

Total Common Stock
   (Cost  $154,522,169)                                        183,721,696

Preferred Stock [0.4%]
Baumax AG (Austria)                                   1,000         28,142

                                                    Shares            Value +
Krones AG Hermann Kronesder (Germany)                    550      $199,286
Porsche AG (Germany) *                                  700        618,182
Total Preferred Stock (Cost  $656,341)                             845,610

Warrants [0.0%] +++                                 Units
Acer Computer Int'l Ltd. Expiring 7/31/01
 (Singapore)*                                        48,000         16,128
Atlantis Japan Growth Fund Expiring 4/30/10
 (Japan)*                                            20,000         21,076
Hong Kong & China Gas Expiring 9/30/97
 (Hong Kong)*                                        23,000         12,787
Jardine Strategic Holdings Expiring 5/2/98
 (Hong Kong)                                          6,812          2,725
Primagaz Cie Expiring  6/30/98 (France) *               400          9,939
TEGE SA Expiring 6/20/01 (Switzerland) *              2,680         18,186

Total Warrants (Cost  $18,720)                                      80,841

                                                     Face
Convertible Bonds [0.9%]                            Amount (a)
Bangkok Bank Public Co. CVT, 3.250% due
 3/3/04 (Thailand)                               $1,340,000      1,311,525
Guilbert SA CVT, 3.500% due 1/1/04 (France)          25,000         54,320
Far East Levingston Ship CVT., 1.500% due
 5/02/01 (Singapore)                                500,000        469,375
Total Convertible Bonds
 (Cost  $1,804,584)                                              1,835,220

Commingled Investment Vehicles [6.1%]               Units
Lazard Freres Emerging World Investors LP             3,000      3,043,758
Investable Emerging Markets Country Fund            897,680     10,413,083

Total Commingled Investment Vehicles
  (Cost  $13,600,000)                                           13,456,841

Total Long-Term Investments
  (Cost $170,601,814)                                          199,940,208

Short-Term Investments [13.5%]

Long Option [0.1%]                                 Contracts
Mar. '97 Japanese Yen $94 Call Expiring 3/8/97          760        114,000
      (Cost  $220,719)

                                                    Face
U.S. Treasury Securities [0.9%] # ++               Amount
U.S. Treasury Bill, 5.260% due 5/29/97           $1,595,000      1,561,913
U.S. Treasury Bill, 5.170% due 6/12/97              575,000        561,962
Total U.S. Treasury Securities
  (Cost  $2,123,596)                                             2,123,875

Other Short-Term Investments [12.5%]
Harris Trust & Savings (Time Deposit),
 6.500% due 1/2/97 (b)                            2,000,000      2,000,000
First National Bank of Boston (Time Deposit)
 due 7.100% due 1/2/97                            9,797,825      9,797,825
Investors Bank & Trust Company Repurchase
 Agreement, 5.190% due 1/2/97; issued
 12/31/96; Proceeds $15,673,698
 (Collateralized by $12,531,826) FHLMC
 ARM, 7.542% due 10/1/24 with a market
 value of $12,925,942; $3,399,902
 FHLMC ARM, 7.803% due 5/1/24 with a
 market value of $3,526,665)                     15,668,554     15,668,554

Total Other Short-Term Investments
 (Cost  $27,466,379)                                            27,466,379

Total Short-Term Investments
 (Cost $29,810,694)                                            $29,704,254

Total Investments [104.6%] (c)
 (Cost  $200,412,508)                                          229,644,462

Other assets and liabilities, net (4.6%)                       -10,186,355

Net Assets - 100.0%                                          $219,458,107

*   Non-income producing security
+   See Note 2 to the Financial Statements
++ Assets currently held in a segregated account as collateral for financial futures contracts.
+++ Rounds to less than 0.0%
 # Interest rate represents the yield to maturity at the time of purchase.

ADR  American Depository Receipt
GDR  Global Depository Receipt

(a)  Principal amounts in U.S. dollars
      unless otherwise noted.
(b)  Collateral received for securities on
      loan at December 31, 1996 and reinvested as cash equivalents.
(c)  Investment cost as determined for
       Federal income tax purposes is substantially the same.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified investors. At December 31, 1996, these securities were valued at $1,390,539 of net assets.






                                         See Notes to the Financial Statements



TIFF Emerging Markets Fund
December 31, 1996


GRAPH:


Policy Considerations: Investor perceptions of emerging markets did an about-face between the fall of 1993 and early 1995: what was seen as a no-lose proposition in late 1993 was seen as a no-win proposition by most investors a year later - and is still regarded warily by many. Panic selling by investors belatedly discovering that their time horizons are shorter than they'd earlier supposed has spawned legitimate opportunities in emerging markets - opportunities that persist despite emerging markets' modest rebound since their lows in early 1995 (MSCI Emerging Markets Free Index up 11% in U.S. dollar terms). But the fact that the opportunities being spawned derive from shrinking investor time horizons as well as improving fundamentals makes the short-term risks of investing in emerging markets substantial. For foundations that have not invested in such markets previously, the wisest course might be to eschew "pure plays" in favor of more diversified funds whose managers are permitted but not compelled to invest in emerging markets (e.g., the TIFF International Equity or Multi-Asset Funds; these two Funds' normal allocations to emerging markets are 15% and 5%, respectively).

Performance Evaluation: Emerging markets as a group declined modestly during 4Q 1996, with the MSCI Emerging Markets Free Index falling 0.9%. The securities held by the Fund outperformed the Index by almost 1% this quarter, but expenses caused the Fund to outperform the Index by just 0.4%. Despite an expense ratio that is lower than the average displayed by its peer group, the Fund has underperformed the average emerging markets fund since its inception. In a nutshell, the Fund's poor relative performance is attributable primarily to two factors: first, given a lack of derivatives that would have enabled its managers to transmute the Fund's initial capital from cash into equity exposure pending the purchase of individual stocks, the Fund did not participate fully in a huge rally in emerging markets that took place shortly after its launch in the summer of 1994; second, the Fund's lead manager (Emerging Markets Management) employs a value approach that has worked extremely well over the long term but has been out of sync with prevailing trends in emerging markets over the preceding year. EMM recently agreed to a new performance-based fee arrangement.

Investment Performance (For Periods Ended December 31, 1996)

                                   		Total Return (net of fees)
	                         Year Ended	   Cumulative Since	   Annualized Since
	                      Ended 12/31/96 	Inception (5/31/94) Inception (5/31/94)
TIFF Emerging Markets
   Fund	                    2.5%	              (12.6)%	             (5.1)%
MSCI Emerging Markets
   Free Index	              3.9	               (3.5)	               (1.4)
Average Emerging Markets
   Fund *	                 11.2	                2.1	                 0.8

*	Comparative mutual fund averages provided by Lipper Analytical Services.



TIFF Emerging Markets Fund / Schedule of Investments	December 31, 1996



Long-Term Investments [94.0%]                         Shares       Value +

Common Stock [88.9%]

Latin America [19.9%]

Argentina [1.4%]
Argentina Fund, Inc.                                 36,000         $427,500
Argentinian Investment Co. *                         13,099          183,386
Astra Cia Argentina de Petro                         50,205           95,907
Compania International Bebidas y Alimentos           16,580           33,664
Compania Naviera Perez Companc                        5,562           39,109
Compania Naviera Perez Companc - ADR                  9,082          127,714
Dragados y Construcciones Argentina
          Series B                                    8,472           31,353
Inversiones y Representacion - GDR *                    874           27,859
IRSA, Inversiones y Representaciones SA
   (144A) (a)*                                       23,189           74,451
Quilmes Industrial SA - ADR *                         3,170           28,926
Siderar SAIC *                                        6,420           18,493
YPF-Sociedad Anonima ADR                              6,900          174,225
     Total                                                         1,262,587

Brazil [4.1%]
Avipal SA - Avicultura e Agropecuaria            25,240,000           68,148
Brazil Fund, Inc.                                    80,100        1,782,225
Brazil Realty SA (144A) - GDR (a) *                   5,700          108,300
Cemig Cia Energy SA - ADR                             1,043           35,533
Cemig SA Energy - ADR                                 2,279           77,641
CESP-Compania Energetic de Soa Paulo *            3,100,000          134,873
Companhia Cimento Portland Itau                     560,000          196,730
Companhia Vale Do Rio Doce - ADR                      7,400          142,431
Eletricidade Sao Paulo                              680,000          100,472
Light Participacoes SA *                            133,000           32,261
Makro Atacadista SA *                                59,000           40,321
Makro Atacadista SA - ADR *                           4,100           27,675
Metalurgica Gerdau SA                             7,097,591          160,548
Nakata SA - Industria e Comercio                    150,000           34,652
Santista Alimentos SA *                              33,000           76,550
Telecommunicacoes de Sao Paulo SA                    10,156            2,195
Telecomunicacoes Brasileiras SA - Telebras          900,000           64,539
Telecomunicacoes Brasileiras SA Restricted -
  ADR                                                    20            2,366
Telecomunicacoes Brasileiras Telebras SA ADR          7,550          577,575
   Total                                                           3,665,035

Chile [2.7%]
A.F.P. Provida SA - Sponsored ADR                     6,200          116,250
Chile Fund, Inc.                                     29,300          611,638
Chilectra SA - ADR *                                  7,000          361,258
Chilgener SA - ADR                                    3,400           70,975
Compania de Telecomunicaciones de Chile ADR           2,250          227,531
Enersis SA - ADR                                     16,800          466,200
Genesis Chile Fund                                   10,500          388,500
Santa Isabel SA - ADR                                 2,800           63,350
Vina Concha Y Toro SA - Sponsored ADR                 7,500          176,250
    Total                                                          2,481,952

Colombia [0.7%]
Banco de Bogota                                           1                6
Banco Industrial Colombiano                          41,500          144,574
Carulla y Compania SA -  ADR                          3,582           18,626
Cemento Argos SA (144A) (a) *                        16,300           84,247
Cementos Paz del Rio - ADR *                          7,700           97,579
Compania Colombiana de Tabaco SA                     25,289           75,432
Computec SA                                          38,063            8,716
Exito                                                22,290           68,681
Pisos Asfalto y Vinilos Colo                         11,000            8,211

                                                      Shares          Value+
Suramericana de Seguros SA                             4,367         $79,866
     Total                                                           585,938

Mexico [5.9%]
Acer Computec Latino America (144A)  (a) *            14,300         250,822
Cemex SA de CV                                       137,380         493,194
Cemex SA de CV - Series B                             20,000          77,772
Cifra SA de CV - Series A                             20,000          25,060
Cifra SA de CV - Series C                             54,000          65,464
Corporacion Industrial Sanluis SA de CV               33,000         204,650
Cydsa SA                                              28,600          51,972
Desc SA de CV - Series C *                               645           3,299
Desc SA de CV - Sponsored ADR *                        1,100          24,200
Desc Sociedad de Fomento Industrial SA *              35,000         191,254
Empaques Ponderosa SA                                412,000         251,315
Empresas ICA Sociedad Controladora SA *               20,600         301,275
Far-Ben SA de CV                                      71,000         111,882
Fomento Economico Mexicano SA de CV                   81,000         275,862
Grupo Corvi (144A) SA (a)                            100,000          69,895
Grupo Financiero Banorte - Series B *                354,845         351,733
Grupo Financiero Inbursa SA de CV Class B             21,000          71,788
Grupo Industrial Saltillo SA de CV - Class A          60,000         185,284
Grupo Mexico SA - Series B                            64,340         206,042
Grupo Posadas SA - GDR *                               6,100          62,766
Grupo Posadas SA - Series A *                        306,428         157,688
Grupo Televisa SA - GDR *                              5,100         130,688
Grupo Televisa SA - Series CPO *                       6,000          77,087
Industrias CH SA - Series B *                         28,000          86,644
Ingenieros Civiles Asociados *                        13,000         190,482
Mexico Fund                                           67,000       1,005,000
Sistema Argos SA - Series B                           90,000          87,610
Telefonos de Mexico SA - Class L ADR                   3,550         117,150
Transportacion Maritima Mexicana SA - Ser. A          30,000         145,824
    Total                                                          5,273,702

Peru [0.6%]
Banco de Credito del Peru - Series C *                 4,623          82,636
Cementos Norte Pacasmayo *                            19,317          26,088
Cervecer Backus & Johnston - "T" Shares               65,561          56,756
Compania de Minas Buenaventura *                       3,155          23,065
Compania de Minas Buenaventura SA                     24,823         181,469
Compania Goodyear del Peru                             2,300           6,637
CPT Telefonica del Peru SA *                          26,812          50,136
CPT Telefonica del Peru SA - ADR                       3,000          56,625
Enrique Ferreyros SA                                  14,801          14,237
Minsur SA - Trabajo                                   10,198          35,509
Southern Peru Copper Corp. *                           2,001           6,979
     Total                                                           540,137

Venezuela [1.1%]
Ceramicas Carabobo - ADR                              44,900          49,017
Compania Anonima Nacional Telefonos de Venezuela      10,100         284,063
Electricidad de Caracas *                            374,523         380,223
Mavesa SA                                             91,610          30,703
Mavesa, SA (144A) - ADR (a)                           11,891          78,834
Siderurgica Venazolana Sivensa Class B (144A) -          927           3,317
Sudamtex de Venezuela - Class B                      213,150          17,921
Venepal - GDR *                                       10,400          27,120
Venezolana de Cementos S.A.C.A.                       24,700          67,492
Venezolana Pulpa y Papel - B Shares                   80,000          23,205
Venprecar - GDS *                                     14,000          56,000
    Total                                                          1,017,895

Latin American Region [3.4%]
Ceteco Holding (144A) NV - ADR (a)                     1,010          58,098
Latin America Investment Trust Fund *                500,000         845,000
Latin American Equity Fund                            47,300         662,200

                                                      Shares          Value+
Morgan Grenfell Latin American Trust plc           1,250,000    $  1,498,700
      Total                                                        3,063,998
Total Latin America
   (Cost  $17,266,001)                                            17,891,244

Asia [34.2%]

China [2.7%]
China Fund, Inc.                                     35,000          459,375
China Yuchai International Ltd. *                    10,700           48,150
Greater China Fund, Inc.                             92,500        1,445,313
Qingling Motors Co. Ltd. (144A) (a) *               650,000          359,267
Yizheng Chemical Fibre Co. Ltd.-Class A *           224,000           54,447
     Total                                                         2,366,552

Hong Kong [3.6%]
C.P. Pokphand Co. Ltd.                            1,712,000          669,571
Champion Technology Holdings *                      910,056          172,963
Chen Hsong Holdings                                  96,000           58,336
Dong Fang Electrical Machinery Co. Ltd.
  Class H*                                          162,000           56,552
Giordano International Ltd.                         236,000          201,383
Goldlion Holdings Ltd.                              330,000          270,929
Guangdong Investments                               260,000          250,436
Guangshen Railway - Sponsored ADR *                   3,400           70,125
Henderson China Holdings Ltd. *                      22,000           50,061
Johnson Electric Holdings Ltd.                       98,000          271,149
Kingboard Chemicals Holdings Ltd.                   230,000           50,553
Lamex Holdings Ltd.                                 324,000          117,293
Lung Kee (Bermuda) Holdings Ltd.                    317,500           94,415
M.C. Packaging Ltd.                                 240,000           83,005
New World Infrastructure Ltd.  *                     88,800          259,471
Singamas Container Holdings *                       612,000           45,102
Sinocan Holdings Ltd.                               442,000          217,157
Tian An China Investments *                         205,000           29,420
Varitronix International Ltd.                       163,000          295,042
    Total                                                          3,262,963

Indonesia [3.1%]
Indonesian Capital Fund, Inc. *                      91,100        1,029,430
PT Astra Graphia                                     73,250           85,319
PT Astra International, Inc.                         32,000           88,098
PT Bakrie & Brothers                                388,000          160,229
PT Bank International Indonesia                     168,177          165,613
PT Charoen Pokphand Indonesia                        41,000           46,453
PT Dharmala Sakti Sejahtera                         123,000          161,499
PT Indorama Synthetics                              245,880          239,527
PT Jakarta International Hotels & Development       119,250           85,864
PT Mulia Industrino                                 126,610          131,383
PT Pakuwon Jati                                     241,500           94,616
PT Petrosea                                          36,000           35,832
PT Steady Safe *                                    117,030          149,943
PT Telekomunikasi Indonesia                         143,500          247,676
PT Ultrajaya Milk Industry and Trading Co. *         35,250           16,423
    Total                                                          2,737,905

Korea [7.1%]
Han Wah Corp. *                                      13,550          147,964
Hyundai Engineering & Construction Co.                  659           15,329
Hyundai Motor Co. Ltd. *                              5,750          136,499
Hyundai Motor Co. Ltd. - GDR *                        4,200           38,850
Hyundai Motor Co. Ltd. - GDR *                        5,000           37,250
Keumkang Ltd.                                           400           18,279
Kookmin Bank *                                       11,940          165,814
Kookmin Bank - GDR                                    2,700           50,423
Korea Electric Power Corp.                           29,090          849,393
Korea Exchange Bank                                  18,870          171,342



                                                       Shares         Value +
Korea Fund, Inc.                                     21,000         $315,000
Korea Housing Bank *                                  1,000           14,006
Korea Mobile Telecommunications (144A) ADR (a) *     13,596          175,049
Korea Mobile Telecommunications Corp.                   230          124,487
Namhae Chemical Corp.                                 1,860           65,128
New Korea Trust *                                   116,000        1,334,000
Pohang Iron & Steel Company Ltd. - ADR               28,240          571,860
Pusan Steel Pipe Corp. *                              6,953          165,056
Samsung Display Devices Ltd. *                           84            4,776
Samsung Electron Devices Co. Ltd. *                   3,122          178,982
Samsung Electronics (144A) - GDR (a)                  3,730           68,819
Samsung Electronics Co. *                             8,880          479,573
Samsung Electronics Co. - New Shares *                1,350           72,908
Samsung Fire & Marine Insurance *                       510          187,656
Seah Steel Corp. - New Shares *                      22,530          534,837
Shinhan Bank - Ordinary Shares *                     22,769          310,793
Sungmi Telecom Electronics                              820          122,635
Taegu Department. Store Co. *                             5               82
    Total                                                          6,356,790

Malaysia [2.5%]
Arab Malaysia Corp. Berhad *                              1                5
Arab Malaysian Finance Berhad                         1,000            5,584
Commerce Asset Holding Berhad                        10,000           75,248
Genesis Malaysia Maju *                              13,600          453,900
Genting Berhad                                       11,400           78,558
Guinness Anchor Berhad                               49,000          120,317
IJM Corp. Berhad                                    105,000          247,426
Malakoff Berhad                                      28,000          137,505
Malaysian Pacific Industries Berhad                  22,000           85,386
Pelangi Berhad                                       66,000           71,097
Perlis Plantations Berhad                            46,250          143,787
Public Bank Berhad - Foreign Market                  88,000          186,455
Road Builder (M) Holdings Berhad                     26,000          147,248
Sime UEP Properties Berhad *                         30,000           77,228
Star Publications                                    28,000          110,337
Sungei Way Holdings Berhad                           58,000          172,277
United Engineers Ltd.                                16,000          144,475
    Total                                                          2,256,833

Philippines [1.7%]
Ayala Land, Inc. - Series B                          86,437           98,748
Benpres Holdings Corp. - GDR *                        6,700           50,250
Crown Equities, Inc. *                              271,800           18,631
First Philippine Fund, Inc.                          61,100          916,500
First Philippine Holdings Corp.                      27,168           62,075
Fortune Cement Corp. *                               95,000           47,934
Manila Electric Co.                                   4,030           32,995
Metropolitan Bank & Trust Co.                         2,715           67,203
Philex Mining Corp. - Class B *                   1,006,200          114,950
Philippine Long Distance Telephone Co. ADR            2,450          124,950
PICOP Resources, Inc.                               179,000           30,333
      Total                                                        1,564,569

Singapore [0.9%]
Datacraft Asia Ltd.                                  80,000          133,600
GP Batteries International Ltd.                      47,000          156,040
IPCO International Ltd.                              29,000           67,280
Roly International Holdings                         225,000          164,250
San Teh Ltd.                                        196,240          119,248
Venture Manufacturing (Singapore) Ltd. *             77,500          192,808
     Total                                                           833,226

Taiwan [5.9%]
Acer, Inc. - GDR *                                    8,540           79,422
China Steel Corp. - ADR                              12,600          250,425



Shares
Value         +
China Steel Corp. - GDR                              17,113         $340,967
Evergreen Marine Corp (144A) - Sponsored
   GDR (a)*                                          25,000          496,875
Formosa Growth Fund Ltd. *                          113,000        1,709,125
GVC Corp. - GDR *                                     3,819           29,629
GVC Corp. - Sponsored GDR                             1,667           14,370
Hocheng Group Corp. - GDR                             9,427           80,553
ROC Taiwan Fund *                                    63,600          651,900
Siliconware Precision - GDR -                         5,760           63,936
Siliconware Precision Industries Co. - GDR *         33,340          370,074
Taipei Fund, The - Class B *                             76          687,800
Taiwan Equity Fund, Inc.                             10,000          101,250
Taiwan Index Fund                                    35,000          450,660
     Total                                                         5,326,986

Thailand [2.8%]
Alucon Public Co. Ltd.                               15,000           73,156
Bangkok Bank Co. Ltd.                                22,900          221,584
Bank of Asia, The                                   117,800          174,655
Bank of Ayudhya Ltd.                                 31,650           74,710
First Pacific Land, Ltd. *                          255,858           66,884
Hana Microelectronics Public Co., Ltd.               30,600          157,597
Industrial Finance Corp. of Thailand (The)           63,734          170,339
MDX Co. Ltd.                                        117,900           85,101
Precious Shipping Ltd.                               56,600           94,407
Raimon Land Co. Ltd.                                 76,000           28,467
Ramkamhaeng Hospital Co. Ltd.                        17,400           26,816
Ruam Pattana Fund II *                            1,916,000          784,940
Saha-Union Corp. Ltd.                                61,000           52,361
Siam City Bank Co. Ltd. - Foreign Shrs.             133,950          125,431
Siam Syntech Construction Public Co. Ltd.            36,300           35,054
TelecomAsia Corp. *                                  51,800          108,127
Thai-German Ceramic Industry Co., Ltd.               22,300           26,102
The Siam Cement Co., Ltd.                             5,500          172,532
The Thai Farmers Bank, Ltd.                           9,800           61,178
    Total                                                          2,539,441

Asian Region [3.9%]
Asia Tigers Fund, Inc., The                         152,800        1,661,700
Edinburgh New Tiger Trust                         2,275,000          876,740
Govett Asian Smaller Companies Fund                 240,000          937,224
Niugini Mining Ltd. *                                    10               25
    Total                                                          3,475,689

Total Asia (Cost  $34,085,987)                                    30,720,954

Indian Sub-Continent [4.7%]

India [4.4%]
Arvind Mills Ltd. - GDR *                            31,500          126,000
BSES, Ltd. (144A) - GDR (a) *                         7,600          155,800
BSES, Ltd. (144A) - Sponsored GDR (a) *              16,400          344,400
East India Hotels Ltd. - GDR *                        6,500          153,563
Grasim Industries Ltd. - GDR *                       13,400          197,650
Gujarat Ambuja Cements - GDR *                       44,140          380,708
Hindalco Industries Ltd. - Sponsored GDR *           16,920          336,200
India Cements Ltd. (144A) - GDR (a) *                12,600           31,500
India Cements Ltd. - GDR                              7,600           19,000
India Fund, The - Class B                           625,000          925,983
Industrial Credit & Investment Corp. of India -
   (GDR)*                                             1,900           18,050
Industrial Credit & Investment Corp. of India
   Ltd. (144A) - GDR (a)*                            18,000          147,591
Larsen & Toubro Ltd. (144A) - GDR (a) *               2,600           31,751
Larsen & Toubro Ltd. - GDR *                         18,520          268,540
Steel Authority of India, Ltd. - GDR *               16,000          123,934
Steel Authority of India, Ltd. - GDR
  (S Shares) *                                       11,400           88,303
Tata Engineering & Locomotion - GDR                  58,336          502,856

                                                        Shares        Value+
Tata Hydro-Electric Power Supply Co. GDR                378         $117,180
     Total                                                         3,969,009

Pakistan [0.3%]
Bank of Punjab Ltd. *                                 7,800            3,133
Engro Chemicals Pakistan Ltd. *                      13,196           44,283
Hub Power Co. Ltd. *                                 40,000           31,238
Nishat Textile Mills *                               49,450           19,741
Packages Ltd. *                                      17,920           21,908
Pakistan State Oil Co. Ltd. *                        12,822           82,856
Hub Power Co. Ltd. - Sponsored GDR                      400            8,300
Pakistan Telecommunications - GDR *                     440           29,700
Pakistan Telecommunications Corp. *                     100            6,262
    Total                                                            247,421

Sri Lanka [0.0%] #
Aitken Spence Hotels Ltd. *                           3,520            5,556
National Development Bank *                          10,021           34,464
   Total                                                              40,020

Total Indian Sub-Continent
   (Cost  $5,371,309)                                              4,256,450

Europe and Middle East [12.9%]

Czech Republic [1.1%]
Czech Power Company AS, The *                         2,600           93,557
Czeske Energeticke Zavody - GDR *                     1,980           73,660
Deza Valasske Mezirici AS *                           1,695          132,886
FAB AS *                                                210           25,857
Fatra Napajedla AS *                                    980           24,566
Kablo Kladno *                                        1,440           32,339
Komercni Banka I.F. *                                 6,882          174,029
SPT Telekom AS *                                      2,060          256,374
Zavody Presneho Strojiren ZL                            120            7,057
Zivnobanka - Investicni Fond *                        7,042          120,097
Zivnobanka - Podilovy Fond *                          4,330           55,543
     Total                                                           995,965

Egypt [0.1%]
Suez Cement Co. (144A) - GDR (a) *                    3,800           59,280

Greece [1.0%]
Alfa Beta Vassilopoulos SA                            5,850           73,582
Alpha Credit Bank                                     2,927          186,433
Attica Enterprises SA                                10,950           75,529
GEKAT (General Construction) SA                       9,230           49,434
Hellenic Bottling Co., SA                             5,080          162,937
Hellenic Technodomiki                                 5,820           70,607
Hellenic Telecommunications Organization
    SA *                                              5,360           91,668
Michaniki SA                                         12,340           95,632
Sarantis SA                                           4,900           52,686
      Total                                                          858,508

Hungary [0.9%]
Borsodchem - GDR *                                    2,300           57,615
Julius Meinl International AG                        13,490          385,855
Mol Magyar Olay - Es Gazi *                             100            1,250
Mol Magyar Olay - Es Gazi - GDR *                     8,200          103,73
Mol Magyar Olay - Es Gazi - Spons. GDR *              5,100           64,515
OTP Rt. *                                             2,700           48,453
Pannonplast Plastic Industries *                      1,949           92,772
Soproni Sorgyar Brewery Ltd. *                          710           17,360
     Total                                                           771,550

Israel [0.6%]
ECI Telecommunications Ltd.                           3,530           75,013
First Israel Fund, Inc. *                            38,700          459,563

                                                      Shares          Value+
Tadiran Ltd. - Sponsored ADR                          1,400          $39,375
     Total                                                           573,951

Poland [0.7%]
Bank Inicjatyw Gospodarczych SA                     201,873          282,439
Bank Przemyslowo - Handlowy                             276           17,851
Exbud SA *                                           20,486          189,883
Fabryka Kotlow Rafako SA *                           14,600           83,239
Krosno                                                  252            4,845
Pierwszy Polsko-Amerykanski Bank SA *                11,660           66,885
Polifarb Cieszyn                                        555            3,067
    Total                                                            648,209

Portugal [1.4%]
Banco Commercial Portugues                            9,784          128,919
Banco Espirito Santo e Comercial de Lisboa            4,760           83,668
Corticeira Amorim SA                                  5,500           60,422
Engil - Sgps *                                        4,783           54,918
Estabelecimentos Jeronimo Martins & Filho             2,180          112,329
Investec Consultadoria International *                1,275           39,433
Mundicenter-Sociedade Imobiliaria, SA                 2,500           62,822
Portugal Fund, Inc.                                  37,000          508,750
Portugal Telecom SA *                                 2,220           63,224
Sociedade Financeira de Turismo, SA *                 3,600           55,670
Sonae Investimentos Sociedade Gestora de Partici      3,290          104,084
     Total                                                         1,274,239

Russia [3.2%]
Fleming Russia Securities Fund *                    150,000        1,650,000
Gazprom (144A) - ADR (a) *                           16,700          296,425
Lukoil Oil Co. - ADR *                                2,900          134,850
Mosenergo - RDC (144A) - ADR (a) *                    5,400          166,050
Mosenergo - Sponsored ADR                             1,700           51,702
San Francisco/Moscow Teleport *                       9,000          180,000
Tatneft (144A) - ADR (a) *                            7,900          363,400
     Total                                                         2,842,427

Slovakia [0.3%]
Inzinierske Stavby Kosice                               426           14,405
Nafta Gbely AS *                                      1,730           97,051
Plastika Nitra *                                        508           21,092
Vychodoslovenske Zeleziarne *                         6,912          144,681
    Total                                                            277,229

Turkey [0.4%]
Akbank T.A.S.                                     1,056,500          155,834
Aksigorta                                           984,000           31,488
Alarko Holding AS                                   756,120          130,431
Enka Holding Yatirim AS                             238,000           49,980
     Total                                                           367,733

United Kingdom [0.2%]
Lonrho plc                                           83,000          176,992

European Region [3.0%]
Baring Chrysalis Fund *                             166,630        1,249,725
Baring Emerging Europe Trust *                    1,270,000        1,485,900
    Total                                                          2,735,625

Total Europe and Middle East
   (Cost  $10,567,601)                                            11,581,708

Africa [3.3%]

Botswana [0.0%] #
Sechaba Investment Trust Ltd. *                      39,000           25,637


                                                   Shares            Value+
Ghana [0.2%]
Ashanti Goldfields Co. Ltd. - GDR                    11,000         $137,500

Morocco [0.3%]
Omnium Nord Africain *                                5,200          310,023

South Africa [2.6%]
AGA Holdings Ltd.                                    33,000          148,941
Anglo American Corp. of South Africa Ltd.             2,600          143,209
Anglovaal Ltd.                                        4,800          141,690
Barlow Ltd.                                           9,620           85,397
Bonnita Holdings Ltd.                                24,256           18,678
De Beers Centenary AG                                 9,560          274,019
Driefontein Consolidated Ltd.                         3,200           33,711
Gencor Ltd.                                          65,590          238,509
Gencor Ltd. - ADR                                     6,800           23,800
New South Africa Fund, Inc.                          35,500          452,625
Old Mutual South Africa Trust                       250,000          369,300
Sasol Ltd.                                           22,942          272,360
South African Breweries Ltd.                          4,951          125,496
      Total                                                        2,327,735

Zimbabwe [0.2%]
Delta Corp. Ltd. *                                   11,409           40,124
Trans Zambezi Industries Ltd. - GDR *                40,000           95,000
      Total                                                          135,124

Total Africa                                                       2,936,019
   (Cost  $3,126,741)

North America [0.1%]

Canada [0.1%]
Nelson Gold Corp. Ltd. *                             81,175           53,296
   (Cost  $123,643)

General Emerging Markets [13.8%]
G.T. Global Developing Markets Fund                 153,500        1,784,438
Investable Emerging Markets Country
   Fund LP                                          764,632        8,869,731
TCW/DW Emerging Markets Opportunities
  Trust                                             153,500        1,707,688
Total General Emerging Markets
  (Cost  $12,410,830)                                             12,361,857

Total Common Stock
  (Cost  $82,952,112)                                             79,801,528

Preferred Stock [2.6%]
Banco Bradesco SA (Brazil) *                      4,171,383           30,034
Banco Nacional SA (Brazil)                        4,900,000                0
CESP-Compania Energetica de Sao
  Paulo (Brazil)*                                 1,100,000           42,892
Cia Energetica de Minas Gerais (Brazil)           6,856,500          233,632
Cia Tecidos Norte de Mina (Brazil)                  410,000          130,869
Compania Vale Do Rio Doce (Brazil)                    9,177          176,667
Cosigua-Siderur Guanabara (Brazil)               37,413,103          310,529
Dixie Toga SA (Brazil) *                            110,839           84,284
Globex Utilidades SA (Brazil) *                       3,000           48,802
IAP SA (Brazil) *                                 1,215,000            9,720
Industries Bebidas Antarctica da Paraiba
   (Brazil)*                                        389,000           44,535
Iven SA (Brazil)                                    474,000          227,662
Marcopolo SA (Brazil) *                             708,000          118,579
Michaniki SA (Greece)                                 8,470           56,189
Patroleo Brasileiro SA - Petrobras (Brazil)       2,496,000          397,613
Pettenati SA - Industria Text (Brazil) *            400,000            4,720
Sadia Concordia SA Industria e  Comercio
  (Brazil)                                          233,000          179,421

                                                     Shares          Value+
Uniao de Bancos Brasileir (Brazil)                6,090,000         $198,534

Total Preferred Stock                                              2,294,682
   (Cost  $2,289,118)

Rights [0.0%] #
Sungei Way Holdings Rights *                          5,800           13,782
   (Cost  $0)

Warrants [0.0%] #
Champion Technology Holdings
  Expiring 6/30/98  (Hong Kong) *                     230,011          8,624
GP Batteries International
  Expiring 11/15/00 (Singapore) *                      10,000         12,700
San Teh Ltd. Expiring 8/3/00 (Singapore) *             15,120          4,216
Singamas Containers
  Expiring 6/30/97 (Hong Kong) *                       36,800            167

Total Warrants (Cost  $5,000)                                         25,707

                                                        Face
Convertible Bonds [2.5%]                              Amount (b)
Bangkok Bank Public Co., 3.250% due 3/3/04
  (Thailand)                                          $40,000         39,150
Compal Electronics (144A) CVT, 1.000% due
  11/21/03 (Taiwan) (a)                               190,000        190,950
Henderson Capital International CVT, 5.000%
  due 10/27/96 (Europe)                               140,000        119,700
Metropolitan Bank CVT, 2.750% due 9/10/00
  (Europe)                                             23,000         30,130
Nan Ya Plastics Corp., 1.750% due 7/19/01
  (Taiwan)                                            572,000        652,080
New World Infrastructure Ltd. (144A), 5.000%
  due 7/15/01 (Hong Kong) (a)                          51,000         60,308
Pacific Construction Co. Cvt., 2.125% due
  10/1/98 (Taiwan)                                    200,000        181,208
Philippine Long Distance CVT., 5.750% due
  12/31/49 (Philippines)                                1,000            308
Teco Electric & Machine Cvt. (144A),
  2.750% due 4/15/04 (Taiwan) (a)                      50,000         36,750
Teco Electric & Machine, 2.750% due
  4/15/04 (Taiwan)                                    520,000        388,050
U-Ming Marine Transport, 1.500% due
  2/7/01 (Taiwan)                                     344,000        302,720
United Micro Electronics, 1.250% due
  6/8/04 (Taiwan)                                     156,000        218,985
Total Convertible Bonds
  (Cost  $2,336,924)                                               2,220,339

Total Long-Term Investments
  (Cost - $87,583,154)                                            84,356,038

Short-Term Investments [7.5%]
Harris Trust & Savings Bank
  (Time Deposit), 6.500% due 1/2/97 (c)             3,000,000      3,000,000
First National Bank of Boston
  (Time Deposit), 7.100% due 1/2/97 (c)             1,424,396      1,424,396
Investors Bank & Trust Company
  Repurchase Agreement, 5.910% due 1/2/97
  Proceeds $2,321,783; Issued 12/31/96
  (Collateralized by $2,380,792 FHLMC ARM,
  7.066% due 6/1/22 with a market value of
  $2,437,221)                                    $2,2,321,020      2,321,020

Total Short-Term Investments                                       6,745,416
  (Cost  $6,745,416)

Total Investments [101.5%] (d)
  (Cost  $94,328,570)                                             91,101,454

Other assets and liabilities, net [(1.5%)]                      $(1,365,653)

Net Assets - 100.0%                                              $89,735,801

*     Non-income producing security
#     Rounds to less than 0.0%
+     See Note 2 to the Financial Statements

ADR   American Depository Receipt
GDR   Global Depository Receipt
GDS   Global Depository Share

(a)   Security exempt from registration under Rule
        144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.
        At December 31, 1996, these securities were valued at $3,712,179 or 4.1% of net assets

(b) Face amount shown in U.S. dollars unless otherwise noted.
(c) Collateral received for securities on loan at December 31, 1996 reinvested in cash equivalents.
(d) Investment cost as determined for Federal income tax purposes is substantially the same.



                                        See Notes to the Financial Statements





TIFF U.S. Equity Fund
December 31, 1996



GRAPH:


Policy Considerations: The Fund is designed as a core vehicle for that portion of a Member's assets committed to U.S. stocks. Accordingly, it employs a combination of managers that, collectively, provide exposure to all market sectors (growth, value, large cap, small cap, etc.). The Fund's distinctive structure reflects the belief that governing boards are ill-equipped to win the difficult game of style rotation. Indeed, although most of the cooperative's directors are full-time investment professionals, the board prefers to delegate to the Fund's managers responsibility for making any "style" tilts that it displays. The Fund's structure is distinctive not because it entails broad diversification across sectors, but because it does so by combining active strategies with a low cost "completeness" portfolio. This structure was discussed at length in TIP's Quarterly Report dated June 30, 1995 (available on request). One final consideration: even though the Fund is defensively positioned (see below), if the U.S. stock market falls hard, the Fund will tumble too. Caveat emptor.

Performance Evaluation: The Fund has returned 71.4% since inception - 300 basis points better than its primary benchmark (the Wilshire 5000, +68.4%) and 1300 bp better than the average domestic stock fund (+58.4%). The Fund outperformed the rapidly rising W5000 during 4Q despite: (1) an average invested position of 90%; and (2) an underweighting in the very large stocks that propelled broad market averages to new highs in December. Fortunately, the Fund's small cap specialists have performed very well, as has Highbridge Capital, an opportunistic hedge fund that emphasizes risk arbitrage. At year-end, the Fund's invested position was 92%, and it remained underweighted in the large stocks whose soaring capitalizations have boosted valuations on cap-weighted indexes, such as the S&P 500, to unprecedented highs. The Fund remains diversified across size sectors, but its managers are underweighting the leviathans (e.g., GE, Coca Cola, Microsoft) whose relentless appreciation has transformed S&P 500 index funds from a vaguely un-American curiosity into a self-fulfilling sensation.

Investment Performance (For Periods Ended December 31, 1996)

                           		      Total Return (net of fees)
                      	Year Ended	      Cumulative Since	  Annualized Since
                    	Ended 12/31/96   Inception (5/31/94) Inception (5/31/94)
TIFF U.S. Equity Fund	    21.9%	              71.4%	              23.1%
Wilshire 5000 Index	      21.2               	68.4	               22.3
Average General [U.S.]
  Equity Fund *	          19.5	               58.4	               19.5

*	Comparative mutual fund averages provided by Lipper Analytical Services.





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----------------------------------------
TIFF U.S. Equity Fund / Schedule of Investments	December 31, 1996
------------------------------------------------------------------------------
----------------------------------------


Long-Term Investments [86.5%]                        Shares        Value +

 Common Stock [77.6%]

 Aerospace [1.0%]
 AAR Corp.                                            41,000     $1,240,250
 Fairchild Corp. (The) - Class A *                     1,300         19,175
 Litton Industries, Inc. *                             4,200        200,025
 Northrop Grumman Corp.                                1,600        132,400
 Precision Castparts Corp.                             2,800        138,950
       Total                                                      1,730,800

 Agriculture [1.3%]
 Archer-Daniels-Midland Co.                           17,100        376,200
 Eastern Equities Corp. Ltd. (a)                     450,000        286,781
 Embrex, Inc. (a) *                                   68,700        446,550
 Eskimo Pie Corp.                                     15,000        166,875
 IBP, Inc.                                            34,700        841,475
 Wrightson Ltd. (a) *                                147,000        128,032
       Total                                                      2,245,913

 Airlines [0.3%]
 Atlantic Southeast Airlines, Inc.                     8,200        179,375
 Mesa Air Group, Inc. *                                6,800         45,900
 Midwest Express Holdings, Inc. *                      1,100         39,600
 SkyWest, Inc.                                         2,400         33,300
 UAL Corp. *                                           3,000        187,500
       Total                                                        485,675

 Banks [6.0%]
 Banc One Corp.                                       10,500        451,500
 Bank of Boston Corp.                                  4,700        301,975
 Bankamerica Corp.                                    10,800      1,077,300
 Bankers Trust New York Corp.                          1,700        146,625
 Chase Manhattan Corp.                                18,600      1,660,050
 Comerica, Inc.                                        7,900        413,763
 First Bank System, Inc.                               3,700        252,525
 First Chicago NBD Corp.                              17,900        962,125
 First Colorado Bancorp, Inc.                          1,900         32,300
 First Union Corp. (NC)                               19,218      1,422,132
 HUBCO, Inc.                                          40,275        986,738
 Mercantile Bancorporation                             4,400        226,050
 National City Corp.                                   6,600        296,175
 NationsBank Corp.                                    14,700      1,436,925
 Republic New York Corp.                               1,600        130,600
 Signet Banking Corp.                                  7,400        227,550
 Wells Fargo & Co.                                     2,200        593,450
       Total                                                     10,617,783

 Beverages [1.3%]
 Anheuser-Busch Companies, Inc.                        4,410        176,400
 Canandaigua Wine Co., Inc. - Class A *                8,700        247,950
 Coca-Cola Co.                                        35,900      1,889,238
       Total                                                      2,313,588

 Business Machines [0.4%]
 International Business Machines Corp.                 5,100        770,100

 Chemicals [3.2%]
 Cabot Corp.                                          18,400        462,300
 ChemFirst, Inc. (WI) *                               27,500        635,938
 Dow Chemical                                         15,800      1,238,326
 EcoScience Corp. (a) *                              440,300        454,037
 EnSys Environmental Products, Inc. (a) *            295,500        591,000
 FMC Corp. *                                           9,300        652,163
 Lubrizol Corp.                                        8,500        263,500
 Mississippi Chemical Corp.                           14,403        345,674
 Rogers Corp. *                                       30,000        813,750
 Sealed Air Corp. *                                    3,200        133,200


                                                      Shares        Value +
 Union Carbide Corp.                                    2,800       $114,450
     Total                                                         5,704,338
 Commercial Services [0.1%]
 Caliber System, Inc.                                   6,200        119,350
 Employee Solutions, Inc. *                             3,000         61,500
 Roadway Express, Inc.                                  3,300         63,938
     Total                                                           244,788

 Computer Software [2.8%]
 Allegro New Media, Inc. (a)                           59,882        232,044
 Applied Magnetics Corp. *                             18,300        546,713
 Broderbund Software, Inc. *                            3,500        104,125
 Clarify, Inc. *                                        1,300         62,400
 Computer Associates International, Inc.                5,100        253,725
 Fractal Design Corp. (a) *                            36,500        383,250
 Franklin Quest Co. *                                   2,600         54,600
 Hutchinson Technology, Inc. *                          1,000         76,000
 Jack Henry & Associates                                1,000         35,750
 Measurex Corp.                                         2,400         57,600
 Meridian Data, Inc. *                                  5,000         34,063
 Metrowerks, Inc. (a) *                               121,200      1,136,250
 Micrografx, Inc. (a) *                                60,400        324,650
 Microsoft Corp. *                                     14,200      1,173,275
 NETCOM On-Line Communication Services, Inc. *          5,500         71,500
 Pixar, Inc. *                                          3,300         42,900
 Project Software & Development, Inc. *                 2,000         84,750
 Proxima Corp. *                                        3,400         43,775
 RadiSys Corp. *                                        1,500         73,125
 StorMedia, Inc. - Class A *                            4,000         64,500
 Vantive Corp. *                                        2,800         87,500
      Total                                                        4,942,495

 Computers [1.6%]
 Apple Computer, Inc.                                  15,900        331,913
 Compaq Computer Corp. *                               11,200        831,600
 Dell Computer Corp. *                                  8,600        456,875
 Gateway 2000, Inc. *                                   5,300        283,881
 Seagate Technology, Inc. *                             9,000        355,500
 Tandem Computers, Inc. *                              23,300        320,375
 Western Digital Corp. *                                4,300        244,563
            Total                                                  2,824,707

Construction [0.4%]
 ABT Building Products Corp. *                          4,700        117,500
 Champion Enterprises, Inc. *                           2,700         52,650
 Fibreboard Corp. *                                     1,500         50,625
 Lone Star Industries, Inc.                             2,400         88,500
 Medusa Corp.                                           2,700         92,813
 Schuller Corp.                                        17,500        185,938
 U.S. Home Corp. *                                      3,400         88,400
 Zurn Industries, Inc.                                  1,900         49,638
            Total                                                    726,064

 Containers [0.6%]
 Premark International, Inc.                           13,000        289,250
 Owens-Illinois, Inc. *                                34,500        784,875
            Total                                                  1,074,125

 Cosmetics [0.4%]
 Johnson & Johnson                                      3,700        184,075
 NBTY, Inc. *                                           3,100         58,900
 Procter & Gamble Co.                                   4,100        440,750
            Total                                                    683,725

 Electrical Utilities [2.5%]
 Baltimore Gas and Electric Co.                        11,100        296,925
 Central Vermont Public Service                        12,600        151,200
 Consolidated Edison Company of New York, Inc.         20,700        605,475

                                                        Shares        Value +
 Dominion Resources, Inc. Virginia                      7,700       $296,450
 Entergy Corp.                                         36,400      1,010,100
 Long Island Lighting Co.                              25,900        573,038
 MDU Resources Group, Inc.                                150          3,450
 Nevada Power Company                                   4,500         92,250
 New York State Electric & Gas Corp.                   14,000        302,750
 Pinnacle West Capital Corp.                           10,500        333,375
 Public Service Enterprise Group, Inc.                 10,000        272,500
 TNP Enterprises, Inc.                                  1,300         35,588
 Unicom Corp.                                          11,200        303,800
 United Illuminating Co.                                1,700         53,338
 Utilicorp United, Inc.                                 4,700        126,900
      Total                                                        4,457,139

 Electronics [6.2%]
 American Power Conversion Corp. *                     12,200        332,450
 Atmel Corp. *                                          4,300        142,438
 Belden, Inc.                                           6,000        222,000
 Charter Power Systems, Inc.                           25,000        762,500
 Chips & Technologies, Inc. *                          13,100        239,075
 Etec Systems, Inc. *                                   2,500         95,625
 FSI International, Inc. *                              5,700         85,500
 Genus, Inc. *                                          3,000         16,500
 GPU, Inc.                                             11,300        379,963
 HADCO Corp. *                                          1,700         83,300
 Hubbell Inc. - Class B                                 2,100         90,825
 II-VI, Inc. *                                          1,100         28,875
 Innovex, Inc.                                          9,200        248,400
 Intel Corp.                                           18,200      2,383,063
 Jabil Circuit, Inc. *                                  5,600        224,000
 Johnson Controls, Inc.                                 2,000        165,750
 Kemet Corp. *                                          8,200        190,650
 Kulicke & Soffa Industries *                           5,100         96,900
 Logicon, Inc.                                          2,100         76,650
 MEMC Electronic Materials, Inc. *                      9,000        202,500
 Micrion Corp. *                                        2,400         52,200
 Micron Technology, Inc.                                8,300        241,738
 Motorola, Inc.                                         9,200        564,650
 Park Electrochemical Corp.                             1,900         43,225
 Perceptron, Inc. *                                     2,850         97,613
 Philips Electronics NV - ADR                          13,200        528,000
 SBS Technologies, Inc. *                               3,600        133,200
 SCI Systems, Inc. *                                   11,400        508,725
 Sensormatic Electronics Corp.                         64,100      1,073,675
 Silicon Valley Group, Inc. *                           3,000         60,375
 Speedfam International, Inc.                           5,200        148,200
 Texas Industries, Inc.                                10,100        511,313
 Thermo Instrument Systems, Inc. *                      3,525        116,766
 Veeco Intruments, Inc. *                               2,200         48,400
 Watkins-Johnson Company                                4,300        105,350
 Wyle Electronics                                      10,000        395,000
 Xilinx, Inc. *                                         7,800        287,138
 Zytec Corp. *                                          1,300         13,813
      Total                                                       10,996,345

 Financial [3.9%]
 Aames Financial Corp.                                  2,000         71,750
 Bear Stearns Companies, Inc.                          15,780        439,868
 Capital One Financial Corp.                            6,700        241,200
 Cityscape Financial Corp. *                            5,200        136,500
 Community Bank System, Inc.                              100          3,925
 Corporate Investments Ltd. (a) *                     880,000        411,264
 Imperial Credit Industries, Inc. *                     2,000         42,000
 Inter-Regional Financial Group, Inc.                   1,100         38,775
 Merrill Lynch & Company, Inc.                          7,400        603,100
 Morgan Stanley Group, Inc.                             3,800        217,075
 North American Mortgage Co.                            4,000         79,000
 Olympic Financial Ltd. *                               9,200        132,250
 PHH Corp.                                             22,200        954,600
 RAC Financial Group, Inc. *                            8,400        177,450
 Salomon, Inc.                                         19,300        909,513

                                                      Shares        Value +
 San Juan Basin Royalty Trust (a)                     130,300     $1,074,975
 St. Paul Companies, Inc.                               5,800        340,025
 Travelers Group, Inc.                                 20,800        943,804
      Total                                                        6,817,074

Foods [0.4%]
 Quaker Oats Co.                                        4,100        156,313
 Smithfield Foods, Inc. *                              11,100        421,800
 Supervalu, Inc.                                        5,100        144,713
      Total                                                          722,826

 Health Care [2.5%]
 Apria Healthcare Group, Inc. *                         6,900        129,375
 CNS, Inc. *                                            4,200         60,375
 Columbia/HCA Healthcare Corp.                          5,000        203,750
 Health Management Assoc., Inc. Class A *                  75          1,688
 MedCath, Inc. *                                        3,100         49,600
 Morrison Health Care, Inc. *                          33,766        498,049
 Pediatrix Medical Group, Inc. *                        2,300         85,100
 Pharmchem Laboratories (a) *                         237,200      1,274,950
 Protocol Systems, Inc. *                              53,500        695,500
 Transitional Hospitals Corp. *                        11,500        110,688
 Universal Health Services, Inc. Class B *             30,000        858,750
 US Bioscience, Inc. *                                  5,900         74,488
 Value Health, Inc. *                                   9,600        187,200
 Vivra, Inc. *                                          6,750        186,469
      Total                                                        4,415,982

 Hotels/Restaurants [0.7%]
 Promus Hotel Corp. *                                   5,300        157,013
 Ruby Tuesday, Inc.                                    47,300        875,050
 Ryan's Family Steak House, Inc. *                     39,200        269,500
      Total                                                        1,301,563

 Housewares [0.9%]
 Gillette Co.                                           5,700        443,175
 Lancaster Colony Corp.                                11,800        542,800
 McKesson Corp.                                         3,900        218,400
 O'Sullivan Industries Holdings, Inc. *                 6,600         92,400
 Singer Company N.V. (The)                             16,500        369,188
     Total                                                         1,665,963

 Insurance (Life) [0.1%]
 Jefferson-Pilot Corp.                                  3,700        209,513

 Insurance (Other) [3.2%]
 Allmerica Property & Casualty Companies, Inc.          1,100         33,413
 Allstate Corp.                                         3,200        185,200
 American Bankers Insurance Group                       3,200        163,600
 Cigna Corp.                                           11,000      1,502,876
 CNA Financial Corp. *                                  4,600        492,200
 Commerce Group, Inc.                                   1,200         30,300
 Delphi Financial Group, Inc. *                         2,300         67,850
 First American Financial Corp.                         1,200         49,350
 Fremont General Corp.                                  3,700        114,700
 HCC Insurance Holdings, Inc. *                         1,900         45,600
 Lincoln National Corp.                                 8,900        467,250
 Loews Corp.                                           13,600      1,281,800
 Marsh & McLennan Companies, Inc.                       1,700        176,800
 Orion Capital Corp.                                    6,400        391,201
 Pioneer Financial Services, Inc.                       1,400         35,000
 Safeco Corp.                                           2,000         78,875
 Stanhome, Inc.                                        15,100        400,150
 Washington National Corp.                              2,000         55,000
      Total                                                        5,571,165

 Leisure [0.7%]
 Anchor Gaming *                                        1,200         48,300
 Brunswick Corp.                                          400          9,600

                                                       Shares        Value +
 Callaway Golf Co.                                      5,900       $169,625
 Coachmen Industries, Inc.                              2,000         56,750
 Coastcast Corp. *                                      6,400         92,800
 Grand Casinos, Inc. *                                  4,600         62,100
 Harrah's Entertainment, Inc. *                        19,300        383,588
 Oakley, Inc. *                                        26,100        283,838
 Seattle Filmworks, Inc. *                              1,700         34,638
 Speedway Motorsports, Inc. *                           4,000         84,000
 Station Casinos, Inc. *                                8,300         84,038
      Total                                                        1,309,277

 Machines [1.5%]
 Blount International, Inc. - Class A                   4,600        176,525
 Caterpillar, Inc.                                     15,700      1,181,425
 Cincinnati Milacron, Inc.                              6,700        146,563
 Cooper Industries, Inc.                                3,800        160,075
 Deere & Co.                                            6,600        268,125
 Dover Corp.                                            3,100        155,775
 Giddings & Lewis, Inc.                                11,800        151,925
 Gleason Corp.                                          1,200         39,750
 Global Industrial Technologies, Inc. *                 2,300         50,888
 Graco, Inc.                                            1,200         29,400
 Manitowoc Co., Inc.                                    2,000         81,000
 Novellus Systems, Inc. *                               3,500        189,656
    Total                                                          2,631,107

Metals [1.2%]
 Cleveland-Cliffs, Inc.                                 2,500        113,438
 Coeur D'Alene Mines Corp.                              7,300        110,413
 Hecla Mining Co. *                                    16,500         92,813
 Mueller Industries, Inc. *                             2,300         88,550
 Oregon Metallurgical Corp. *                          25,800        832,050
 RMI Titanium Co. *                                     3,200         90,000
 Timken Co.                                             6,600        302,775
 Trinity Industries, Inc.                               9,800        367,500
 Wolverine Tube, Inc. *                                 2,700         95,175
    Total                                                          2,092,714

 Motor Vehicles [1.2%]
 Chrysler Corp.                                        39,100      1,290,300
 Ford Motor Co.                                        21,400        682,125
 Polaris Industries, Inc.                               3,500         83,125
   Total                                                           2,055,550

 Oil Services [0.2%]
 Camco International, Inc.                              1,900         87,638
 Global Industries Ltd. *                               4,800         89,400
 Seacor Holdings, Inc. *                                3,600        226,800
   Total                                                             403,838

 Oil/Gas (Domestic) [1.5%]
 Consolidated Natural Gas Co.                           5,800        320,450
 Enron Global Power & Pipelines L.L.C.                  2,300         62,100
 Helmerich & Payne, Inc.                                4,300        224,138
 National Fuel Gas Co.                                 22,100        911,625
 Phillips Petroleum Co.                                14,400        637,200
 Tesoro Petroleum Corp. *                              18,500        259,000
 Unocal Corp.                                           7,000        284,375
   Total                                                           2,698,888

 Oil/Gas (International) [2.3%]
 Amoco Corp.                                            7,700        619,850
 Chevron Corp.                                         11,700        760,500
 Exxon Corp.                                           10,400      1,019,200
 Mobil Corp.                                            6,300        770,175
 Newfield Exploration Company *                         2,200         57,200
 Texaco, Inc.                                           9,300        912,563
    Total                                                          4,139,488


                                                      Shares        Value +
 Paper/Forest Products [0.9%]
 Champion International Corp.                           3,700       $160,025
 Consolidated Papers, Inc.                              2,500        122,813
 International Paper Co.                               12,100        488,538
 Kimberly-Clark Corp.                                   9,300        885,825
    Total                                                          1,657,201

 Pharmaceutical [5.0%]
 Abbott Laboratories                                   24,800      1,258,600
 American Home Products Corp.                          11,300        662,463
 Bristol-Myers Squibb Co.                              14,200      1,544,250
 Eli Lilly & Co.                                        6,300        459,900
 Genentech, Inc. (Special Common) *                     2,700        144,788
 ICN Pharmaceuticals, Inc.                              4,800         94,200
 Medicis Pharmaceutical Corp.  Class A *                1,200         52,800
 Merck & Company, Inc.                                 20,600      1,632,550
 Owens & Minor, Inc. Holding Company                   50,800        520,700
 Pfizer, Inc.                                          12,800      1,060,800
 Schering-Plough Corp.                                 21,200      1,372,700
     Total                                                         8,803,751

 Producer Goods [2.3%]
 American Brands, Inc.                                  4,400        218,350
 Applied Materials, Inc. *                             12,100        434,844
 Bush Industries, Inc. - Class A                        2,700         51,975
 Case Corp.                                             6,900        376,050
 Cummins Engine                                         6,400        294,400
 Esterline Technologies Corp. *                         1,400         36,575
 Freeport McMoRan, Inc.                                 5,200        167,050
 General Electric Co.                                  12,500      1,235,938
 Griffon Corp. *                                        2,600         31,850
 Harsco Corp.                                           1,500        102,750
 Miller Herman, Inc.                                    2,200        124,575
 National Service Industries                            2,700        100,913
 NCI Building Systems, Inc. *                           2,300         79,350
 PPG Industries, Inc.                                   2,000        112,250
 Volt Information Sciences, Inc. *                     10,000        437,500
 Vulcan Materials Co.                                   2,900        176,538
      Total                                                        3,980,908

 Publishing [1.6%]
 American Greetings Corp. Class A                      11,100        314,963
 Bowne & Co., Inc.                                      2,800         68,950
 Media General, Inc. - Class A                          5,100        154,275
 National Education Corp. *                           107,200      1,634,800
 Pulitzer Publishing Co.                                1,066         49,436
 Steck-Vaughn Publishing Corp. *                       37,000        425,500
 Washington Post Company Class B                          500        167,563
      Total                                                        2,815,487

 Railroad [1.0%]
 CSX Corp.                                             26,900      1,136,525
 Illinois Central Corp.                                 7,500        240,000
 Norfolk Southern Corp.                                 5,400        472,500
      Total                                                        1,849,025

 Retail (Foods) [0.3%]
 Earthgrains Company *                                  1,600         83,600
 Safeway, Inc. *                                        8,600        367,650
      Total                                                          451,250

Retail (Other) [3.3%]
 Brown Group, Inc.                                      5,100         93,713
 Consolidated Stores Corp. *                           22,500        725,625
 Dayton-Hudson Corp.                                   22,400        879,200
 Duckwall-ALCO Stores, Inc. (a) *                      45,190        643,958
 Fingerhut Companies, Inc.                             19,400        237,650
 Gadzooks, Inc. *                                       3,000         54,750
 Geerlings & Wade, Inc. (a)                             1,400          6,125
 Genesco, Inc. *                                        7,200         66,600

                                                       Shares        Value +
 Handleman Co.                                          4,200        $35,700
 K-Mart Corp.                                          31,700        328,888
 Kenneth Cole Productions, Inc. Series A *              2,000         31,000
 Lands' End, Inc. *                                     2,400         63,600
 Mac Frugals Bargains Close-Outs, Inc. *               50,000      1,306,250
 MicroAge, Inc. *                                       5,700        114,000
 Paul Harris Stores, Inc. *                             4,800         85,200
 Renters Choice, Inc. *                                 1,500         21,750
 Sears, Roebuck and Company                            11,300        521,213
 Toys "R" Us, Inc. *                                   14,500        435,000
 Value City Dept Stores, Inc. *                         2,800         29,400
 Waban, Inc. *                                          4,700        122,200
     Total                                                         5,801,822

 Services [4.0%]
 Browning-Ferris Industries, Inc.                      11,600        304,500
 Ceridian Corp. *                                       4,700        190,350
 Comdisco, Inc.                                        30,900        981,075
 Computer Language Research (a)                        50,600        543,950
 Computer Task Group, Inc. (a)                          2,500        107,813
 DB Group Ltd. (a)                                  1,145,000        794,559
 DeVRY, Inc. *                                          2,000         47,000
 Failure Group, Inc. (a) *                            159,700        978,163
 Hilb, Rogal & Hamilton Co.                            36,500        483,625
 Interpublic Group of Companies, Inc.                   6,400        304,000
 ITT Educational Services, Inc. *                      37,950        877,594
 Kelly Services, Inc. - Class A                         1,200         32,400
 Kinder Care Learning Centers *                        43,100        808,125
 Norrell Corp.                                          2,000         54,500
 Pittston Services Group *                             10,000        270,000
 Standard Register Co.                                  1,000         32,500
 Student Loan Marketing Assn.                           2,400        223,500
     Total                                                         7,033,654

 Steel  [0.8%]
 Bethlehem Steel Corp. *                               24,800        223,200
 Birmingham Steel Corp.                                 4,300         81,700
 Inland Steel Industries, Inc.                         15,300        306,000
 J & L Specialty Steel, Inc.                            3,600         40,950
 LTV Corp. *                                           27,000        320,625
 Oregon Steel Mills, Inc.                               6,300        105,525
 USX-US Steel Group, Inc.                              12,700        398,463
      Total                                                        1,476,463

 Telecommunications [2.2%]
 360 Communications Co. *                               9,300        215,063
 Citizens Utilities Co. - Class A *                    13,541        147,255
 Coherent Communications Systems Corp. *                2,600         50,700
 DSC Communications Corp. *                            12,500        223,438
 Emmis Broadcasting Corp. Class A *                     1,000         32,750
 Jacor Communications, Inc. *                           8,500        232,688
 Mastec, Inc. *                                         3,800        201,400
 MCI Communications Corp.                               6,300        205,931
 Nextel Communications, Inc. Class A *                 22,600        295,213
 Periphonics Corp. *                                    2,600         76,050
 SBC Communications, Inc.                               4,700        243,225
 Southern New England Telecommunications Corp.          2,500         97,188
 U.S. West, Inc.                                       16,700        538,575
 Viacom, Inc. - Class B *                              13,100        456,863
 VTEL Corp. (a) *                                      79,500        795,000
       Total                                                       3,811,339

 Telephone [2.0%]
 AT & T Corp.                                          36,100      1,570,346
 Century Telephone Enterprise                           6,400        197,600
 GTE Corp.                                             14,750        671,125
 Sprint Corp.                                          27,000      1,076,625
      Total                                                        3,515,696

                                                        Shares        Value +
 Textiles [0.3%]
 St. John Knits, Inc.                                   6,200       $269,700
 VF Corp.                                               3,700        249,750
      Total                                                          519,450

 Thrifts [2.1%]
 Ahmanson (H. F.) & Co.                                 5,000        162,500
 Albank Financial Corp.                                   720         22,590
 American Federal Bank - FSB                           22,000        415,250
 Astoria Financial Corp. *                              2,800        103,250
 Charter One Financial, Inc.                           25,200      1,058,400
 Commercial Federal Corp.                               1,300         62,400
 First Savings Bank of Washington Bancorp, Inc.        10,000        183,750
 Peoples Bank of Bridgeport, Connecticut               28,000        808,500
 Roosevelt Financial Group, Inc.                       30,000        630,000
 Security Capital Corp.                                 1,000         73,750
 TR Financial Corp.                                     2,200         78,100
 Washington Mutual, Inc.                                1,000         43,313
       Total                                                       3,641,803

Tobacco [0.8%]
 Philip Morris Companies, Inc.                         11,100      1,250,138
 Universal Corp.                                        3,100         99,588
       Total                                                       1,349,726

 Transportation [1.9%]
 Airborne Freight Corp.                                30,000        701,250
 Fritz Companies, Inc. *                               56,900        725,475
 Goodyear Tire & Rubber Co.                             8,800        452,100
 Harper Group, Inc.                                    26,800        636,500
 Offshore Logistics, Inc. *                             5,300        102,688
 Pittston Burlington Group, Inc.                       40,000        800,000
       Total                                                       3,418,013

 Trucks [0.7%]
 Air Express International Corp.                       11,500        370,839
 Consolidated Freightways, Inc.                        40,000        890,000
       Total                                                       1,260,839

 Total Common Stock
   (Cost $116,235,152)                                           137,238,960

 Preferred Stock [0.1%]
 Norian Corp. (144A) (b) (d)                          295,000        206,500
      (Cost  $206,500)
                                                       Units          Value +
 Commingled Investment Vehicles [8.8%]
 Concentric Capital LP *                                7,090      7,403,813
 GMO REIT Fund                                        223,164      2,807,401
 Highbridge Capital Corp. *                             2,935      5,274,545
 Total Commingled Investment Vehicles
     (Cost  $14,029,472)                                          15,485,759

 Total Long-Term Investments
     (Cost  $130,471,124)                                        152,931,219

Short-Term Investments [16.1%]                         Face
                                                      Amount
 U.S. Treasury Security [0.5%] ++
 U.S. Treasury Bill, 5.270%  due 3/20/97 #         $  875,000        865,941
     (Cost  $864,727)

 Other Short-Term Investments [15.6%]
 First National Bank of Boston (Time Deposit),
   7.100% due 1/2/97 (c)                            4,213,800      4,213,800



                                                       Face
                                                      Amount         Value +
 Investors Bank & Trust Company Repurchase
   Agreement, 5.910%  due 1/2/97; Proceeds
   $23,354.761; Issued 12/31/96 (Collateralized
   by $9,777,423 GNMA ARM, 7.000% due 6/20/26
   with a market value of $10,051,419, $9,353,195
   GNMA ARM, 6.500% due 11/20/25 with a market
   value of $9,630,393; $4,698,180 GNMA ARM, 7.000%
   due 2/20/26 with a market value of $4,833,503)  $23,347,095    $23,347,095

Total Other Short-Term Investments
  (Cost  $27,560,895)                                              27,560,895

 Total Short-Term Investments
  (Cost  $28,425,622)                                              28,426,836

 Total Investments [102.6%] (e)
(Cost  $158,896,746)                                              181,358,055

Other assets and liabilities, net [(2.6%)]                         -4,561,542

Net Assets - 100.0%                                              $176,796,513

 Short Portfolio [(0.9%)]                           Shares

 Common Stock [(0.9%)]

 Computer Software [(0.4%)]
 Broadway & Seymour, Inc. *                            40,700        427,350
 Cambridge Technology Partners, Inc. *                  7,000        234,938
 JDA Software                                           3,000         83,625
       Total                                                         745,913

Electronics [(0.2%)]
 Itron, Inc. *                                         20,000        355,000
Energy [(0.1%)]
 Molten Metal Technology, Inc. *                        8,400         98,700
Services [(0.1%)]
 Renaissance Solutions, Inc. *                          3,700        165,575

Telecommunications [(0.1%)]
 Compression Labs *                                    42,100        160,506
 VideoLan technologies, Inc. *                         20,000         31,250

   Total 		                                                          191,756

Total Short Portoflio
  (Proceeds - $2,547,356) 	                                      	$1,556,944



*	Non-income producing security
#	Interest rate represents the yield to maturity at the time of purchase.
+	See Note 2 to the Financial Statements
++	Assets currently held in a segregated account as collateral for futures contracts.

ADR	American Depository Receipt

(a)	This security or a portion of this security is held in a segregated account as collateral for the short portfolio.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1996, these securities were valued at $206,500 or 0.1% of net assets.
(c)	Collateral received for securities on loan at December 31, 1996 reinvested in cash equivalents.
(d)	Security is fair valued.  See Note 2.
(e)	Investment cost as determined for Federal income tax purposes is substantially the same.



	See Notes to the Financial Statements



TIFF Bond Fund
December 31, 1996



GRAPH:


Policy Considerations: The Fund's chief aim is to help foundations weather deflationary times without being forced to liquidate their equity holdings at depressed prices. As a form of deflation "insurance", bonds emphasized by the Fund (intermediate or longer-term, high quality, non-callable) tend to perform well when inflation concerns ease, as they did in 1995, and they tend to perform poorly when investors are spooked by unexpected strength in the economy, as they were during the first eight months of 1996. The last month of 3Q 1996 and the first two months of 4Q 1996 produced a smart rally in bond prices, but a sharp sell-off in bonds in the final weeks of 1996 transformed a distinctly unattractive environment for bond investing into a more hospitable one for foundations seeking to increase their deflation "insurance." Importantly, the current environment is very unattractive for investors seeking to boost yields through the purchase of low quality bonds: quality spreads are abnormally tight in the U.S. bond market, causing the yield gap normally evident between the average bond fund and the higher quality (hence lower yielding) TIFF Bond Fund to narrow.

Performance Evaluation: The Fund has produced strong absolute returns since inception (23.1% net of fees) and, despite stricter quality standards, has outperformed its peer group of taxable bond funds, but has underperformed slightly the Lehman Aggregate Bond Index (annualized deficit of 0.3%). The reason it has lagged the latter Index is straightforward: the Fund's managers have performed solidly since the Fund's inception -all three have outperformed their respective benchmarks - but by margins insufficient to offset expenses. The Fund's expense ratio is 34% lower than the industry norm for active bond funds, and this edge coupled with two hoped-for but not assured factors - a growing asset base and continued good performance by the managers - should enable the Fund to continue gaining ground against the Index. The Fund has gained 28 bp against the Index over the last nine months (net of all costs), and continues to attract new Members as well as additional capital from existing holders.

Investment Performance (For Periods Ended December 31, 1996)

                               		Total Return (net of fees)
                        	Year Ended	   Cumulative Since  	 Annualized Since
                       Ended 12/31/96 Inception (5/31/94) Inception (5/31/94)
TIFF Bond Fund	               3.7%	            23.1%	             8.3%
Lehman Aggregate
  Bond Index	                 3.6	             23.7	              8.6
Average Int. Inv-Grade
  Debt Fund *	                3.1	             20.7	              7.6

*	Comparative mutual fund averages provided by Lipper Analytical Services.





TIFF Bond Fund / Schedule of Investments	December 31, 1996



Long-Term Investments [96.5%]
Bonds [96.1%]                                        Face
                                                    Amount            Value +

Asset-Backed Securities [6.8%]
American Trans Air 96, 7.370% due 12/26/12          $890,000       $882,815
Amresco Mortgage Loan Trust, Ser. 1996-1,
  Class A5, 7.050% due 4/25/27                       650,000        621,069
Amresco Residential Mortgage Loan, Ser.
  1996-3, Class A7, 8.075% due 4/25/26               925,000        956,051
Amresco Residential Mortgage, Ser. 1996-4,
  Class A5, 7.600% due 10/25/27                      328,000        328,426
Chase Credit Card Master Trust,
  Ser. 1996-3, Class A, 7.040% due 2/15/04           750,000        768,720
EQCC Home Equity Loan Trust, Ser. 1994-4,
  Class A4, 8.950% due 1/15/15                       200,000        216,363
Ford Credit Auto Owner Trust, Ser. 1996-A,
  Class A3, 6.500% due 11/15/99                      900,000        907,731
GMAC Grantor Trust, Series 1993-A, Class A,
  4.150% due 3/16/98                                  11,790         11,781
GMAC Grantor Trust, Series 1994-A, Class A,
  6.300% due 6/15/99                                 135,513        136,227
Merrill Lynch Mortgage Investors, Ser.
  1995-C2, Class A1, 7.452% due 6/15/21              189,916        193,077
Olympic Auto Receivable Trust, Ser. 1996-C,
  Class A4, 6.800% due 3/15/02                       700,000        710,472
Premier Auto Trust, Ser. 1996-3, Class A3,
  6.500% due 3/6/00                                  800,000        807,760
UCFC Home Equity Loan, Ser. 1996-B1,
  Class A5, 7.650% due 6/15/20                       775,000        794,980
UCFC Home Equity Loan, Ser. 1996-C1,
  Class A6, 7.825% due 1/15/28                       400,000        408,500
Union Acceptance Corp. IO Strip, Ser.
  1996-C, Class I, 2.750% due 10/8/03             20,534,628        640,103
Union Acceptance Corp. IO, Ser. 1996-D,
  Class I, 3.000% due 1/8/04                       1,840,000         72,876
Union Acceptance Corp., Ser. 1996-A,
  Class I, IO due 5/7/99                           6,827,378        202,261
Total Asset-Backed Securities
    (Cost  $8,717,179)                                            8,659,212

Corporate Obligations [24.8%]
Aetna Services, Inc., 7.125% due 8/15/06             500,000        502,830
AK Steel (144A), 9.125% due 12/15/06 (a)           1,000,000      1,011,407
California Petroleum Transport, 8.520%
  due 4/1/15                                         325,000        358,683
Celulosa Aruaco Constitution, 7.000%
  due 12/15/07 (Chile)                               645,000        620,242
Commonwealth Edison Co., 8.375% due 10/15/06         810,000        869,603
Conseco Finance Trust II, 8.700% due 11/15/26        650,000        656,125
Continental Airlines, 9.500% due 10/15/13            820,000        924,704
Corp. Andina de Formento, 7.100% due 2/1/03
  (Latin America)                                    575,000        577,480
Discover Credit MTN, 9.000% due 10/1/01              445,000        485,589
Edison Mission Energy (144A), 7.330%
  due 9/15/08 (a)                                    410,000        411,679
El Paso Natural Gas Co., 6.750% due 11/15/03         700,000        691,657
Empresa Electric del Norte (144A), 7.750%
  due 3/15/06 (Chile) (a)                            300,000        302,492
Endesa-Chile Overseas SA, 7.200% due
  4/1/06 (Chile)                                     950,000        942,289
Freeport-McMoRan C&G, 7.200% due 11/15/26            770,000        760,109
Grace & Co., (W.R.), 8.000% due 8/15/04            1,100,000      1,161,313
Hero Asia BVI Co. Ltd. (144A), 9.110% due
  10/15/01 (China) (a)                               970,000      1,010,979
IBM Corp., 7.125% due 12/1/2096                      910,000        863,858
Imexsa Export Trust 96-1 (144A), 10.125%
  due 5/31/03 (Mexico) (a)                           770,000        802,725

                                                      Face
                                                     Amount          Value +
Israel Electric (144A), 7.875% due 12/15/26
(Israel) (a)                                       $690,000       $688,769
JPM Capital Trust, 7.540% due 1/15/27               815,000        796,993
Kern River Funding Corp. (144A),
  6.720% due 9/30/01 (a)                            415,000        415,940
Lannar Central Partners, 8.120%
  due 9/15/02                                       190,000        190,515
Lehman Brothers Holdings, 8.500%
  due 5/1/07                                        585,000        627,308
Lockheed Martin, 6.850% due 5/15/01                 800,000        807,460
MacSaver Financial Services, 7.875%
   due 8/1/03                                       690,000        693,014
Mexico FRN (144A), 7.563% due 8/6/01
   (Mexico) (a)                                     400,000        400,500
Mutual Life Insurance Co. - NY (144A),
  0.000% due 8/15/24 (a)                            800,000        817,051
Nabisco Inc., 7.550% due 6/15/15                    850,000        831,564
Occidental Petroleum Corp., 9.250%
  due 8/1/19                                        500,000        581,707
Peoples Bank of Bridgeport, 7.200%
  due 12/1/06                                       645,000        630,699
Poland Non U.S. Global, 3.750%
  due 10/27/14 (Poland)                             955,000        798,953
Ras Laffan Liquid Natural Gas (144A),
  8.294% due 9/15/14 (a)                            860,000        871,487
Rodamco NV, 7.300% due 5/15/05
  (Netherlands)                                     600,000        605,969
Rollins Truck, 7.000% due 3/15/01                   600,000        606,091
Salomon, Inc., 6.750% due 2/15/03                   745,000        727,489
Southern CA Public Power Authority,
  5.000% due 7/1/22                                 745,000        680,483
Southtrust Bank Birmingham, 7.690%
  due 5/15/25                                       500,000        530,898
Tarkett International, 9.000% due 3/1/02            430,000        440,750
Taubman Realty Group, 7.500% due 6/15/02            620,000        617,195
Tektronix, Inc., 7.500% due 8/1/03                  500,000        509,357
Tenneco Corp., 10.200% due 3/15/08                  750,000        900,122
Times Mirror Co., 7.250% due 11/15/2096             730,000        707,942
Union Pacific Resources, 7.000% due 10/15/06        800,000        802,522
USF&G Capital, Inc. (144A), 8.500% due
  12/15/45 (a)                                      840,000        848,818
Usinor Sacilor, 7.250% due 8/1/06                   760,000        762,016
YPF Sociedad Anonima, 7.500% due 10/26/02
  (Argentina)                                       702,645        710,550
Total Corporate Obligations
  (Cost  $31,370,746)                                           31,555,926

Mortgage-Backed Securities [38.1%]
Federal Home Loan Mortgage Corp.
TBA, 7.500% due 1/14/97                            1,500,000     1,498,594
TBA Gold, 7.000% due 2/13/97                       3,568,130     3,488,962
Gold, 7.000% due 11/1/11                              24,829        25,843
Gold, 7.500% due 9/1/11                            2,985,002     3,030,972
Gold, 7.500% due 11/1/26                           4,573,905     4,579,169
PO, Ser. 1689, Class NA due 3/15/24                   88,762        84,423
6.500% due 4/1/26                                    450,214       430,552
7.000% due 1/1/11                                    828,603       828,708
7.500% due 4/1/24                                  1,166,353     1,170,611
7.500% due 8/1/24                                  1,438,891     1,444,144
7.500% due 12/1/24                                   395,607       397,051
8.500% due 9/1/24                                    890,406       924,856
8.500% due 3/1/25                                    549,111       570,013
Ser. 1576, Class PH, 6.000% due 1/15/08            1,900,000     1,818,300
Ser. 1577, Class PH, 6.300% due 3/15/23            1,875,000     1,805,644
Federal National Mortgage Assn.
  TBA, 7.500% due 1/14/97                          5,000,000     4,995,313
PO, Ser. 1992-153, Class B, due 9/25/97                9,663        43,816
6.080% due 9/3/03                                    200,000       193,397
6.150% due 12/14/01                                  800,000       785,208
6.500% due 1/1/24 (b)                                450,074       431,823
7.000% due 3/1/24 (b)                              1,585,818     1,555,801
                                                     Face
                                                   Amount            Value +
7.500% due 6/1/26 (b)                             $1,485,104    $1,484,480
7.500% due 7/1/26 (b)                                308,598       308,469
8.000% due 5/1/24                                    803,342       819,862
8.000% due 1/1/25                                    537,595       548,650
9.000% due 3/1/25                                  1,227,700     1,296,970
8.000% due 5/1/25                                    873,767       891,736
Government National Mortgage Assn.
  ARM, 7.125% due 4/20/24                             77,092        78,620
TBA ARM, 5.000% due 1/23/97                        1,000,000       974,688
TBA ARM, 6.000% due 1/23/97                          990,000       990,000
TBA ARM, 6.000% due 2/24/97                        5,000,000     4,996,875
5.500% due 11/20/25                                1,582,909     1,601,673
6.500% due 1/20/08                                   176,175       180,022
7.000% due 7/15/23 (b)                               519,105       510,424
7.000% due 5/15/24 (b)                             1,309,062     1,285,943
7.125% due 8/20/17                                    83,081        84,973
8.000% due 8/15/26                                   993,624     1,014,580
8.000% due 10/15/26                                  695,560       710,229
9.500% due 10/15/24 (b)                              683,671       744,516
Total Mortgage-Backed Securities
   (Cost  $48,123,175)                                          48,625,910

U.S. Gov't Agency Obligations [1.7%]
Federal National Mortgage Assn.
MTN, 5.200% due 7/10/98                              450,000       445,819
MTN, 5.720% due 3/8/01                               600,000       586,734
MTN, 5.800% due 2/22/06                              725,000       680,326
MTN, 6.290% due 10/04/00                             475,000       475,158
Total U.S. Government Agency Obligations
                  (Cost  $2,194,026)                             2,188,037

U.S. Treasury Securities [24.7%]
U.S. Treasury Note 4.750% due 10/31/98             2,770,000     2,714,600
5.000% due 1/31/99                                   155,000       152,288
5.375% due 5/31/98                                   555,000       550,838
5.500% due 11/15/98                                4,200,000     4,168,500
5.875% due 11/30/11                                2,910,000     2,867,258
6.250% due 2/15/03                                   355,000       354,667
6.500% due 10/15/06                                  910,000       915,119
6.500% due 8/15/97                                 1,835,000     1,843,028
6.625% due 6/30/01                                 4,040,000     4,104,385
6.750% due 4/30/00                                 2,395,000     2,440,650
7.500% due 10/31/99                                1,125,000     1,166,835
7.750% due 12/31/99                                1,435,000     1,500,472
8.500% due 5/15/97                                   915,000       924,150
U.S. Treasury Bond
  6.750% due 8/15/26                               1,195,000     1,203,216
7.750% due 1/31/00                                 1,825,000     1,909,976
8.000% due 11/15/21                                2,770,000     3,175,113
U.S. Treasury Strip #
  5.148% due 11/15/21                              3,850,000       705,778
5.222% due 2/15/20                                 4,070,000       834,956
Total U.S. Treasury Securities
       (Cost  $31,527,755)                                      31,531,829

Total Bonds
       (Cost  $121,932,881)                                    122,560,914

Preferred Stock [0.4%]                            Shares
Indosuez Holdings S.C.A. Preferred
  (144A) 10.375% Series (a)                          17,312        485,908
       (Cost  $476,080)

Total Long-Term Investments
       (Cost  $122,408,961)                                    123,046,822



Short-Term Investments [14.8%]
Bank Obligation [1.7%]                                                 Face
Amount            Value +
First National Bank of Boston (Time Deposit), 7.100% due 1/2/97 (c)
$2,150,000     $2,150,000
(Cost - $2,150,000)

Long Options [0.0%] +++
Contracts
U.S. Treasury Note
10 Yr. $110 Call expiring 2/22/97
5         3,359
10 Yr. $113 Call expiring 2/22/97
5           469
10 Yr. $107 Put expiring 2/22/97
5         1,797
Total Long Options (Cost  $8,828)
5,625


                                                                       Face
U.S. Treasury Securities [0.1%]  ++ #                                  Amount
U.S. Treasury Bill, 5.260% due 5/29/97
$100,000          97,926
U.S. Treasury Bill, 5.170% due 6/12/97
10,000          9,773
Total U.S. Treasury Securities                                         (Cost
$104,952)                             107,699


Repurchase Agreements [13.0%]
Investors Bank & Trust Company Repurchase Agreement, 5.910% due 1/2/97; Issued 12/31/96; Proceeds $7,564,653; (Collateralized by $7,836,238 FHLMC FRN, 6.700%
due 3/15/24 with a market value of $7,953,047)
7,562,170




7,562,170Bear Stearns Repurchase Agreement, 5.450% due 1/6/97; Proceeds $7,014,836; Issued 12/31/96 (Collateralized by $7,213,005 FNCL 7.500% due
6/1/26 with a market value of $7,254,024)   7,000,000  7,000,000

Morgan Stanley Repurchase Agreement, 6.000% due 1/2/97; Proceeds $2,000,667; Issued 12/31/96 (Collateralized by $2,055,000 US Treasury Note, 5.125% due 3/31/98 with a market value of $2,069,771 2,000,000




2,000,000
Total Repurchase Agreements
	(Cost  $16,562,170)
16,562,170

Total Short-Term Investments
	(Cost  $18,825,950)
18,825,494

Total Investments [111.3%] (d)
	(Cost  $141,234,911)
141,872,316

Other assets and liabilities, net [(11.3%)]  (14,381,216)

Net Assets - 100.0%  $127,491,100


+ 	See Note 2 to the Financial Statements
++	Assets currently held in a segregated account as collateral for financial
futures contracts.
+++	Rounds to less than 0.0%.
# 	Interest rate represents the yield to maturity at the time of purchase.


(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified investors. At December 31, 1996, these securities were valued at $8,067,755 or 6.3% of net assets.
(b)	Assets currently held (or a portion) in a segregated account as collateral
for TBAs.

(c)	Collateral received for securities on loan at December 31, 1996 reinvested
in cash equivalents.
(d)	Investment cost as determined for Federal income tax purposes is substantially the same.

ARM	Adjustable Rate Mortgage
FRN	Floating Rate Note - Rate shown is the coupon rate at December 31, 1996.
IO	Interest-Only Obligation
MTN	Medium Term Note
PO	Principal-Only Obligation
TBA	To-Be-Announced Security - Security is subject to delayed delivery.

See Notes to the Financial Statements



TIFF Short-Term Fund                                       December 31, 1996


GRAPHS:


Policy Considerations: As experienced foundation fiduciaries, the cooperative's directors recognize that many foundations seek to control downward fluctuations in the monetary value of assets earmarked for spending within twelve months by investing them exclusively in cash equivalents, either directly or via money market funds. However, TIFF studies of the risk and return characteristics of alternate short-term investment strategies suggest that a short-term income fund whose average maturity ranges between the one to three months typical of regulated money market funds and the six months inherent in the TIFF Short-Term Fund's performance benchmark arguably comports better with foundations' short-term investment goals than money market funds per se. Although the market value of six-month Treasury Bills can decline when short-term interest rates are rising sharply, there is a high probability that such instruments will produce positive total returns in any given month. To ensure that the Fund's managers do not take undue risks in their efforts to outperform their 6-month Treasury Bill benchmark, TIP imposes on them a number of restrictions (codified in the Prospectus), including maturity limits which ensure that the average duration of the Fund's holdings does not exceed 6 months. Also, while the Fund may own debt securities of all grades, not more than 5% of its total assets may be invested in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's).

Performance Evaluation: The Fund is performing as planned in the following sense: its aim (admittedly modest) is to outperform its 6-month Treasury Bill benchmark net of all costs. In its first 31 months of operations, the Fund has outperformed this benchmark by 0.2% net of expenses (+15.5% vs. 15.3%). This margin would have been larger if the Fund itself were larger: increased assets would permit fixed costs to be spread over a larger asset base. TIP's directors remain hopeful that an increasing number of TIP Members will look to the Fund as a cost-efficient alternative to other cash management vehicles or instruments they may be using. Prospective investors should note that the Fund has outperformed the average money market fund tracked by Lipper by 80 basis points (annualized) since the Fund's inception. Until the Fund's assets grow, the vendors it employs have agreed to waive fees as needed to keep the Fund's expense ratio within the bounds specified in the Prospectus.

Investment Performance (For Periods Ended December 31, 1996)

		Total Return (net of fees)
	Year Ended	Cumulative Since	Annualized Since
	Ended 12/31/96	Inception (5/31/94)	Inception
(5/31/94)
TIFF Short-Term Fund	    5.3%	    15.5%	    5.7%
Merrill Lynch 182-Day T-Bill	5.3	15.3	5.6
Average Money Market Fund *	4.8	13.1	4.9

Comparative averages provided by Lipper Analytical Services


TIFF Short-Term Fund / Schedule of Investments	December 31, 1996



Asset-Backed Securities [26.0%]                                          Face
Amount    Value +
American Express Master Trust      Ser. 1-A, 6.050% due 6/15/98
$2,000,000    $2,005,200
Case Equipment Loan Trust, Ser. 1993-B,     Class A, 4.300% due 5/15/99
863,586       850,770
Chase Manhattan Grantor Trust,      Ser. 1993-A, Class A, 4.200% due 4/15
693,937       691,118
Discover Card Trust, Ser. 1991-F,      Class A, 7.850% due 11/21/00
2,000,000     2,053,780
Ford Credit Auto Loan Master Trust,      Ser. 1992-1, Class A, 6.875% due
2,225,000     2,225,697
MBNA Master Card Trust, Ser. 1991-1,      Class A, 7.750% due 10/15/98
1,000,000     1,000,940
MBNA Master Credit Card Trust, Ser. 1992-1,     Class A, 7.250% due 6/15/
1,000,000     1,005,630
Navistar Financial, Ser. 1994-C,      Class A1, 7.650% due 12/22/97
242,647       243,178
Norwest Auto Trust, Ser. 1996-A,      Class A1, 5.465% due 12/5/97
1,708,176     1,709,798
Premier Auto Trust, Ser. 1995-1,      Class A5, 7.900% due 5/4/99
2,000,000     2,039,320
Private Label Cr. Card Master Trust II,      Ser. 1994-1, Class A, 7.150%
666,667       668,813
Signet Cr. Card Trust, Ser. 1994-4,      Class A, 6.800% due 12/15/00
2,000,000     2,015,600
Total Asset-Backed Securities(Cost - $16,563,723)
16,509,844

Bank Obligations [28.9%]
ABN Amro Bank Yankee CD, 6.120%      due 7/14/97
2,000,000     2,005,455
Bank of Boston (Nassau) Time Deposit,     5.250% due 5.250%
3,313,000     3,313,000
Bankers Trust Company CD, 5.420%      due 5/23/97
2,000,000     2,000,000
Commerzbank AG Yankee CD, 5.590%      due 2/26/97
2,000,000     1,999,983
Mellon Bank CD, 5.750% due 1/28/97
2,000,000     2,000,000
Rabo Bank Yankee CD, 5.400% due 5/20/97
1,000,000       999,882
Republic National Bank New York      Time Deposit, 6.875% due 1/2/97
2,000,000     2,000,000
Royal Bank of Canada Yankee CD,      5.400% due 1/15/97
2,000,000     2,000,253
Toronto Dominion Euro CD, 5.700%      due 1/23/97
2,000,000     2,000,000
Total Bank Obligations (Cost - $18,318,573)
18,318,573

Commercial Paper [12.3%] #
Caisse D'amort Dette Sociale CP, 5.763%      due 1/15/97
2,000,000     1,943,378
Canadian Government CP, 5.383% due 5/7/97
2,000,000     1,952,413
General Electric Capital Corp. CP, 5.741%      due 3/10/97
2,000,000     1,943,890
Kingdom of Sweden CP, 5.516% due 2/3/97
2,000,000     1,946,897
Total Commercial Paper (Cost - $7,786,578)
7,786,578

Corporate Obligation [11.5%]
Federal National Mortgage Assn. DN,      6.502% due 1/2/97
7,000,000     6,997,472
General Electric Capital Corp. FRN,      5.420% due 5/12/97
280,000       279,764
Total Corporate Obligation (Cost - $7,277,472)
7,277,236





U.S. Treasury Obligations [62.9%] #
FaceAmount     Value +
U.S. Treasury Bill, 5.230% due 2/6/97 ++
$500,000      $497,555
U.S. Treasury Bill, 5.219% due 7/3/97
40,500,000    39,455,748
Total U.S. Treasury Obligations(Cost  $39,956,294)
39,953,303

Investment Company [19.5%]                                       Shares
FFTW U.S. Short-Term Fund                                        1,256,88
12,380,304
Total Investment Company(Cost  $12,367,796)

Total Investments [161.1%] (a)(Cost  $102,270,436)
102,225,838
Other assets, net of liabilities [(61.1%)]
-38,755,588
Other assets and liabilities, net [(61.1%)]
-38,755,588

Net Assets - 100.0%
$63,470,250

+                                                                See Note 2 to
the Financial Statements
++                                                               Portion of
assets currently held in a segregated account as collateralfor financial futures contracts.
#                                                                Interest rate
represents yield to maturity at the time of purchase.

CD                                                               Certificate
of Deposit
CP                                                               Commercial
Paper
DN                                                               Discount Note
FRN                                                              Floating Rate
Note.  Rate shown is the coupon rate at December 31, 1996

(a)                                                              Investment
cost as determined for Federal income tax purposes is substantially the same.



                                                                 See Notes to
the Financial Statements












TIFF Multi-Asset Fund / Statement of Assets and Liabilities
December 31, 1996

Assets
Investments in securities, at value (Cost - $201,997,082)        $218,024,096
Cash                                                                2,997,275
Foreign currency (Cost - $270,430)                                    451,847
Receivable for securities sold                                      1,374,637
Receivable for fund shares sold                                     2,749,055
Interest receivable                                                   239,009
Dividends receivable                                                  109,845
Variation margin receivable                                            14,331
Receivable for forward currency contracts                          23,685,341
Deposit with broker for short sales                                 1,533,367
Deferred organizational costs                                           6,299
Other assets                                                           37,889
Total assets                                                      251,222,991

Liabilities
Payable for securities purchased                                    1,531,319
Payable for fund shares repurchased                                 4,166,273
Payable for forward currency contracts                             23,782,108
Payable for collateral on securities on loan                        1,035,661
Market value of securities sold short (Proceeds - $1,588,650)       1,667,177
Dividends payable from net investment income                          628,350
Distributions payable from capital gains                               69,747
Accrued custody fees                                                   63,212
Accrued expenses and other liabilities                                 34,943
Total liabilities                                                  32,978,790


Net Assets                                                       $218,244,201

Shares Outstanding (par value $.001)                               18,072,631

Net asset value, maximum offering price and
redemption price per share                                             $12.08

Components of Net Assets as of December 31,
1996 were as follows:

Capital stock at par value ($.001)                                    $18,073
Capital stock in excess of par value                              204,192,425
Overdistribution of net investment income                          -2,103,517
Accumulated net realized gain on investments,
short sales, financial futures and written options
contracts and foreign-currency related transactions                   359,043
Net unrealized appreciation on investments,
short sales, financial futures contracts and
foreign-currency transactions                                      15,778,177

                                                                 $218,244,201

See Notes to Financial Statements




TIFF International Equity Fund / Statement of Assets and Liabilities December 31, 1996

Assets
Investments in securities, at value (Cost - $200,412,508)        $229,644,462
Cash                                                                   61,937
Foreign currency (Cost - $851,636)                                    845,704
Receivable for securities sold                                        399,999
Interest receivable                                                    45,576
Dividends receivable                                                  346,271
Receivable for forward currency contracts                          12,153,416
Deferred organizational costs                                          11,163
Other assets                                                          167,916
Total assets                                                      243,676,444

Liabilities
Payable for securities purchased                                      247,125
Payable for fund shares repurchased                                   406,020
Payable for forward currency contracts                             11,633,123
Payable for collateral on securities on loan                       11,797,825
Distributions payable from capital gains                               16,186
Variation margin payable                                               22,563
Accrued custody fees                                                   39,175
Accrued expenses and other liabilities                                 56,320
Total liabilities                                                  24,218,337


Net Assets                                                       $219,458,107

Shares Outstanding (par value $.001)                               18,001,517

Net asset value, maximum offering price
and redemption price per share                                         $12.19

Components of Net Assets as of December 31,
1996 were as follows:

Capital stock at par value ($.001)                                    $18,002
Capital stock in excess of par value                              188,835,873
Overdistribution of net investment income                             -76,141
Accumulated net realized gain on investments,
financial futures contracts and foreign-currency
related transactions                                                1,862,973
Net unrealized appreciation on investments,
financial futures contracts and foreign
currency related transactions                                      28,817,400
                                                                 $219,458,107


See Notes to Financial Statements





TIFF Emerging Markets Fund / Statement of Assets and Liabilities
December 31, 1996

Assets
Investments in securities, at value (Cost - $94,328,570)          $91,101,454
Cash                                                                   49,541
Foreign currency (Cost - $497,721)                                    430,352
Receivable for securities sold                                      5,274,599
Receivable for fund shares sold                                       888,251
Interest receivable                                                    29,630
Dividends receivable                                                  182,867
Receivable for forward currency contracts                           3,479,288
Deferred organizational costs                                           4,091
Other assets                                                           10,752
Total assets                                                      101,450,825

Liabilities
Payable for securities purchased                                      348,706
Payable for fund shares repurchased                                 3,206,265
Payable for forward currency contracts                              3,481,844
Payable for collateral on securities on loan                        4,424,396
Dividends payable from net investment income                          178,570
Accrued custody fees                                                   32,249
Accrued expenses and other liabilities                                 42,994
Total liabilities                                                  11,715,024


Net Assets                                                        $89,735,801

Shares Outstanding (par value $.001)                               10,394,654

Net asset value, maximum offering price
and redemption price per share                                          $8.63

Components of Net Assets as of December 31,
1996 were as follows:

Capital stock at par value ($.001)                                    $10,395
Capital stock in excess of par value                              101,373,782
Overdistribution of net investment income                            -735,421
Accumulated net realized (loss) on investments,
and foreign-currency related transactions                          -7,597,820
Net unrealized (depreciation) on investments
and foreign currency related transactions                          -3,315,135
                                                                  $89,735,801


See Notes to Financial Statements



TIFF U.S. Equity Fund / Statement of Assets and Liabilities
December 31, 1996


Assets
Investments in securities, at value (Cost - $158,896,746)        $181,358,055
Cash                                                                2,637,936
Receivable for securities sold                                        339,544
Interest receivable                                                     9,776
Dividends receivable                                                  209,778
Deposit with broker for short sales                                 1,382,604
Deferred organization costs                                             8,052
Other assets                                                           12,337
Total assets                                                      185,958,082

Liabilities
Payable for securities purchased                                    2,404,808
Payable for collateral on securities on loan                        4,213,800
Market value of securities sold short (Proceeds - $2,547,356)       1,556,944
Dividends payable from net investment income                          433,956
Distributions payable from capital gains                               85,654
Variation margin payable                                              425,133
Accrued custody fees                                                   13,500
Accrued expenses and other liabilities                                 27,774
Total liabilities                                                   9,161,569


Net Assets                                                       $176,796,513

Shares Outstanding (par value $.001)                               12,870,555

Net asset value, maximum offering price
and redemption price per share                                         $13.74

Components of Net Assets as of December 31,
1996 were as follows:

Capital stock at par value ($.001)                                    $12,871
Capital stock in excess of par value                              149,452,732
Overdistribution of net investment income                          -1,123,603
Accumulated net realized gain on investments,
financial futures contracts and short sales                         4,887,403
Net unrealized appreciation on investments,
financial futures contracts and short sales                        23,567,110
                                                                 $176,796,513

See Notes to Financial Statements



TIFF Bond Fund / Statement of Assets and Liabilities
December 31, 1996

Assets
Investments in securities, at value (Cost - $141,234,911)        $141,872,316
Cash                                                                   58,961
Receivable for securities sold                                      7,211,558
Receivable for fund shares sold                                        60,000
Interest receivable                                                 1,176,608
Dividends receivable                                                   11,225
Variation margin receivable                                            12,737
Deferred organizational costs                                           6,706
Other assets                                                            5,151
Total assets                                                      150,415,262

Liabilities
Payable for securities purchased                                   20,311,945
Payable for collateral on securities on loan                        2,150,000
Dividends payable from net investment income                          400,155
Accrued custody fees                                                   17,236
Accrued expenses and other liabilities                                 44,826
Total liabilities                                                  22,924,162


Net Assets                                                       $127,491,100

Shares Outstanding (par value $.001)                               12,677,652

Net asset value, maximum offering price
and redemption price per share                                         $10.06

Components of Net Assets as of December 31,
1996 were as follows:

Capital stock at par value ($.001)                                    $12,678
Capital stock in excess of par value                              127,198,147
Undistributed net investment income                                    38,756
Accumulated net realized (loss) on investments
and on financial futures contract                                    -412,220
Net unrealized appreciation on investments
and on financial futures contracts                                    653,739
                                                                 $127,491,100



See Notes to Financial Statements



TIFF Short-Term Fund / Statement of Assets and Liabilities
December 31, 1996

Assets
Investments in securities, at value (Cost - $102,270,436)        $102,225,838
Cash                                                                    2,341
Receivable for securities sold                                      6,332,737
Receivable for fund shares sold                                        71,021
Interest receivable                                                   611,911
Dividends receivable                                                   55,141
Variation margin receivable                                             2,098
Deferred organizational costs                                           7,874
Other assets                                                           30,069
Total assets                                                      109,339,030

Liabilities
Payable for securities purchased                                   45,791,748
Dividends payable from net investment income                           61,742
Accrued expenses and other liabilities                                 15,290
Total liabilities                                                  45,868,780


Net Assets                                                        $63,470,250

Shares Outstanding (par value $.001)                                6,354,660

Net asset value, maximum offering price and
redemption price per share                                              $9.99

Components of Net Assets as of December 31,
1996 were as follows:

Capital stock at par value ($.001)                                     $6,355
Capital stock in excess of par value                               63,690,462
Overdistribution of net investment income                             -36,365
Accumulated net realized (loss) on investments
and on financial futures and written options contracts               -150,784
Net unrealized depreciation on investments and
on financial futures contracts                                        -39,418
                                                                  $63,470,250

See Notes to Financial Statements

Statement of Operations
Year Ended December 31, 1996

                                    TIFF Multi-    TIFF Int'l   TIFF Emerging
                                    Asset Fund     Equity Fund  Markets Fund
Investment income
Interest                            $1,567,975       $934,254        $321,595
Dividends (net of withholding
taxes of $72,972 for Multi-Asset,
$370,228 for Int'l Equity Fund, and
$128,556 For Emerging Markets)       2,335,008      2,994,809       1,088,913

Total investment income              3,902,983      3,929,063       1,410,508

Operating expenses
Investment advisory fees               258,763        291,635         125,930
Money Manager fees                     591,511      1,177,469         686,582
Custodian fees                         286,194        447,773         428,830
Administration fees                     73,692        108,505          47,704
Shareholder recordkeeping fees          16,819         20,362          10,620
Audit fees                              21,028         27,160          24,110
Legal fees                               2,796          4,065           1,758
Insurance expense                        7,682         13,439           6,073
Amortization of organizational costs     3,075          4,680           2,012
Registration filing fees                43,269         47,877          26,044
Taxes                                   22,768              -               -
Miscellaneous fees and expenses          5,696          8,620           2,312

Total operating expenses             1,333,293      2,151,585       1,361,975

Investment income, net               2,569,690      1,777,478          48,533

Net realized and unrealized gain (loss) on
investments, financial futures and written options
contracts, short sales and foreign currency-related
transactions
Net realized gain on investments     5,034,957      7,353,081         484,257
Net realized (loss) on short sales    -405,984              -               -
Net realized (loss) on financial
futures and written option contracts  -149,042     -1,146,488               -
Net realized gain (loss) from foreign
currency-related transations           -83,350        697,022        -199,975
Net unrealized appreciation
(depreciation) on invest            11,344,129     19,590,065        -560,742
Net unrealized (depreciation) on
short sales                           -164,405              -               -
Net unrealized (depreciation) on
financial futures contracts           -367,804       -912,909               -
Net unrealized appreciation
(depreciation) on translation of assets
and liabilities in foreign currencies  111,415        418,668         -78,530

Net realized and unrealized gain (loss) on
investments, financial futures and written
options contracts, short sales and foreign
currency-related transactions       15,319,916     25,999,439        -354,990

Net increase (decrease) in net assets
resulting from                     $17,889,606    $27,776,917       -$306,457


See Notes to Financial Statements



Statement of Operations (continued)
Year Ended December 31, 1996

                                      TIFF U.S.        TIFF           TIFF
                                     Equity Fund    Bond Fund      Short-Term
Investment income
Interest                              $820,603     $7,562,050      $4,287,668
Dividends (net of withholding
taxes of $4,570 for U.S. Equity)     2,328,286        132,330         434,850

Total investment income              3,148,889      7,694,380       4,722,518

Operating expenses
Investment advisory fees               211,929        106,495          24,814
Money Manager fees                     593,613        134,708         165,404
Custodian fees                         167,453        238,895          75,592
Administration fees                     80,400         60,665          42,995
Shareholder recordkeeping fees          21,098         16,147          13,652
Audit fees                              21,590         24,760          21,836
Legal fees                               2,980          2,063           1,023
Insurance expense                        9,633          7,150           5,220
Amortization of organizational
costs                                    3,397          2,568           2,025
Registration filing fees                33,406         19,590          49,151
Miscellaneous fees and expenses          6,385          4,858           3,687

Total operating expenses             1,151,884        617,899         405,399

Waiver of Investment advisory
and a portion of Money Manager
fees                                         -              -        -104,626

Net expenses                         1,151,884        617,899         300,773

Investment income, net               1,997,005      7,076,481       4,421,745

Net realized and unrealized gain
(loss) on investments, financial
futures and written options contracts,
short sales and foreign currency-
related transactions

Net realized gain (loss) on
investments                         15,161,401       -537,879        -172,882
Net realized (loss) on short sales    -179,920              -               -
Net realized gain on financial
futures and written options          1,196,391        201,978          30,503
Net realized gain (loss) from
foreign currency-related transactions     -147        134,506               -
Net unrealized appreciation
(depreciation) on investments        9,083,353     -2,658,215         -24,754
Net unrealized appreciation on
short sales                            641,909              -               -
Net unrealized appreciation
(depreciation) on financial futures
contracts                              -54,650        115,762           2,567
Net unrealized appreciation on
translation of assets and liabilities
in foreign currencies                     -111         26,966               -

Net realized and unrealized gain
(loss) on investments, financial
futures and written options contracts,
short sales and foreign currency-
related transactions                25,848,226     -2,716,882        -164,566

Net increase in net assets resulting
from operations                    $27,845,231     $4,359,599      $4,257,179


See Notes to Financial Statements




Statement of Changes in Net Assets

                     TIFF Multi-     TIFF Multi-     TIFF Int'l.   TIFF Int'l.
                      Asset Fund     Asset Fund      Equity Fund   Equity Fund
                     Fiscal Year   for the Period    Fiscal Year   Fiscal Year
                        Ended       from 3/31/95*       Ended         Ended
                      12/31/96       to 12/31/95      12/31/96       12/31/95
Increase in net
assets from operations:
Investment income,
net                   $2,569,690       $1,985,927     $1,777,478    $1,825,563

Net realized gain from
investments, financial
futures and written
options contracts, short
sales and foreign
currency-related
transactions           4,396,581        1,572,945      6,903,615       503,521

Net unrealized
appreciation on
investments, financial
futures contracts,
short sales and on
translation of
assets and
liabilities in
foreign currencies    10,923,335        4,854,842     19,095,824    10,329,048

Net increase in net
assets resulting
from operations       17,889,606        8,413,714     27,776,917    12,658,132

Distributions from:
Investment income,
net                   -2,730,948       -1,824,669     -1,558,276    -1,823,997

Amounts in excess of
investment income,
net                   -1,993,303                -              -             -

Net realized gain on
investments, financial
futures and written
options contracts,
short sales and foreign
currency-related
transactions          -5,472,828         -267,895     -4,556,393             -

Total distributions  -10,197,079       -2,092,564     -6,114,669    -1,823,997

Capital share
transactions,
net:                 117,921,971       86,308,543     42,374,081    55,278,876

Total increase in
net assets           125,614,498       92,629,693     64,036,329    66,113,011

Net assets

Beginning of
period                92,629,703               10    155,421,778    89,308,767

End of period       $218,244,201      $92,629,703   $219,458,107  $155,421,778

(Over)/undistributed
net investment
income              ($2,103,517)         $161,258      ($76,141)      $133,197



See Notes to Financial Statements

  Commencement of Operations

Statement of Changes in Net Assets (continued)

                   TIFF Emerging    TIFF Emerging      TIFF U.S.     TIFF U.S.
                    Markets Fund     Markets Fund     Equity Fund  Equity Fund
                     Fiscal Year      Fiscal Year     Fiscal Year  Fiscal Year
                       Ended            Ended           Ended          Ended
                      12/31/96        12/31/95        12/31/96        12/31/95
Increase (decrease)
in net assets from
operations:
Investment income
(loss), net              $48,533        ($80,644)     $1,997,005    $1,390,715

Net realized gain
(loss) from investments,
financial futures contracts,
short sales and foreign
currency-related
transactions             284,282       -7,822,954     16,177,725    10,560,653

Net unrealized appreciation
(depreciation) on investments,
financial futures contracts,
short sales and on
translation of assets and
liabilities in foreign
currencies              -639,272        3,241,963      9,670,501    12,901,867

Net increase (decrease)
in net assets resulting
from operations         -306,457       -4,661,635     27,845,231    24,853,235

Distributions from:
Investment income, net   -48,533                -     -1,833,750    -1,568,391

Amounts in excess of
investment income, net  -405,752          -30,221     -1,124,568             -

Net realized gain on
investments, financial
futures contracts, short
sales and foreign currency-
related transactions           -                -    -12,595,655    -8,397,640

Distributions required for
excise tax purposes in excess
of net realized gain on investments,
financial futures contracts,
short sales and foreign currency-
related transactions           -           -3,005 -
-

Total distributions                              -454,285         -33,226    -
15,553,973      -9,966,031

Capital share transactions, net:               31,010,927      14,148,260
54,604,505      36,840,480

Total increase in net assets                   30,250,185       9,453,399
66,895,763      51,727,684

Net assets

Beginning of period                            59,485,616      50,032,217
109,900,750      58,173,066

End of period                                $89,735,801     $59,485,616
$176,796,513    $109,900,750

Overdistributed net investment income          ($735,421)$
($1,123,603)      ($163,255)


See Notes to the Financial Statements

Statement of Changes in Net Assets (continued)

TIFF Bond       TIFF Bond       TIFF Short-     TIFF Short-
                                         Fund            Fund            Term
Fund       Term Fund
                                         Fiscal Year     Fiscal Year
Fiscal Year     Fiscal Year
                            Ended           Ended          Ended      Ended
                                12/31/96        12/31/95
12/31/96       12/31/95

Increase (decrease) in net assets from operations
Investment income, net                        $7,076,481      $4,865,499
$4,421,745     $4,834,479

Net realized gain (loss) from investments, financial
futures and written options contracts
and foreign currency-related transactions        -201,395       3,522,563
-142,379        404,088

Net unrealized appreciation (depreciation) on
investments, financial futures contracts,
and on translation of assets and liabilities
in foreign currencies                          -2,515,487       4,184,859
-22,187         -7,262

Net increase (decrease) in net assets resulting
from operations                                 4,359,599      12,572,921
4,257,179      5,231,305

Distributions from:
Investment income, net                         -7,076,481      -4,956,518
-4,397,643     -4,863,987

Amounts in excess of investment income, net        -46,711         -39,178
-39,033        -15,940

Net realized gain on investments, financial
futures and written options contracts and
foreign currency-related transactions    -                     -3,085,563-
-398,719

Distributions required for excise tax purposes in
excess of net realized gain on investments,
financial futures and written options contracts
and foreign currency-related transactions-         -          -
-2,363

Total distributions                            -7,123,192      -8,081,259
-4,436,676     -5,281,009

Capital share transactions, net                39,183,037       6,908,741
-32,930,172     62,346,199

Total increase (decrease) in net assets        36,419,444      11,400,403
-33,109,669     62,296,495

Net assets

Beginning of period                            91,071,656      79,671,253
96,579,919     34,283,424

End of period                               $127,491,100     $91,071,656
$63,470,250    $96,579,919

(Over)/undistributed net investment income       $38,756 $
($36,365)      ($24,102)


See Notes to the Financial Statements



TIFF Multi-Asset Fund / Financial Highlights

Fiscal Year           Period
For a share outstanding                              Ended
from 3/31/95*
throughout each period                                   12/31/96          to
12/31/95

Net asset value, beginning of period                      $11.13
$10.00

Income from investment operations
Investment income, net                                       0.17
0.26

Net realized and unrealized gain on investments,
financial futures and written options contracts, short
sales and foreign currency-related transactions              1.45
1.14
Total from investment operations                             1.62
1.4

Less distributions from:
Investment income, net                                      -0.18
-0.24

Amounts in excess of investment income, net                 -0.13          -

Net realized gain on investments, financial futures
and written options contracts, short sales and
foreign currency-related transactions                       -0.36
-0.03

Total distributions                                         -0.67
-0.27

Net asset value, end of period                            $12.08
$11.13

Total return                                               14.72%
13.87%(b)

Ratios/supplemental data
Net assets, end of period                            $218,244,201
$92,629,703

Ratio of expenses to average net assets                     1.03%
0.80%(a)

Ratio of net investment income to average net
assets                                                      1.99%
4.00%(a)

Portfolio turnover                                        100.66%
97.35%(b)

Average commission rate per share (c)                      $0.01           n/a


(a)   Annualized
(b)   Not annualized
(c) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996.
n/a  Not applicable
*     Commencement of Operations
See Notes to the Financial Statements


TIFF International Equity Fund / Financial Highlights

Fiscal Year   Fiscal Year   Period
For a share outstanding                   Ended         Ended         from
5/31/94 *
throughout each period                          12/31/96      12/31/95to
12/31/94

Net asset value, beginning of period             $10.82         $9.98
$10.00

Income from investment operations
Investment income, net +                             0.1          0.15
0.05

Net realized and unrealized gain on investments,
financial futures and foreign currency-related
transactions                                        1.62          0.83
0.06
Total from investment operations                    1.72          0.98
0.11

Less distributions from:
Investment income, net                             -0.09         -0.14
-0.04

Amounts in excess of investment income, ne-             -
-0.01

Net realized gain on investments, financial
futures contracts and foreign currency-related
transactions                                       -0.26-             -

Amounts in excess of net gain on investments,
financial futures contracts and foreign
currency-related transactions             -             -
-0.08

Total distributions                                -0.35         -0.14
-0.13

Net asset value, end of period                   $12.19        $10.82
$9.98

Total return                                      15.94%         9.85%
0.98%(b)(c)

Ratios/supplemental data
Net assets, end of period                  $219,458,107  $155,421,778
$89,308,767

Ratio of expenses to average net assets            1.11%         1.05%
1.08%(a)

Ratio of expenses to average net assets before
expense waivers                                    1.11%         1.05%
1.27%(a)

Ratio of net investment income to average net
assets                                             0.91%         1.48%
0.95%(a)

Portfolio turnover                                32.40%        32.91%
14.71%(b)

+ Net of waivers which amounted to:       n/a           n/a
$0.01

Average commission rate per share (d)             $0.01 n/a           n/a


(a)   Annualized
(b)   Not annualized
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996.
*     Commencement of Operations
See Notes to the Financial Statements


TIFF Emerging Markets Fund / Financial Highlights

Fiscal Year           Fiscal Year     Period
For a share outstanding                          Ended                 Ended
from 5/31/94 *
throughout each period                                    12/31/96
12/31/95    to 12/31/94

Net asset value, beginning of period                        $8.45
$9.24           $10.00

Income from investment operations
Investment income, net +                                      0.01     -
0.01

Net realized and unrealized gain (loss) on
investments, and foreign-currency
related transactions                                          0.21
-0.79            -0.71
Total from investment operations                              0.22
-0.79             -0.7

Less distributions from:
Investment income, net                                       -0.04
0#           -0.01

Amounts in excess of investment income, net                      0#
0#   -

Net realized gain on investments, and foreign
currency-related transactions                                    0#    -
-

Amounts in excess of net gain on investments,
and foreign currency-related transactions        -
0#
Total distributions                                          -0.04
0#           -0.06

Net asset value, end of period                              $8.63
$8.45            $9.24

Total return                                                 2.51%           -
8.39%           -6.97%(b)(c)

Ratios/supplemental data
Net assets, end of period                             $89,735,801
$59,485,616      $50,032,217

Ratio of expenses to average net assets                      1.62%
2.35%            1.83%(a)

Ratio of expenses to average net assets before
expense waivers                                              1.62%
2.35%            2.25%(a)

Ratio of net investment income to average net
assets                                                       0.06%           -
0.15%            0.40%                                (a)

Portfolio turnover                                          79.96%
104.30%           26.37%(b)

Net of waivers which amounted to:                n/a                   n/a
$0.01

Average commission rate per share (d)                       $0.01      n/a
n/a




(a)  Annualized
(b)  Not annualized
(c) Total return would have been lower had certain expenses not been waived or reimbursed
(d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996.
n/a  Not applicable
#     Rounds to less than $0.01
*     Commencement of Operations
See Notes to the Financial Statements


TIFF U.S. Equity Fund / Financial Highlights

Fiscal Year      Fiscal Year        Period
For a share outstanding                         Ended            Ended
from 5/31/94 *
throughout each period                              12/31/96          12/31/95
to 12/31/94

Net asset value, beginning of period                 $12.36            $10.02
$10.00

Income from investment operations
Investment income, net +                                 0.2               0.2
0.15

Net realized and unrealized gain on investments,
financial futures contracts, short sales
and foreign currency-related transactions               2.52              3.37
0.19
Total from investment operations                        2.72              3.57
0.34

Less distributions from:
Investment income, net                                 -0.17             -0.22
-0.15

Amounts in excess of investment income, net             -0.1     -
0#

Net realized gain on investments, financial futures
contracts, short sales and foreign currency-related
transactions                                           -1.07             -1.01
-0.01

Amounts in excess of net gain on investments,
financial futures contracts, short sales
and foreign currency-related transactions       -                -
-0.16
Total distributions                                    -1.34             -1.23
-0.32

Net asset value, end of period                       $13.74            $12.36
$10.02

Total return                                          21.91%            36.02%
3.49%(b)(c)

Ratios/supplemental data
Net assets, end of period                       $176,796,513     $109,900,750
$58,173,066

Ratio of expenses to average net assets                0.82%             0.93%
0.85%(a)

Ratio of expenses to average net assets before
expense waivers                                        0.82%             0.93%
1.06%(a)

Ratio of net investment income to average net
assets                                                 1.41%             1.67%
2.52%(a)

Portfolio turnover                                   105.18%           109.89%
44.59%(b)

Net of waivers which amounted to:               n/a              n/a
$0.01

Average commission rate per share (d)          $0.02      n/a
n/a



(a)  Annualized
(b)  Not annualized
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions were charged. This disclosure is required by the SEC beginning in 1996.
n/a  Not applicable
#     Rounds to less than $0.01
Commencement of Operations
See Notes to the Financial Statements


TIFF Bond Fund / Financial Highlights

Fiscal Year        Fiscal Year      Period
For a share outstanding                      Ended              Ended
from 5/31/94 *
throughout each period                             12/31/96          12/31/95
to 12/31/94

Net asset value, beginning of period                $10.33             $9.68
$10.00

Income from investment operations
Investment income, net +                               0.67              0.67
0.36

Net realized and unrealized gain (loss) on
investments, financial futures contracts and
foreign currency-related transactions                 -0.27              1.01
-0.32
Total from investment operations                        0.4              1.68
0.04

Less distributions from:
Investment income, net                                -0.67             -0.66
-0.36

Amounts in excess of investment income, net               0#            -0.01
0#

Net realized gain on investments, financial
futures contracts and foreign currency-related
transactions                                 -                          -0.36
-

Amounts in excess of net gain on investments,
financial futures contracts and foreign
currency-related transactions                -                  -
-
Total distributions                                   -0.67             -1.03
-0.36

Net asset value, end of period                      $10.06            $10.33
$9.68

Total return                                          3.75%            18.07%
0.46%(b)(c)

Ratios/supplemental data
Net assets, end of period                     $127,491,100       $91,071,656
$79,671,253

Ratio of expenses to average net assets               0.58%             0.96%
0.62%(a)

Ratio of expenses to average net assets before
expense waivers                                       0.58%             0.96%
0.94%(a)

Ratio of net investment income to average net
assets                                                6.64%             6.34%
6.37%(a)

Portfolio turnover                                  332.21%           406.24%
162.06%(b)

Net of waivers which amounted to:            n/a                n/a
$0.02



(a)  Annualized
(b)  Not annualized
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
n/a  Not applicable
#     Rounds to less than $0.01
Commencement of Operations
See Notes to the Financial Statements


TIFF Short-Term Fund / Financial Highlights

Fiscal year     Fiscal Year              Period
For a share outstanding                               Ended           Ended
from 5/31/94 *
throughout each period                                    12/31/96
12/31/95        to 12/31/94

Net asset value, beginning of period                       $10.01
$10.00              $10.00

Income from investment operations
Investment income, net +                                      0.54
0.58                0.28

Net realized and unrealized gain (loss) on investments,
and financial futures and written options contracts          -0.02
0.05                0.02
Total from investment operations                              0.52
0.63                 0.3

Less distributions from:
Investment income, net                                       -0.54
-0.58               -0.28

Amounts in excess of investment income, net                      0#
0#                  0#

Net realized gain on investments, and financial
futures and written options contracts                 -
-0.04               -0.01

Amounts in excess of net gain on investments,
and financial futures and written options contracts   -
0#              -0.01
Total distributions                                          -0.54
-0.62                -0.3

Net asset value, end of period                              $9.99
$10.01              $10.00

Total return (c)                                             5.28%
6.43%               3.10%(b)

Ratios/supplemental data
Net assets, end of period                             $63,470,250
$96,579,919         $34,283,424

Ratio of expenses to average net assets                      0.36%
0.42%               0.40%(a)

Ratio of expenses to average net assets before
expense waivers                                              0.47%
0.54%               1.72%(a)

Ratio of net investment income to average net
assets                                                       5.35%
5.67%               4.98%(a)

Net of waivers which amounted to:                           $0.02
$0.01               $0.08



(a)  Annualized
(b)  Not annualized
(c) Total return would have been lower had certain expenses not been waived or reimbursed
n/a  Not applicable
#     Rounds to less than $0.01
Commencement of Operations
See Notes to the Financial Statements



Notes to Financial Statements
December 31, 1996

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six active Funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF Emerging Markets Fund ("Emerging Markets"), TIFF U.S. Equity Fund ("U.S. Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term"). The costs incurred by TIP in connection with the organization and initial registration of shares are being amortized on a straight-line basis over a sixty-month period.

Investment Objectives

Fund	Investment Objective
Multi-Asset	Provide a growing stream of current income and
appreciation of principal that at least offsets inflation.

International Equity	Provide a growing stream of current income and
appreciation of principal that at least offsets inflation by investing in common stocks of companies domiciled in at least ten different countries.

Emerging Markets	Provide appreciation of principal that at least
offsets inflation by investing in common stocks of companies domiciled in emerging market countries.

U.S. Equity	Provide a growing stream of current income and
appreciation of principal that at least offsets inflation by investing in common stocks of U.S. domiciled companies.

Bond	Provide:  (1) a hedge against deflation; and (2) a
high rate of current income, subject to restrictions designed to ensure liquidity and control exposure to interest rate and credit risk.

Short-Term	Provide a high rate of current income, subject to
restrictions designed to control share price volatility.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Securities

Securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. The Funds amortize discount or premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the Funds are notified. The Funds use the specific identification method for determining gain or loss on sales of securities.

Income Tax

There is no provision for Federal income or excise tax since each Fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions after October 31 are treated as arising on the first day of a Fund's next fiscal year if so elected by the Fund. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The Funds accrue such taxes as applicable.



Valuation

Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Time deposits, repurchase agreements and reverse repurchase agreements are generally valued at their cost plus accrued interest. Securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's Board of Directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction.

At December 31, 1996, 23% of the investments in securities held by Multi-Asset were valued based on prices provided by the principal market maker. Such prices may differ from the value that would have been used had a broader market for the securities existed.

Expenses

Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on their respective average daily net assets. In the Short-Term Fund, the adviser waived $24,814, and the Fund's Money Manager waived $79,812 in fees during the 12-month period ended December 31, 1996.

Dividends to Shareholders

It is the policy of all Funds to declare dividends according to the following schedule:


Fund	Dividends from Net
Investment Income
Capital Gains Distributions
Multi-Asset	Semi-annually	Annually
International Equity	Semi-annually	Annually
Emerging Markets	Annually	Annually
U.S. Equity	Quarterly	Annually
Bond	Daily	Annually
Short-Term	Daily	Annually

Dividends from net short-term capital gains and net long-term capital gains of each Fund, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect net investment income per share. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period.



Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold.

Income and withholding taxes are translated at exchange rates prevailing when accrued. Unrealized net currency gains and losses from valuing foreign currency-denominated assets and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

The accounting records of the Funds are maintained in U.S. dollars. Net realized gains and losses on foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

3. Investment Advisory Agreement and Money Manager Agreements

TIP's Board of Directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each Fund pays FAI a maximum monthly fee calculated by applying the following annual basis point ("bp") rates to such Fund's average daily net assets for the month (100 bp equals 1.00%):

	Multi-	Int'l	Emerging	U.S.
	Short-
Assets	Asset	Equity	Markets	Equity	Bond
	Term
On the first $500 million	20 bp	15 bp	15 bp	15 bp	10
bp	3 bp
On the next $500 million	18 bp	13 bp	13 bp	13 bp	8
bp	3 bp
On the next $500 million	15 bp	11 bp	11 bp	11 bp	6
bp	2 bp
On the next $500 million	13 bp	9 bp	9 bp	9 bp	5
bp	2 bp
On the next $500 million	11 bp	7 bp	7 bp	7 bp	4
bp	1 bp
On the remainder
(<$2.5 billion)
9 bp
5 bp
5 bp
5 bp
3 bp
1 bp

TIP's Board of Directors has approved Money Manager agreements with each of the Money Managers. Money Managers will receive annual management fees equal to a stated percentage of the value of Fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain Money Managers, however, will receive management fees equal to a flat percentage per annum of assets under management with a single rate or on a descending scale.

Appendix A to the Notes to the Financial Statements identifies Money Managers who provide services to the Funds and the minimum and maximum fee rate. Unless otherwise indicated, the management fee received by a Money Manager varies based on the Money Manager's investment performance.

Pursuant to its Administration Agreement, AMT Capital Services, two employees of which serve as officers of TIP, earn a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the average daily net assets of TIP for the first $300 million, 0.05% for the next $2.7 billion, 0.04% for the next $2.0 billion, and 0.03% for the average daily net assets over $5.0 billion under management. In addition, TIP has agreed to pay AMT Capital an incentive fee not to exceed 0.02% for reducing the expense ratio of one or more Funds of TIP below certain levels specified for each Fund.



4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the period from January 1, 1996 to December 31, 1996 were as follows:

	Purchases	Purchases	Sales	Sales
Fund	U.S. Government	Other Securities	U.S.
Government	Other Securities

Multi-Asset	$        29,954,734	$        187,536,835	$         23,601,820	$
    105,502,345
International Equity	-	91,974,478	-	57,095,519
Emerging Markets	-	92,978,443	-	61,751,639
U.S. Equity	-	165,525,549	-	131,290,893
Bond	285,695,953	115,765,647	249,185,853	114,391,119
Short-Term	291,832,425	54,629,051	264,696,333	52,622,034

Appendix E to the Notes to the Financial Statements details each Fund's investment transactions with affiliates.

Forward Currency Contracts

The Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished through delivery, the Fund records a realized gain or loss on foreign currency related transactions equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Appendix B to the Notes to the Financial Statements details each Fund's outstanding forward currency contracts at December 31, 1996.

Financial Futures Contracts

The Funds are engaged in trading financial futures contracts. The Funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5-10% of the contract amount.

Each Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Funds' exposure to the underlying instrument or hedge other
Fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.



At December 31, 1996, the Funds segregated investments with the following values in connection with their financial futures:

	Segregated
Fund	Assets

Multi-Asset	$               347,560
International Equity	2,123,875
Emerging Markets	-
U.S. Equity	865,941
Bond	107,699
Short-Term	24,877

Appendix C of the Notes to the Financial Statements details each Fund's open futures contracts at December 31, 1996.

Short Selling

The Funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The Fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the Fund records the proceeds as a Deposit with Broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the Fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the Fund. When a closing purchase is entered into by the Fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

The Fund, in "short selling", sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the Fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short position except at prices above those previously quoted in the market.

Options

When a Fund purchases an option, an amount equal to the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium originally paid. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the Fund realizes a gain in the amount of the premium received. If the Fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.



If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the Fund is reduced by the premium received. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of amounts shown on the Statement of Assets and Liabilities. See
Note 10 for detail of all option contracts written during the year.

Each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Options contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

5. Repurchase and Reverse Repurchase Agreements

Each Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to a Fund and repurchase such securities from such Fund at a mutually agreed upon price and date.

Each Fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Fund and such Fund agrees to repurchase the securities at an agreed upon price and date. Each Fund will engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. Capital Share Transactions

As of December 31, 1996, each Fund has 500,000,000 shares of $0.001 par value capital stock authorized. The Funds may charge entrance or exit fees on subscriptions or redemptions in an amount not to exceed 1.00% of the transaction amount. Such fees are retained by the Funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D to the Notes to the Financial Statements.

7.  Security Lending

The Funds receive securities issued or guaranteed by the U.S. Government or its agencies or cash as collateral against the loaned securities, in an amount at least equal to 100% of the current market value of the loaned securities. At December 31, 1996, all collateral received was cash and was subsequently invested in cash equivalents.

As of December 31, 1996, the value of the loaned securities outstanding and the related collateral was as follows:

	Value of Loaned
	Securities	Collateral
Multi-Asset	$                   982,603
	$                   1,035,661
International Equity	10,694,901	11,797,825
Emerging Markets	3,946,939	4,424,396
U.S. Equity	4,111,950	4,213,800
Bond	2,117,572	2,150,000
Short-Term	-	-



8.  Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds identify securities as segregated in its custodial records with a value at least equal to the amount of the purchase commitment.

Bond enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation" above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's Money Manager deems it appropriate to do so.

Bond enters into TBA sale commitments to hedge its portfolio or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation" above. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

9.  Credit Risk in the Emerging Markets

Emerging Markets' relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. While the Fund's investment in emerging markets debt is limited, the yields of these obligations reflect perceived credit risk. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of the Fund's investment and the income they generate, as well as the Fund's ability to repatriate such amounts.

10.  Options

During the period ended December 31, 1996, the following option contracts were written:

	Multi-Asset Fund	Short-Term Fund
	# of Contracts	Premium	# of Contracts	Premium
Balance as of December, 31, 1995
0
$                  0
0
$                  0

Written	336	  75,600	48	6,150

Closed	(336)	(75,600)	(48)	(6,150)
Balance as of December 31, 1996
0
$                  0
0
$                  0

11.   Principal Members

The schedule below shows the number of Members each owning 10% or more of a Fund and the total percentage of the Fund held by such Members.


	Number	% of Fund Held

Multi-Asset Fund	2	27
International Equity Fund	2	41
Emerging Markets Fund	3	54
U.S. Equity Fund	2	32
Bond Fund	1	20
Short-Term Fund	3	72




Appendix A

Money Manager Fee as Percent of Assets Managed

		Minimum	Maximum
	TIFF Multi-Asset Fund
	Bee & Associates, Inc.	0.15	2.00
	A. Gary Shilling & Co., Inc.	0.15	2.00
	Standard Pacific Capital LLC	0.15	2.00
	TCW Funds Management, Inc.	0.50*	0.75
	Wellington Management Company	0.35*	0.45

	TIFF International Equity Fund
	Bee & Associates, Inc.	0.15	2.00
	Delaware International Advisers, Ltd.	0.30*	0.50
	Harding, Loevner Management, L.P.	0.10	1.50
	Marathon Asset Management, Ltd.	0.15	1.60
	Mercury Asset Management International, Ltd.	0.50**	0.50

	TIFF Emerging Markets Fund
	Blairlogie Capital Management	0.60*	0.95
	Emerging Markets Management	1.00*	1.25
	Lazard Freres Asset Management	0.50**	0.50

	TIFF U.S. Equity Fund
	Jacobs Levy Equity Management	0.15	1.25
	Martingale Asset Management, L.P.	0.05*	0.10
	Palo Alto Investors	0.10	2.00
	Westport Asset Management, Inc.	0.15	2.00

	TIFF Bond Fund
	Atlantic Asset Management Partners, Inc.	0.10	0.60
	Fischer Francis Trees & Watts, Inc.	0.10	0.80
	Seix Investment Advisors, Inc.	0.10	0.80
	Smith Breeden Associates, Inc.	0.10	0.85

	TIFF Short-Term Fund
	Fischer Francis Trees & Watts, Inc.	0.15*	0.20

	*	Money Manager receives a fee that does not include performance component.

	**	Money Manager receives a straight asset-based fee regardless of the amount of assets managed for TIP (i.e., there are neither
"breakpoints" in the fee agreement nor a performance component).



Appendix B

                    Open Forward Currency Contracts as of December 31, 1996

							Unrealized
Contract					Cost/	Current
	Appreciation
Amount					Proceeds	Value
	(Depreciation)
		Multi-Asset Fund

		Buy Contracts
8,530,107		Belgian Franc expiring 2/20/97			$               270,951	$
      269,601	$                 (1,350)
15,781		Finnish Markka expiring 1/22/97			3,424	3,435	11
21,270,352		French Franc expiring 1/22/97			4,105,138	4,103,148	(1,990)
98,067		German Deutsche Mark expiring  2/18/97			63,983	63,884	(99)
73,378		Great British Pound expiring 2/7/97			121,642	125,599	3,957
399,173		Irish Punt expiring 1/2/97			665,192	676,779	11,587
467,721,726		Italian Lira expiring 2/20/97			304,993	307,273	2,280
5,265,430		Norwegian Krone expiring 1/17/97			818,306	826,130	7,824

		Sell Contracts
1,224,192		Austrian Schilling expiring 3/14/97			111,452	113,474	(2,022)
13,081,574		Austrian Schilling expiring 3/19/97			1,205,675	1,212,930	(7,255)
13,547,114		Belgian Franc expiring 2/20/97			436,524	428,168	8,356
698,895		Finnish Markka expiring 1/22/97			152,713	152,114	599
21,270,351		French Franc expiring 1/22/97			4,109,987	4,103,148	6,839
13,146,112		French Franc expiring 3/27/97			2,549,524	2,544,839	4,685
98,067		German Deutsche Mark expiring  2/18/97			64,165	63,884	281
88,581		Great British Pound expiring 1/2/97			147,948	151,717	(3,769)
642,965		Great British Pound expiring 2/7/97			1,056,060	1,100,536	(44,476)
4,936,525		Hong Kong Dollar expiring 3/19/97			637,794	638,247	(453)
399,172		Irish Punt expiring 1/2/97			645,192	676,778	(31,586)
412,142		Irish Punt expiring 4/2/97			686,188	697,541	(11,353)
2,363,171,249		Italian Lira expiring 2/20/97			1,539,764	1,552,503	(12,739)
8,949,508		Norwegian Krone expiring 1/17/97			1,386,531	1,404,151	(17,620)
12,594,237		Portuguese Escudo expiring 1/8/97			80,930	80,725	205
12,713,500		Swedish Krona expiring 1/19/97			1,863,111	1,870,562	(7,451)
4,330,713		Swedish Krona expiring 3/18/97			635,934	637,162	(1,228)
		Total					$
(96,767)


		International Equity Fund

		Buy Contracts
22,892,797		Japanese Yen expiring 1/7/97			$
197,199	$                197,822	$                       623

		Sell Contracts
14,069,250		Belgian Franc expiring 2/28/97			450,000	444,904	5,096
4,623,570		French Franc expiring 2/28/97			900,000	893,759	6,241
1,666,667		French Franc expiring 3/19/97			320,667	322,499	(1,832)
1,364,400		German Deutsche Mark expiring 2/28/97			900,000	889,340	10,660
1,436,304		Hong Kong Dollar expiring 3/19/97			185,569	185,679	(110)
43,603,262		Japanese Yen expiring 1/7/97			375,437	376,786	(1,349)
252,800,000		Japanese Yen expiring 1/21/97			2,500,000	2,189,262	310,738
154,050,000		Japanese Yen expiring 2/3/97			1,500,000	1,336,687	163,313
125,328,000		Japanese Yen expiring 2/28/97			1,120,000	1,091,214	28,786
1,531,080		Netherlands Guilder expiring 2/28/97			900,000	889,691	10,309
1,030,560		Netherlands Guilder expiring 3/19/97			597,080	599,553	(2,473)
958,750		Swedish Krona expiring 1/2/97			139,201	140,642	(1,441)
14,109,160		Swedish Krona expiring 3/19/97			2,067,640	2,075,908	(8,268)
		Total					$
520,293

		Emerging Markets Fund

		Buy Contracts
65,258		Polish Zloty expiring 1/2/97			$
22,814	$                 22,826	$                          12

		Sell Contracts
10,936,807		Greek Drachma expiring 1/2/97			44,168	44,376	(208)
581,183		Hong Kong Dollar expiring 1/2/97			75,127	75,142	(15)
295,706		Hong Kong Dollar expiring 1/3/97			38,234	38,232	2
25,533,750		Hong Kong Dollar expiring 3/19/97			3,298,933	3,301,280	(2,347)
		Total					$
(2,556)




Appendix C

Open Futures Contracts as of December 31, 1996

					Aggregate	Aggregate
	Unrealized
Contract					Face Value	Current
	Appreciation
Amount					When Opened	Face Value
	(Depreciation)
		Multi-Asset Fund

		Long Futures Contracts
17		Mar `97 10 yr. U.S. Treasury Notes			$         1,888,063 	$
 1,855,125 	$         (32,938)
48		Mar `97 5 Yr. U.S. Treasury Notes			5,145,063	5,116,500	(28,563)
20		Mar '97 German Mark			1,634,500
	1,632,750	(1,750)
22		Mar `97 Japanese Yen			2,467,850
	2,396,075	(71,775)
24		Mar '97 SMX Nikkei
			2,148,295	2,003,798	(144,497)
16		Mar '97 All Ords (Australia)			767,647	778,697	11,050

		Short Futures Contracts
15		Mar `97 Swiss Franc			(1,444,875)
	(1,410,000)	34,875
5		Mar '97 S&P 500			(1,844,875)
	(1,861,250)	(16,375)
		Total					$
(249,973)

		International Equity Fund

		Long Futures Contracts
115		Mar '97 Japanese Yen			$       12,900,127 	$  12,524,938 	$      (375,189)
415		Mar '97 OSK Nikkei Index
	10,724,713	10,030,211	(694,502)

		Short Futures Contracts
60		Mar '97 Swiss Franc			(5,784,002)	(5,640,000)
	144,002

		Total					$              (925,689)


		U.S. Equity Fund

		Long Futures Contracts
64		Mar '97 S&P 500			$  23,708,500 	$   23,824,000	$            115,500

		Bond Fund

		Long Futures Contracts
26		Mar '97 5 Year U.S. Treasury Notes			$   2,790,268	$     2,771,439
$  (18,829)

		Short Futures Contracts
28		Mar '97 10 Yr Treasury Notes
	(3,086,688)	(3,055,500)	31,188
4		Mar '97 Euro Dollars			(943,800)
	(944,400)	(600)
4		Jun '97 Euro Dollars			(944,075)
	(942,800)	1,275
3		Sept '97 Euro Dollars			(706,425)	(705,975)	450

3		Dec '97 Euro Dollars			(707,625)
	(704,625)	3,000
3		Mar '98 Euro Dollars			(703,875)
	(704,025)	(150)
		Total					$
16,334

		Short-Term Fund

		Short Futures Contracts
1		Sept '97 Euro Dollars			$            (235,867)
	$            (235,325)	$                         542
2		Dec '97 Euro Dollars			(470,982)
	(469,750)	1,232
2
		Mar '98 Euro Dollars			(470,682)
	(469,350)	1,332
2		Jun '98 Euro Dollars			(470,182)
	(468,800)	1,382
1		Sept '98 Euro Dollars			(234,892)
	(234,200)	692
		Total					$
5,180



Appendix D

                                  Capital Share Transactions


			Year Ended 12/31/96
	Period from 3/31/95 * to December 31, 1995
Multi-Asset Fund			Shares	Amount		Shares	Amount
Shares Sold			12,414,168	$     148,942,630		8,225,630 	$     84,836,448
Shares Reinvested			741,729	8,952,996		156,105 	1,716,666
Exit/Entrance Fee
			-	854,784		-	368,847
   Subtotal			13,155,897	158,750,410		8,381,735 	86,921,961
Shares Redeemed			(3,407,420)	(40,828,439)		(57,581)	(613,418)
Net Increase 			9,748,477	$     117,921,971		8,324,154 	$     86,308,543
* Commencement of Operations


			Year Ended 12/31/96			Year Ended 12/31/95
International Equity Fund			Shares	Amount		Shares	Amount
Shares Sold			7,045,139	$     80,119,170		6,412,082 	$      64,757,197
Shares Reinvested			485,076	5,862,190		144,840 	1,544,842
Exit/Entrance Fees			-	424,816		-	442,854
   Subtotal			7,530,215	86,406,176		6,556,922 	66,744,893
Shares Redeemed			(3,898,610)	(44,032,095)		(1,136,430)	(11,466,017)
Net Increase 			3,631,605	$     42,374,081		5,420,492 	$      55,278,876


			Year Ended 12/31/96			Year Ended 12/31/95
Emerging Markets Fund			Shares	Amount		Shares	Amount
Shares Sold			6,273,660	$     56,965,180		1,865,202 	$      16,108,997
Shares Reinvested			31,948	275,715		1,336 	16,905
Exit/Entrance Fees			-	331,463		-	150,876
   Subtotal			6,305,608	57,572,358		1,866,538 	16,276,778
Shares Redeemed			(2,946,642)	(26,561,431)		(244,472)	(2,128,518)
Net Increase 			3,358,966	$     31,010,927		1,622,066 	$      14,148,260


			Year Ended 12/31/96			Year Ended 12/31/95
U.S. Equity Fund			Shares	Amount		Shares	Amount
Shares Sold			4,368,046	$     59,674,611		3,321,437 	$       38,880,399
Shares Reinvested			1,019,746	14,143,456		680,636 	8,414,015
Exit/Entrance Fees			-	76,112		-	87,663
   Subtotal			5,387,792	73,894,179		4,002,073 	47,382,077
Shares Redeemed			(1,408,508)	(19,289,674)		(918,330)	(10,541,597)
Net Increase 			3,979,284	$     54,604,505		3,083,743 	$      36,840,480


			Year Ended 12/31/96			Year Ended 12/31/95
Bond Fund			Shares	Amount		Shares	Amount
Shares Sold			4,110,390	$      41,685,035		8,398,526 	$       83,517,759
Shares Reinvested			364,890	3,645,717		461,277 	4,741,699
   Subtotal			4,475,280	45,330,752		8,859,803 	88,259,458
Shares Redeemed			(610,475)	(6,147,715)		(8,277,360)	(81,350,717)
Net Increase 			3,864,805	$      39,183,037		582,443 	$         6,908,741


			Year Ended 12/31/96			Year Ended 12/31/95
Short-Term Fund			Shares	Amount		Shares	Amount
Shares Sold			10,421,535	$     104,066,028		9,712,800 	$        97,319,382
Shares Reinvested			398,510	3,981,140		491,240 	4,949,767
   Subtotal			10,820,045	108,047,168		10,204,040 	102,269,149
Shares Redeemed			(14,116,543)	(140,977,340)		(3,981,798)	(39,922,950)
Net Increase/(Decrease)			(3,296,498)	$
(32,930,172)		6,222,242 	$       62,346,199



Appendix E

Summary of Transactions with Affiliated Companies

 Purchase Sales Realized Dividend Value
Affiliate Cost Cost Gain/(Loss) Income at 12/31/96

Multi-Asset

Grantham, Mayo, and Van Otterloo and Co. $       26,758,961 $
5,318,384 $           372,857 $        1,258,597 $      26,728,622
A. Gary Shilling & Co. - 1,000,000 (10,861) - -
TCW Funds Management, Inc 1,589,243 14,141,475 634,271 19,243 6,119,325
Total $      28,348,204 $       20,459,859 $          996,267 $
1,277,840 $       32,847,947


International Equity

Blairlogie Capital Management $               7,855 $       2,464,545 $
175,484 $               7,855 $                       -
Lazard Freres Asset Management - - - - 3,043,758
Total $               7,855 $       2,464,545 $           175,484 $
7,855 $        3,043,758


Emerging Markets

TCW Funds Management, Inc. $        1,694,200 $                       - $
- $               6,654 $        1,707,688


U.S. Equity

Grantham, Mayo, and Van Otterloo and Co. $        2,548,222 $
- $                       - $             48,222 $         2,807,401


Short-Term

Fischer Francis Trees & Watts, Inc. $      34,637,401 $      22,211,912 $
(11,912) $           379,709 $      12,380,304

These transactions represent investments in pooled investment vehicles affiliated with the indicated Money Managers. No sales commission was incurred by the Funds in connection with these transactions.








Report of Independent Accountants



February 28, 1997

To the Board of Directors and Shareholders of TIFF Investment Program

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, and TIFF Short-Term Fund (constituting the TIFF Investment Program (TIP), hereafter referred to as the "Funds"), at December 31, 1996, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036



ADVISER                                     MONEY MANAGERS
 Foundation Advisers, Inc.
 2405 Ivy Road                               TIFF Multi-Asset Fund
 Charlottesville, VA  22903                  Bee & Associates, Inc.
 phone (804) 984-0084                        Grantham, Mayo, and Van Otterloo
and Co.
 fax   (804) 977-4479                        Standard Pacific Capital LLC
                                             TCW Funds Management, Inc.
                                             Wellington Management Company
 CUSTODIAN
 FUND ACCOUNTING AGENT                       TIFF International Equity Fund
 TRANSFER AGENT                              Bee & Associates, Inc.
 DIVIDEND DISBURSING AGENT                   Delaware International Advisers,
Ltd.
 Investors Bank & Trust Company              Harding, Loevner Management, L.P.
 P.O. Box 1537                               Marathon Asset Management, Ltd.
 Boston, MA  02205                           Mercury Asset Management
International, Ltd.

                                             TIFF Emerging Markets Fund
 FUND ADMINISTRATOR                          Emerging Markets Management
 AND DISTRIBUTOR                             Lazard Freres Asset Management
 AMT Capital Services, Inc.
 600 Fifth Avenue                            TIFF U.S. Equity Fund
 New York, NY  10020                         Jacobs Levy Equity Management
                                             Martingale Asset Management, L.P.
                                             Palo Alto Investors
 LEGAL COUNSEL                               Westport Asset Management, Inc.
 Dechert Price & Rhoads
 1500 K Street, N.W.                         TIFF Bond Fund
 Washington, DC  20005                       Atlantic Asset Management
Partners, Inc.
                                             Seix Investment Advisors, Inc.
                                             Smith Breeden Associates, Inc.
 INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP                        TIFF Short-Term Fund
 1177 Avenue of the Americas                 Fischer Francis Trees & Watts,
Inc.
 New York, NY  10036